UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.4%
Information Technology - 11.3%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)(b)	9,690	$611,439
Cisco Systems, Inc.	35,490	1,010,401
Palo Alto Networks, Inc. (b)	3,030	494,314

		2,116,154

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.-Class A	12,691	733,794
Hitachi Ltd.	50,000	234,342
Keysight Technologies, Inc. (b)	23,698	657,383
Largan Precision Co., Ltd.	1,000	77,509
PAX Global Technology Ltd. (a)	55,000	55,017

		1,758,045

Internet Software & Services - 2.6%
Alphabet, Inc.-Class A (b)	990	755,271
Alphabet, Inc.-Class C (b)	4,781	3,561,606
Baidu, Inc. (Sponsored ADR) (a)(b)	1,771	338,048
Facebook, Inc.-Class A (b)	31,650	3,611,265
Twitter, Inc. (b)	18,400	304,520

		8,570,710

IT Services - 1.8%
Cap Gemini SA	1,380	129,450
Cognizant Technology Solutions Corp.-Class A (b)	16,540	1,037,058
Fujitsu Ltd.	27,000	99,840
HCL Technologies Ltd.	10,820	132,868
Tata Consultancy Services Ltd.	7,430	283,839
Vantiv, Inc.-Class A (b)	10,100	544,188
Visa, Inc.-Class A	33,060	2,528,429
Worldpay Group PLC (b)(c)	77,638	305,875
Xerox Corp.	60,874	679,354

		5,740,901

Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	49,149	1,040,976
ARM Holdings PLC	13,900	202,402
ASM International NV	5,020	224,483
ASML Holding NV	7,630	767,840
Infineon Technologies AG	21,010	297,887
Intel Corp.	29,061	940,123
Novatek Microelectronics Corp.	41,000	165,043
NVIDIA Corp.	37,909	1,350,698
SCREEN Holdings Co., Ltd.	49,000	386,945
Sumco Corp.	33,600	210,962
Tokyo Electron Ltd.	2,000	130,259
Xilinx, Inc.	21,861	1,036,867

		6,754,485

Software - 2.2%
Adobe Systems, Inc. (b)	6,010	563,738
ANSYS, Inc. (b)	6,255	559,572

Company	Shares	U.S. $ Value
Aspen Technology, Inc. (b)	15,100	545,563
Constellation Software, Inc./Canada	2,442	999,908
Dassault Systemes	7,260	575,221
Microsoft Corp.	31,124	1,718,979
Mobileye NV (a)(b)	11,332	422,570
Nintendo Co., Ltd.	1,900	270,081
Oracle Corp.	25,483	1,042,510
ServiceNow, Inc. (b)	7,555	462,215

		7,160,357

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	27,820	3,032,102
Hewlett Packard Enterprise Co.	43,000	762,390
HP, Inc.	52,849	651,099
NCR Corp. (b)	6,428	192,390
Samsung Electronics Co., Ltd.	130	149,189

		4,787,170

		36,887,822

Financials - 11.1%
Banks - 0.1%
Banco Macro SA (ADR)	1,345	86,712
OTP Bank PLC	4,400	110,385

		197,097

Banks - 3.2%
Bank Hapoalim BM	19,435	100,884
Bank of America Corp.	140,986	1,906,131
Bank of Baroda	44,250	98,124
Bank of Queensland Ltd.	52,520	486,954
Citizens Financial Group, Inc.	22,112	463,246
CYBG PLC (b)	48,967	146,636
Danske Bank A/S	19,710	556,225
Fifth Third Bancorp	5,234	87,355
ING Groep NV	45,220	541,139
Intesa Sanpaolo SpA	67,310	186,113
JPMorgan Chase & Co.	24,361	1,442,658
KB Financial Group, Inc.	4,800	133,283
Mitsubishi UFJ Financial Group, Inc.	171,400	794,200
National Australia Bank Ltd.	7,300	146,576
PNC Financial Services Group, Inc. (The)	6,861	580,235
SunTrust Banks, Inc.	2,924	105,498
UniCredit SpA	43,810	157,935
US Bancorp	10,871	441,254
Wells Fargo & Co.	42,587	2,059,507

		10,433,953

Capital Markets - 1.1%
Amundi SA (b)(c)	3,052	145,056
Azimut Holding SpA	7,960	183,057
Bank of New York Mellon Corp. (The)	8,000	294,640
BlackRock, Inc.-Class A	1,410	480,204
Credit Suisse Group AG (REG) (b)	19,650	277,496
E*TRADE Financial Corp. (b)	8,936	218,843
Goldman Sachs Group, Inc. (The)	3,077	483,027
Morgan Stanley	10,587	264,781

Company	Shares	U.S. $ Value
Partners Group Holding AG	1,070	429,871
UBS Group AG	49,762	800,473

		3,577,448

Consumer Finance - 1.0%
Capital One Financial Corp.	17,639	1,222,559
Discover Financial Services	12,685	645,920
OneMain Holdings, Inc. (b)	21,190	581,242
Synchrony Financial (b)	27,240	780,698

		3,230,419

Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc.-Class B (b)	4,127	585,539
Challenger Ltd./Australia	31,500	202,145
GRENKELEASING AG	1,452	308,300
ORIX Corp.	15,100	215,072

		1,311,056

Insurance - 2.6%
Admiral Group PLC	18,830	534,981
Aflac, Inc.	2,804	177,045
AIA Group Ltd.	193,400	1,099,289
Allstate Corp. (The)	16,305	1,098,468
American Financial Group, Inc./OH	4,977	350,231
American International Group, Inc.	19,881	1,074,568
Aviva PLC	26,662	174,088
Direct Line Insurance Group PLC	24,707	131,051
Dongbu Insurance Co., Ltd.	1,880	125,035
First American Financial Corp.	12,923	492,495
FNF Group	16,107	546,027
Hartford Financial Services Group, Inc. (The)	2,784	128,287
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,240	251,651
NN Group NV	8,852	288,971
Progressive Corp. (The)	4,200	147,588
Prudential PLC	44,040	819,516
Reinsurance Group of America, Inc.-Class A	4,155	399,919
Suncorp Group Ltd.	19,210	175,265
Travelers Cos., Inc. (The)	1,944	226,884
Zurich Insurance Group AG (b)	850	197,125

		8,438,484

Real Estate Investment Trusts (REITs) - 2.2%
AvalonBay Communities, Inc.	5,820	1,106,964
Boston Properties, Inc.	6,454	820,174
Duke Realty Corp.	8,900	200,606
Equity Residential	4,670	350,390
Essex Property Trust, Inc.	1,465	342,605
General Growth Properties, Inc.	6,060	180,164
Prologis, Inc.	7,603	335,900
Public Storage	1,480	408,228
Realty Income Corp.	2,810	175,653
Simon Property Group, Inc.	9,556	1,984,686
Ventas, Inc.	13,580	854,997
Welltower, Inc.	7,840	543,626

		7,303,993

Company	Shares	U.S. $ Value
Real Estate Management & Development - 0.3%
CBRE Group, Inc.-Class A (b)	7,110	204,910
City Developments Ltd.	17,800	107,773
Global Logistic Properties Ltd.	423,000	603,308
LendLease Group	23,090	245,126

		1,161,117

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Ltd.	27,550	460,312
LIC Housing Finance Ltd.	14,450	107,126

		567,438

		36,221,005

Consumer Discretionary - 9.3%
Auto Components - 1.2%
Bridgestone Corp.	5,400	201,543
Cie Generale des Etablissements Michelin-Class B	1,340	136,906
Continental AG	2,580	585,169
GKN PLC	34,750	143,877
Goodyear Tire & Rubber Co. (The)	16,667	549,678
Hankook Tire Co., Ltd.	4,750	225,939
Lear Corp.	5,846	649,900
Magna International, Inc.-Class A	23,317	1,001,699
Plastic Omnium SA	4,050	139,095
Sumitomo Electric Industries Ltd.	23,500	284,959
Valeo SA	1,300	202,148

		4,120,913

Automobiles - 0.5%
General Motors Co.	11,102	348,936
Honda Motor Co., Ltd.	15,000	410,116
Isuzu Motors Ltd.	17,500	180,512
Peugeot SA (b)	22,980	393,142
Tata Motors Ltd. (b)	23,176	135,805
Tata Motors Ltd.-Class A (b)	19,400	86,057
Toyota Motor Corp.	2,300	121,981

		1,676,549

Diversified Consumer Services - 0.1%
TAL Education Group (ADR) (b)	3,339	165,882

Hotels, Restaurants & Leisure - 0.7%
Melco International Development Ltd. (a)	113,000	157,594
Merlin Entertainments PLC (c)	20,239	134,558
Starbucks Corp.	25,350	1,513,395
Wyndham Worldwide Corp.	2,350	179,611
Yum! Brands, Inc.	2,960	242,276

		2,227,434

Internet & Catalog Retail - 0.6%
Ctrip.com International Ltd. (ADR) (b)	2,740	121,272
Priceline Group, Inc. (The) (b)	1,240	1,598,311

Company	Shares	U.S. $ Value
Vipshop Holdings Ltd. (ADR) (b)	9,140	117,723

		1,837,306

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	9,600	209,265
Mattel, Inc.	2,221	74,670

		283,935

Media - 2.3%
Altice NV-Class A (b)	10,740	190,777
AMC Networks, Inc.-Class A (b)	15,205	987,413
Comcast Corp.-Class A	41,146	2,513,198
CTS Eventim AG & Co. KGaA	14,914	528,830
Interpublic Group of Cos., Inc. (The)	8,963	205,701
Liberty Global PLC-Series C (b)	11,018	413,836
Naspers Ltd.-Class N	3,366	469,219
Thomson Reuters Corp.	2,453	99,297
Time Warner Cable, Inc.-Class A	1,734	354,811
Twenty-First Century Fox, Inc.-Class A	2,482	69,198
Vivendi SA	18,394	385,482
Walt Disney Co. (The)	15,188	1,508,320

		7,726,082

Multiline Retail - 1.0%
B&M European Value Retail SA	196,157	747,712
Dollar General Corp.	8,200	701,920
Dollar Tree, Inc. (b)	19,470	1,605,496
Poundland Group PLC	55,290	123,749

		3,178,877

Specialty Retail - 1.9%
Foot Locker, Inc.	7,443	480,073
Home Depot, Inc. (The)	19,171	2,557,987
Kingfisher PLC	31,270	168,658
L Brands, Inc.	6,210	545,300
L’Occitane International SA	3,500	6,258
O’Reilly Automotive, Inc. (b)	2,070	566,476
Ross Stores, Inc.	5,515	319,318
TJX Cos., Inc. (The)	4,331	339,334
Ulta Salon Cosmetics & Fragrance, Inc. (b)	5,980	1,158,565
Yamada Denki Co., Ltd.	31,100	147,009

		6,288,978

Textiles, Apparel & Luxury Goods - 0.9%
Cie Financiere Richemont SA	4,908	324,176
HUGO BOSS AG	3,146	205,667
Kering	590	105,340
NIKE, Inc.-Class B	31,013	1,906,369
Samsonite International SA	152,100	509,468

		3,051,020

		30,556,976

Health Care - 7.7%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (b)	11,136	1,550,354

Company	Shares	U.S. $ Value
Biogen, Inc. (b)	10,952	2,851,025
Gilead Sciences, Inc.	17,671	1,623,258

		6,024,637

Health Care Equipment & Supplies - 1.4%
Align Technology, Inc. (b)	11,745	853,744
Edwards Lifesciences Corp. (b)	5,230	461,338
Essilor International SA	2,130	262,449
Intuitive Surgical, Inc. (b)	4,357	2,618,775
Sartorius AG (Preference Shares)	1,429	363,422

		4,559,728

Health Care Providers & Services - 1.7%
Aetna, Inc.	10,476	1,176,979
Premier, Inc.-Class A (b)	15,593	520,182
Quest Diagnostics, Inc.	5,934	423,984
Ramsay Health Care Ltd.	11,466	538,357
UnitedHealth Group, Inc.	23,187	2,988,804

		5,648,306

Life Sciences Tools & Services - 0.6%
Eurofins Scientific SE	2,656	972,414
Illumina, Inc. (b)	3,408	552,471
Mettler-Toledo International, Inc. (b)	1,409	485,767

		2,010,652

Pharmaceuticals - 2.2%
Aspen Pharmacare Holdings Ltd. (b)	2,540	54,999
GlaxoSmithKline PLC	20,420	413,367
Johnson & Johnson	18,000	1,947,600
Merck & Co., Inc.	13,055	690,740
Novartis AG (REG)	3,480	251,784
Novo Nordisk A/S-Class B	8,880	480,884
Pfizer, Inc.	59,423	1,761,298
Roche Holding AG	3,340	820,105
Shire PLC	9,530	543,541
Sun Pharmaceutical Industries Ltd.	13,220	164,858

		7,129,176

		25,372,499

Industrials - 5.8%
Aerospace & Defense - 0.7%
Airbus Group SE	4,770	316,048
L-3 Communications Holdings, Inc.	5,818	689,433
Northrop Grumman Corp.	894	176,923
Rockwell Collins, Inc.	6,430	592,910
United Technologies Corp.	3,565	356,856
Zodiac Aerospace	15,667	312,884

		2,445,054

Airlines - 0.8%
Alaska Air Group, Inc.	4,400	360,888
Delta Air Lines, Inc.	13,512	657,764
International Consolidated Airlines Group SA	45,840	363,509
Japan Airlines Co., Ltd.	10,200	373,932

Company	Shares	U.S. $ Value
JetBlue Airways Corp. (b)	29,026	613,029
Qantas Airways Ltd. (b)	83,704	261,270

		2,630,392

Building Products - 0.1%
AO Smith Corp.	4,770	363,999

Commercial Services & Supplies - 0.4%
Babcock International Group PLC	55,985	762,368
Regus PLC	111,898	507,896
Republic Services, Inc.-Class A	1,592	75,859

		1,346,123

Construction & Engineering - 0.1%
Quanta Services, Inc. (b)	7,485	168,862

Electrical Equipment - 0.5%
Acuity Brands, Inc.	2,818	614,719
Eaton Corp. PLC	14,795	925,575

		1,540,294

Industrial Conglomerates - 0.8%
Danaher Corp.	9,309	883,052
General Electric Co.	29,687	943,750
Rheinmetall AG	3,580	285,462
Roper Technologies, Inc.	1,980	361,884

		2,474,148

Industrial Warehouse Distribution - 0.6%
Daiwa House REIT Investment Corp. (a)	32	140,219
DCT Industrial Trust, Inc.	10,430	411,672
GLP J-Reit	173	197,070
Granite Real Estate Investment Trust	11,332	325,228
Macquarie Mexico Real Estate Management SA de CV (b)	59,400	80,279
PLA Administradora Industrial S de RL de CV (b)	71,170	132,312
Rexford Industrial Realty, Inc.	20,150	365,924
Warehouses De Pauw CVA	1,820	172,821

		1,825,525

Machinery - 0.5%
Hoshizaki Electric Co., Ltd.	8,300	692,309
IHI Corp.	101,000	213,786
ITT Corp.	13,600	501,704
JTEKT Corp.	28,300	367,232

		1,775,031

Marine - 0.0%
AP Moeller-Maersk A/S-Class B (b)	83	108,816

Mixed Office Industrial - 0.2%
Goodman Group	89,520	457,829
Kungsleden AB	27,140	191,937

		649,766

Company	Shares	U.S. $ Value
Professional Services - 0.7%
Adecco SA (REG)	2,650	172,386
Bureau Veritas SA	31,709	704,999
Capita PLC	41,990	626,893
Robert Half International, Inc.	8,100	377,298
Teleperformance	5,669	497,927

		2,379,503

Road & Rail - 0.1%
Central Japan Railway Co.	2,200	389,073

Trading Companies & Distributors - 0.3%
Brenntag AG	6,350	361,840
Bunzl PLC	5,290	153,446
WESCO International, Inc. (a)(b)	7,192	393,187

		908,473

		19,005,059

Consumer Staples - 3.6%
Beverages - 0.4%
Asahi Group Holdings Ltd.	3,200	99,599
Monster Beverage Corp. (b)	8,481	1,131,196

		1,230,795

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	5,360	844,629
CP ALL PCL	51,300	66,713
CVS Health Corp.	17,530	1,818,387
Delhaize Group	5,470	570,088
Lenta Ltd. (GDR) (b)(c)	6,510	40,952
Olam International Ltd.	179,412	229,025

		3,569,794

Food Products - 0.5%
Archer-Daniels-Midland Co.	4,072	147,854
Bunge Ltd.	1,020	57,804
ConAgra Foods, Inc.	2,447	109,185
Ingredion, Inc.	3,401	363,193
Mondelez International, Inc.-Class A	10,786	432,734
Tyson Foods, Inc.-Class A	7,535	502,283
WhiteWave Foods Co. (The) (b)	4,965	201,778

		1,814,831

Household Products - 0.3%
Kimberly-Clark Corp.	487	65,507
Procter & Gamble Co. (The)	8,091	665,970
Reckitt Benckiser Group PLC	2,160	208,346

		939,823

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The)-Class A	11,660	1,099,655
Unilever PLC	3,518	158,636

		1,258,291

Tobacco - 0.9%
Altria Group, Inc.	12,683	794,717

Company	Shares	U.S. $ Value
British American Tobacco PLC	24,919	1,457,161
Imperial Brands PLC	4,220	233,649
Philip Morris International, Inc.	3,837	376,448

		2,861,975

		11,675,509

Energy - 3.1%
Energy Equipment & Services - 0.3%
Aker Solutions ASA (c)	14,840	47,537
Schlumberger Ltd.	14,074	1,037,958

		1,085,495

Oil, Gas & Consumable Fuels - 2.8%
California Resources Corp.	243	250
Chevron Corp.	3,617	345,062
EOG Resources, Inc.	11,973	869,000
Exxon Mobil Corp.	26,820	2,241,884
Hess Corp.	10,578	556,932
HollyFrontier Corp.	15,199	536,829
JX Holdings, Inc.	112,800	434,321
LUKOIL PJSC (Sponsored ADR)	2,310	88,739
Occidental Petroleum Corp.	2,592	177,371
Phillips 66	3,524	305,143
QEP Resources, Inc.	31,900	450,109
Royal Dutch Shell PLC-Class A	62,705	1,519,571
TOTAL SA	17,792	809,559
Tupras Turkiye Petrol Rafinerileri AS (b)	3,830	107,874
Valero Energy Corp.	10,265	658,397

		9,101,041

		10,186,536

Equity: Other - 2.5%
Diversified/Specialty - 2.2%
Activia Properties, Inc.	23	119,233
Armada Hoffler Properties, Inc.	15,060	169,425
Buzzi Unicem SpA	9,740	167,904
CA Immobilien Anlagen AG (b)	14,900	292,495
Cheung Kong Property Holdings Ltd.	94,000	605,156
Colony Starwood Homes	8,320	205,920
East Japan Railway Co.	1,800	155,267
Fonciere Des Regions	2,790	263,112
Frasers Centrepoint Ltd.	15,200	18,367
Fukuoka REIT Corp.	78	140,997
GPT Group (The)	92,160	352,814
Gramercy Property Trust	59,473	502,547
IMMOFINANZ AG (b)	128,320	272,397
Kaisa Group Holdings Ltd. (a)(b)(d)(e)	409,000	41,125
Kennedy Wilson Europe Real Estate PLC	17,684	296,762
Merlin Properties Socimi SA	44,814	519,406
Mitsubishi Estate Co., Ltd.	18,000	334,079
Mitsui Fudosan Co., Ltd.	20,100	500,644
New World Development Co., Ltd.	206,065	196,940
Premier Investment Corp.	146	180,349
STORE Capital Corp.	15,540	402,175
Sumitomo Realty & Development Co., Ltd.	16,000	467,700
Sun Hung Kai Properties Ltd.	31,600	386,266

Company	Shares	U.S. $ Value
TLG Immobilien AG	4,640	101,136
United Urban Investment Corp.	117	188,991
UOL Group Ltd. (a)	81,761	364,145

		7,245,352

Health Care - 0.2%
Assura PLC	125,490	95,705
LTC Properties, Inc.	7,300	330,252

		425,957

Triple Net - 0.1%
National Retail Properties, Inc.	8,980	414,876

		8,086,185

Utilities - 1.8%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	10,800	717,120
Edison International	9,237	664,048
EDP-Energias de Portugal SA	114,580	406,810
Enel SpA	40,691	180,392
Eversource Energy	1,154	67,324
Exelon Corp.	16,177	580,107
FirstEnergy Corp.	2,857	102,766
Korea Electric Power Corp.	2,700	141,441
PPL Corp.	22,403	852,882
Westar Energy, Inc.	10,000	496,100

		4,208,990

Independent Power and Renewable Electricity Producers - 0.1%
Huadian Power International Corp., Ltd.-Class H	156,000	98,933
Huaneng Power International, Inc.-Class H	164,000	146,623

		245,556

Multi-Utilities - 0.4%
NiSource, Inc.	27,729	653,295
PG&E Corp.	10,091	602,635
Public Service Enterprise Group, Inc.	3,500	164,990

		1,420,920

		5,875,466

Residential - 1.7%
Multi-Family - 1.1%
Camden Property Trust	4,150	348,974
China Overseas Land & Investment Ltd.	106,000	335,720
China Resources Land Ltd.	80,000	204,835
CIFI Holdings Group Co., Ltd.	506,000	120,918
Comforia Residential REIT, Inc.	67	130,842
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	149,590	152,242
Independence Realty Trust, Inc.	51,610	367,463
Kenedix Residential Investment Corp. (a)	61	160,416
Mid-America Apartment Communities, Inc.	5,340	545,801
Mirvac Group	95,300	141,206
Sun Communities, Inc.	6,391	457,660
UNITE Group PLC (The)	16,570	151,190
Vonovia SE	7,212	258,917

Company	Shares	U.S. $ Value
Wing Tai Holdings Ltd.	260,900	340,333

		3,716,517

Self Storage - 0.6%
Big Yellow Group PLC	21,390	236,997
CubeSmart	7,940	264,402
Extra Space Storage, Inc.	5,540	517,768
National Storage Affiliates Trust	10,350	219,420
Safestore Holdings PLC	31,180	150,328
Sovran Self Storage, Inc.	3,080	363,286

		1,752,201

		5,468,718

Retail - 1.6%
Regional Mall - 0.2%
Pennsylvania Real Estate Investment Trust	9,370	204,734
Westfield Corp.	60,540	463,537

		668,271

Shopping Center/Other Retail - 1.4%
Aeon Mall Co., Ltd.	24,577	363,621
DDR Corp.	17,150	305,098
Fibra Shop Portafolios Inmobiliarios SAPI de CV	128,490	127,544
Kite Realty Group Trust	13,990	387,663
Klepierre	8,383	400,438
Link REIT	85,768	508,964
Mercialys SA	12,420	288,038
Ramco-Gershenson Properties Trust	20,490	369,435
Regency Centers Corp.	7,910	592,063
Retail Opportunity Investments Corp.	11,275	226,853
Scentre Group	132,919	452,458
Vastned Retail NV	6,014	268,676
Vicinity Centres	119,100	291,085

		4,581,936

		5,250,207

Materials - 1.4%
Chemicals - 1.3%
Arkema SA	4,286	321,096
CF Industries Holdings, Inc.	29,812	934,308
Covestro AG (b)(c)	4,195	156,709
Dow Chemical Co. (The)	9,497	483,017
Essentra PLC	78,276	929,326
JSR Corp.	13,200	189,807
Koninklijke DSM NV	4,938	271,496
LyondellBasell Industries NV-Class A	11,322	968,937
Nippon Shokubai Co., Ltd.	2,700	137,535

		4,392,231

Metals & Mining - 0.0%
Novolipetsk Steel (GDR) (c)	7,780	97,157

Paper & Forest Products - 0.1%
Mondi PLC	9,704	185,572

		4,674,960

Company	Shares	U.S. $ Value
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	3,674	143,911
BT Group PLC	106,890	674,919
Nippon Telegraph & Telephone Corp.	17,800	768,915
Telefonica Brasil SA (Preference Shares)	15,673	197,196
Telenor ASA	8,370	135,335
Verizon Communications, Inc.	15,465	836,347

		2,756,623

Wireless Telecommunication Services - 0.3%
SoftBank Group Corp.	2,800	133,924
Tower Bersama Infrastructure Tbk PT (b)	323,500	141,835
Turkcell Iletisim Hizmetleri AS	25,770	108,281
Vodafone Group PLC	167,263	531,504

		915,544

		3,672,167

Office - 0.8%
Office - 0.8%
Allied Properties Real Estate Investment Trust	7,776	209,376
alstria office REIT-AG (b)	31,758	457,541
Dream Office Real Estate Investment Trust	12,286	196,292
Highwoods Properties, Inc.	7,520	359,531
ICADE	3,550	271,294
Ichigo Office REIT Investment	17	13,122
Inmobiliaria Colonial SA (b)	228,130	168,665
Investa Office Fund	71,780	230,299
Japan Prime Realty Investment Corp.	34	138,471
Kenedix Office Investment Corp.-Class A	56	321,020
Mori Hills REIT Investment Corp.	112	165,700
Workspace Group PLC	17,076	191,810

		2,723,121

Lodging - 0.5%
Lodging - 0.5%
Chesapeake Lodging Trust	14,300	378,378
Pebblebrook Hotel Trust	7,330	213,083
RLJ Lodging Trust	24,569	562,139
Summit Hotel Properties, Inc.	28,920	346,172

		1,499,772

Mortgage - 0.1%
Mortgage - 0.1%
Blackstone Mortgage Trust, Inc.-Class A	5,980	160,623
Concentradora Hipotecaria SAPI de CV	104,000	148,561

		309,184

Real Estate - 0.0%
Developers - 0.0%
Daelim Industrial Co., Ltd.	1,420	112,930

Total Common Stocks (cost $180,663,137)		207,578,116

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 9.4%
Industrial - 6.3%
Basic - 0.3%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	40	38,956
Dow Chemical Co. (The)
4.125%, 11/15/21		165	179,739
Eastman Chemical Co.
3.80%, 3/15/25		110	112,788
Glencore Funding LLC
4.125%, 5/30/23 (c)		126	103,005
LyondellBasell Industries NV
5.75%, 4/15/24		200	231,375
Minsur SA
6.25%, 2/07/24 (c)		168	158,599
Mosaic Co. (The)
5.625%, 11/15/43		96	100,260
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		237	216,855
Vale Overseas Ltd.
6.875%, 11/21/36		65	51,331

			1,192,908

Capital Goods - 0.1%
General Electric Co.
Series D
5.00%, 1/21/21 (f)		68	70,040
Owens Corning
6.50%, 12/01/16 (g)		11	11,236
Republic Services, Inc.
3.80%, 5/15/18		17	17,726
Yamana Gold, Inc.
4.95%, 7/15/24		142	119,990

			218,992

Communications - Media - 1.2%
21st Century Fox America, Inc.
3.00%, 9/15/22		400	411,901
6.15%, 2/15/41		130	155,278
CBS Corp.
3.50%, 1/15/25		215	217,881
5.75%, 4/15/20		250	282,890
CCO Safari II LLC
4.908%, 7/23/25 (c)		165	174,045
Comcast Corp.
5.15%, 3/01/20		451	507,469
Cox Communications, Inc.
2.95%, 6/30/23 (c)		91	84,468
Discovery Communications LLC
3.45%, 3/15/25		176	166,141
McGraw Hill Financial, Inc.
4.40%, 2/15/26		226	246,994
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (c)(f)		233	239,990

	Principal Amount (000)		U.S. $ Value
RELX Capital, Inc.
8.625%, 1/15/19	U.S.$	435	505,417
Time Warner Cable, Inc.
4.125%, 2/15/21		165	174,337
4.50%, 9/15/42		85	75,455
Time Warner, Inc.
3.55%, 6/01/24		99	101,833
4.70%, 1/15/21		123	135,395
7.625%, 4/15/31		110	140,409
Viacom, Inc.
3.875%, 4/01/24		300	298,801
5.625%, 9/15/19		83	91,031

			4,009,735

Communications - Telecommunications - 0.7%
American Tower Corp.
5.05%, 9/01/20		380	412,700
AT&T, Inc.
3.40%, 5/15/25		475	476,113
3.80%, 3/15/22		75	79,034
4.45%, 4/01/24		292	316,060
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	46	38,509
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	185	210,170
Verizon Communications, Inc.
3.50%, 11/01/24		418	438,570
6.55%, 9/15/43		297	391,216

			2,362,372

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		915	1,048,719
General Motors Co.
3.50%, 10/02/18		130	133,073
General Motors Financial Co., Inc.
4.00%, 1/15/25		41	39,819
4.30%, 7/13/25		50	49,490

			1,271,101

Consumer Cyclical - Retailers - 0.3%
CVS Health Corp.
3.875%, 7/20/25		250	269,781
Kohl’s Corp.
4.25%, 7/17/25		320	316,158
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		320	329,281

			915,220

Consumer Non-Cyclical - 1.5%
AbbVie, Inc.
3.60%, 5/14/25		166	174,253
Actavis Funding SCS
3.80%, 3/15/25		282	293,490
3.85%, 6/15/24		89	93,284
Agilent Technologies, Inc.
5.00%, 7/15/20		71	78,708

	Principal Amount (000)		U.S. $ Value
Altria Group, Inc.
2.625%, 1/14/20	U.S.$	320	330,758
AstraZeneca PLC
6.45%, 9/15/37		90	119,646
Baxalta, Inc.
5.25%, 6/23/45 (c)		130	138,162
Bayer US Finance LLC
3.375%, 10/08/24 (c)		321	338,416
Becton Dickinson and Co.
3.734%, 12/15/24		141	150,109
Biogen, Inc.
4.05%, 9/15/25		251	268,239
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		155	180,048
Celgene Corp.
3.875%, 8/15/25		280	294,262
Gilead Sciences, Inc.
3.65%, 3/01/26		246	261,408
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (c)		339	340,621
Kraft Heinz Foods Co.
2.80%, 7/02/20 (c)		130	133,528
3.50%, 7/15/22 (c)		162	170,016
Laboratory Corp. of America Holdings
3.60%, 2/01/25		100	101,232
Medtronic, Inc.
3.50%, 3/15/25		320	341,549
Newell Rubbermaid, Inc.
3.15%, 4/01/21		280	287,621
3.85%, 4/01/23		50	51,856
Perrigo Finance Unlimited Co.
3.50%, 12/15/21		300	305,793
Reynolds American, Inc.
5.85%, 8/15/45		79	96,472
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		121	127,554
Tyson Foods, Inc.
2.65%, 8/15/19		64	65,636
3.95%, 8/15/24		206	219,608

			4,962,269

Energy - 1.2%
Encana Corp.
3.90%, 11/15/21		140	122,675
Energy Transfer Partners LP
7.50%, 7/01/38		248	239,871
EnLink Midstream Partners LP
5.05%, 4/01/45		215	144,645
Enterprise Products Operating LLC
3.70%, 2/15/26		278	272,672
5.20%, 9/01/20		185	201,984
Halliburton Co.
5.00%, 11/15/45		295	288,315
Husky Energy, Inc.
7.25%, 12/15/19		36	39,791
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		302	298,273

	Principal Amount (000)		U.S. $ Value
3.95%, 9/01/22	U.S.$	424	407,023
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (c)		250	255,118
Marathon Petroleum Corp.
5.125%, 3/01/21		163	169,567
Noble Energy, Inc.
3.90%, 11/15/24		170	160,018
8.25%, 3/01/19		374	411,592
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		232	200,067
Schlumberger Holdings Corp.
3.625%, 12/21/22 (c)		295	303,436
TransCanada PipeLines Ltd.
6.35%, 5/15/67		120	81,300
Valero Energy Corp.
6.125%, 2/01/20		175	192,150
Williams Partners LP
4.125%, 11/15/20		155	140,779

			3,929,276

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (c)		320	319,871

Services - 0.0%
eBay, Inc.
3.80%, 3/09/22		75	77,211

Technology - 0.5%
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (c)		300	308,750
HP, Inc.
4.65%, 12/09/21		114	120,651
KLA-Tencor Corp.
4.65%, 11/01/24		225	226,792
Motorola Solutions, Inc.
3.50%, 3/01/23		150	137,788
7.50%, 5/15/25		33	37,127
Seagate HDD Cayman
4.75%, 1/01/25		127	99,194
Tencent Holdings Ltd.
3.375%, 5/02/19 (c)		335	346,997
Total System Services, Inc.
2.375%, 6/01/18		141	140,818
3.75%, 6/01/23		139	136,099

			1,554,216

			20,813,171

Financial Institutions - 2.7%
Banking - 1.8%
Barclays Bank PLC
6.625%, 3/30/22 (c)	EUR	84	112,937
Barclays PLC
3.65%, 3/16/25	U.S.$	270	253,167

	Principal Amount (000)		U.S. $ Value
Citigroup, Inc.
3.875%, 3/26/25	U.S.$	235	231,853
Compass Bank
5.50%, 4/01/20		314	334,022
Cooperatieve Rabobank UA
4.375%, 8/04/25		320	329,472
Countrywide Financial Corp.
6.25%, 5/15/16		92	92,522
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25		390	372,569
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		186	190,305
5.75%, 1/24/22		335	386,496
Series D
6.00%, 6/15/20		440	501,640
Morgan Stanley
5.625%, 9/23/19		168	186,945
Series G
5.50%, 7/24/20		189	212,494
Murray Street Investment Trust I
4.647%, 3/09/17		44	45,237
Nationwide Building Society
6.25%, 2/25/20 (c)		465	530,517
PNC Bank NA
3.80%, 7/25/23		685	721,907
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (c)(f)		190	188,813
Santander Issuances SAU
5.179%, 11/19/25		200	193,270
Santander UK PLC
5.00%, 11/07/23 (c)		200	202,981
Standard Chartered PLC
6.409%, 1/30/17 (c)(f)		200	190,916
UBS AG/Stamford CT
7.625%, 8/17/22		380	435,225
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (c)		305	305,486

			6,018,774

Brokerage - 0.1%
Nomura Holdings, Inc.
2.00%, 9/13/16		468	469,400

Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (c)		173	196,254

Insurance - 0.5%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		160	163,067
American International Group, Inc.
4.875%, 6/01/22		155	170,444
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		180	201,371
5.50%, 3/30/20		242	268,551

	Principal Amount (000)		U.S. $ Value
Lincoln National Corp.
8.75%, 7/01/19	U.S.$	98	117,113
MetLife, Inc.
10.75%, 8/01/39		70	106,400
Series C
5.25%, 6/15/20 (f)		140	133,787
Prudential Financial, Inc.
5.625%, 6/15/43		161	163,978
XLIT Ltd.
6.375%, 11/15/24		157	182,867

			1,507,578

REITS - 0.2%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		10	9,757
Trust F/1401
5.25%, 12/15/24 (c)		270	274,725
Welltower, Inc.
5.25%, 1/15/22		300	327,589

			612,071

			8,804,077

Utility - 0.4%
Electric - 0.2%
CMS Energy Corp.
5.05%, 3/15/22		155	173,405
Constellation Energy Group, Inc.
5.15%, 12/01/20		89	98,607
Entergy Corp.
4.00%, 7/15/22		223	236,475
Exelon Corp.
5.10%, 6/15/45 (c)		125	135,644
Exelon Generation Co. LLC
4.25%, 6/15/22		128	134,212
Pacific Gas & Electric Co.
6.05%, 3/01/34		38	48,455

			826,798

Natural Gas - 0.2%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		490	522,481

			1,349,279

Total Corporates - Investment Grade (cost $30,009,836)			30,966,527

MORTGAGE PASS-THROUGHS - 7.9%
Agency Fixed Rate 30-Year - 7.0%
Federal Home Loan Mortgage Corp. Gold
4.00%, 1/01/45		1,222	1,328,864
Series 2005
5.50%, 1/01/35		269	303,141
Series 2007
5.50%, 7/01/35		27	30,535

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association
3.00%, 5/01/45	U.S.$	1,454	1,492,970
3.50%, 5/01/42-9/01/45		4,676	4,964,003
4.00%, 10/01/44-8/01/45		3,516	3,806,903
4.00%, 4/01/46, TBA		1,895	2,025,133
4.50%, 4/25/46, TBA		3,238	3,523,855
5.00%, 12/01/39		167	185,100
Series 2004
5.50%, 2/01/34-11/01/34		99	111,863
Series 2007
5.50%, 1/01/37-8/01/37		366	412,276
Series 2008
5.50%, 8/01/37		166	186,856
Series 2015
3.50%, 4/01/45		594	631,082
Series AS6516
4.00%, 1/01/46		1,152	1,233,998
Government National Mortgage Association
3.00%, 7/20/45		555	575,419
3.50%, 4/01/46, TBA		1,855	1,961,083

			22,773,081

Agency Fixed Rate 15-Year - 0.9%
Federal National Mortgage Association
2.50%, 4/01/31, TBA		1,835	1,883,742
3.50%, 10/01/25-1/12/30		1,039	1,100,389

			2,984,131

Total Mortgage Pass-Throughs (cost $25,434,782)			25,757,212

ASSET-BACKED SECURITIES - 3.7%
Autos - Fixed Rate - 2.2%
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		454	453,288
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18		102	102,216
Series 2013-4, Class A3
0.96%, 4/09/18		54	54,091
Series 2014-1, Class A3
0.90%, 2/08/19		195	194,577
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (c)		53	52,781
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		203	203,144
Series 2015-2, Class A3
1.31%, 8/15/19		208	208,221
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		80	80,056
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (c)		179	179,905

	Principal Amount (000)		U.S. $ Value
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)	U.S.$	101	101,217
Series 2014-B, Class A
1.11%, 11/15/18 (c)		64	63,660
Drive Auto Receivables Trust
Series 2015-BA, Class A2A
0.93%, 12/15/17 (c)		42	42,236
Series 2015-CA, Class A2A
1.03%, 2/15/18 (c)		41	40,665
Series 2015-DA, Class A2A
1.23%, 6/15/18 (c)		106	106,145
Series 2016-AA, Class A2A
1.50%, 3/15/18 (c)		134	134,023
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (c)		85	84,271
Series 2014-2, Class A2
1.05%, 3/20/20 (c)		171	169,951
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		389	386,222
Exeter Automobile Receivables Trust
Series 2014-1A, Class A
1.29%, 5/15/18 (c)		7	7,063
Series 2014-2A, Class A
1.06%, 8/15/18 (c)		19	18,576
Series 2016-1A, Class D
7.91%, 2/15/23 (c)		140	139,093
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		268	268,394
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (c)		5	5,169
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17		226	226,061
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		155	154,525
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A1
1.98%, 1/15/22		322	322,612
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		312	312,205
Series 2015-2, Class A3
1.68%, 12/20/18		412	412,768
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)		221	220,821
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		126	125,956

	Principal Amount (000)		U.S. $ Value
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (c)	U.S.$	180	179,864
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (c)		192	186,599
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (c)		217	217,216
Series 2015-B, Class A3
1.40%, 11/15/18 (c)		213	213,356
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		140	140,473
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		223	223,238
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		370	370,625
Santander Drive Auto Receivables Trust
Series 2014-2, Class A3
0.80%, 4/16/18		44	44,318
Series 2015-3, Class A2A
1.02%, 9/17/18		132	131,588
Series 2015-4, Class A2A
1.20%, 12/17/18		169	168,313
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (c)		188	187,127
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (c)		198	197,999

			7,130,628

Autos - Floating Rate - 0.5%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.936% (LIBOR 1 Month + 0.50%), 7/15/20 (c)(h)		378	377,289
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.812% (LIBOR 1 Month + 0.38%), 7/20/19 (h)		203	202,125
Series 2015-1, Class A
0.932% (LIBOR 1 Month + 0.50%), 1/20/20 (h)		384	380,310
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.992% (LIBOR 1 Month + 0.55%), 12/10/27 (c)(h)		127	127,579

	Principal Amount (000)		U.S. $ Value
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
1.183% (LIBOR 1 Month + 0.75%), 10/25/19 (c)(h)	U.S.$	207	206,134
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.932% (LIBOR 1 Month + 1.50%), 10/20/20 (c)(h)		320	320,000
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.782% (LIBOR 1 Month + 0.35%), 7/22/19 (c)(h)		120	118,278

			1,731,715

Credit Cards - Fixed Rate - 0.5%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		141	141,330
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		326	333,494
Series 2015-2, Class A
1.56%, 3/15/21		214	215,139
Chase Issuance Trust
Series 2014-A1, Class A1
1.15%, 1/15/19		270	270,235
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		310	311,316
Series 2013-A, Class A
1.61%, 12/15/21		246	246,428

			1,517,942

Other ABS - Fixed Rate - 0.4%
Ascentium Equipment Receivables LLC
Series 2015-2A, Class A1
1.00%, 11/10/16 (c)		181	180,748
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (c)		149	149,353
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		210	210,393
Series 2015-A, Class A4
1.85%, 4/15/21		227	227,890
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (c)		173	172,403
Series 2015-2, Class A2A
1.42%, 12/22/17 (c)		179	178,740

	Principal Amount (000)		U.S. $ Value
SBA Tower Trust
3.156%, 10/15/20 (c)	U.S.$	251	251,096

			1,370,623

Credit Cards - Floating Rate - 0.1%
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.886% (LIBOR 1 Month + 0.35%), 8/17/20 (h)		240	239,880
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
0.916% (LIBOR 1 Month + 0.48%), 2/15/22 (h)		256	255,379

			495,259

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		65	65,526

Home Equity Loans - Floating Rate - 0.0%
Residential Asset Securities Corp. Trust
Series 2003-KS3, Class A2
1.033% (LIBOR 1 Month + 0.60%), 5/25/33 (h)		1	680

Total Asset-Backed Securities (cost $12,302,136)			12,312,373

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.7%
Non-Agency Fixed Rate CMBS - 3.2%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		545	564,727
Series 2007-5, Class AM
5.772%, 2/10/51		150	154,405
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		184	183,117
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		335	341,821
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		495	515,297
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
6.085%, 3/15/49		30	29,909
Series 2015-GC27, Class A5
3.137%, 2/10/48		246	250,709
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.762%, 5/15/46		263	272,280

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.095%, 12/10/49	U.S.$	941	989,710
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		398	404,046
Series 2006-C8, Class A4
5.306%, 12/10/46		244	246,621
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		186	183,577
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.699%, 6/15/39		155	157,695
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		343	366,176
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.699%, 11/10/46 (c)		130	135,118
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (c)		330	330,295
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		468	477,564
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.794%, 8/10/45		195	200,703
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)		276	283,030
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		108	107,741
Series 2006-LDP9, Class AM
5.372%, 5/15/47		135	135,959
Series 2007-CB19, Class AM
5.699%, 2/12/49		175	178,699
Series 2007-LD12, Class AM
6.007%, 2/15/51		280	292,058
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		519	530,230
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		14	14,063
Series 2011-C5, Class D
5.323%, 8/15/46 (c)		100	104,384
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		368	396,873
Series 2015-C32, Class C
4.669%, 11/15/48		195	166,241
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		97	95,162
Series 2007-C1, Class AM
5.455%, 2/15/40		100	101,535

	Principal Amount (000)		U.S. $ Value
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)	U.S.$	170	170,808
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		258	251,220
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		294	295,398
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		250	254,019
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		86	88,908
Series 2012-C4, Class A5
2.85%, 12/10/45		168	171,760
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class E
5.888%, 1/10/45 (c)		81	87,347
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		78	77,914
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D
4.803%, 11/15/45 (c)		118	111,732
Series 2013-C14, Class A5
3.337%, 6/15/46		456	479,691
Series 2014-C20, Class A2
3.036%, 5/15/47		206	213,765

			10,412,307

Non-Agency Floating Rate CMBS - 0.5%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.756% (LIBOR 1 Month + 1.32%), 11/15/19 (c)(h)		169	168,317
Commercial Mortgage Trust
Series 2014-KYO, Class A
1.338% (LIBOR 1 Month + 0.90%), 6/11/27 (c)(h)		208	206,098
Series 2014-SAVA, Class A
1.587% (LIBOR 1 Month + 1.15%), 6/15/34 (c)(h)		104	102,665
H/2 Asset Funding NRE
Series 2015-1A
2.085%, 6/24/49 (c)(h)		252	250,499
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.356% (LIBOR 1 Month + 0.92%), 6/15/29 (c)(h)		339	330,913
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.286% (LIBOR 1 Month + 1.87%), 8/15/26 (c)(h)		119	118,374

	Principal Amount (000)		U.S. $ Value
Series 2015-XLF2, Class SNMA
2.386% (LIBOR 1 Month + 1.95%), 11/15/26 (c)(h)	U.S.$	119	118,317
PFP III Ltd.
Series 2014-1, Class A
1.606% (LIBOR 1 Month + 1.17%), 6/14/31 (c)(h)		6	6,044
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.491% (LIBOR 1 Month + 1.05%), 4/15/32 (c)(h)		113	110,235
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.656% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(h)		183	178,666
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.471%, 12/15/47 (g)		197	182,136

			1,772,264

Total Commercial Mortgage-Backed Securities (cost $12,521,771)			12,184,571

GOVERNMENTS - TREASURIES - 2.2%
United States - 2.2%
U.S. Treasury Bonds
2.75%, 8/15/42		280	289,122
3.00%, 5/15/45		265	285,796
3.125%, 2/15/43-8/15/44		650	719,559
3.375%, 5/15/44		234	271,150
3.625%, 8/15/43		1,304	1,583,384
4.375%, 2/15/38		1,027	1,388,636
6.25%, 5/15/30		149	226,984
U.S. Treasury Notes
1.625%, 2/15/26		630	620,845
2.25%, 11/15/25		1,433	1,490,863
2.50%, 8/15/23		305	325,028

Total Governments - Treasuries (cost $6,662,308)			7,201,367

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
Risk Share Floating Rate - 1.0%
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.933% (LIBOR 1 Month + 2.50%), 7/25/25 (h)(i)		131	129,605
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
4.433% (LIBOR 1 Month + 4.00%), 8/25/24 (h)		330	321,723
Series 2014-DN4, Class M3
4.983% (LIBOR 1 Month + 4.55%), 10/25/24 (h)		250	248,364

	Principal Amount (000)		U.S. $ Value
Series 2015-DNA3, Class M3
5.133% (LIBOR 1 Month + 4.70%), 4/25/28 (h)	U.S.$	250	238,204
Series 2015-HQA2, Class M3
5.233% (LIBOR 1 Month + 4.80%), 5/25/28 (h)		250	238,124
Series 2016-DNA1, Class M3
5.983% (LIBOR 1 Month + 5.55%), 7/25/28 (h)		250	250,758
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.633% (LIBOR 1 Month + 1.20%), 7/25/24 (h)		75	74,308
Series 2014-C04, Class 1M2
5.333% (LIBOR 1 Month + 4.90%), 11/25/24 (h)		180	180,892
Series 2014-C04, Class 2M2
5.433% (LIBOR 1 Month + 5.00%), 11/25/24 (h)		75	76,381
Series 2015-C01, Class 1M2
4.733% (LIBOR 1 Month + 4.30%), 2/25/25 (h)		155	153,823
Series 2015-C01, Class 2M2
4.983% (LIBOR 1 Month + 4.55%), 2/25/25 (h)		138	139,695
Series 2015-C02, Class 2M2
4.433% (LIBOR 1 Month + 4.00%), 5/25/25 (h)		185	179,993
Series 2015-C03, Class 1M1
1.933% (LIBOR 1 Month + 1.50%), 7/25/25 (h)		115	114,854
Series 2015-C03, Class 1M2
5.433% (LIBOR 1 Month + 5.00%), 7/25/25 (h)		90	90,000
Series 2015-C03, Class 2M2
5.433% (LIBOR 1 Month + 5.00%), 7/25/25 (h)		244	245,361
Series 2015-C04, Class 1M2
6.133% (LIBOR 1 Month + 5.70%), 4/25/28 (h)		74	74,955
Series 2015-C04, Class 2M2
5.983% (LIBOR 1 Month + 5.55%), 4/25/28 (h)		117	116,830
Series 2016-C01, Class 1M2
7.183% (LIBOR 1 Month + 6.75%), 8/25/28 (h)		149	159,631
Series 2016-C01, Class 2M2
7.383% (LIBOR 1 Month + 6.95%), 8/25/28 (h)		70	74,498
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
4.683% (LIBOR 1 Month + 4.25%), 11/25/24 (h)(i)		36	36,584

	Principal Amount (000)		U.S. $ Value
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
5.683% (LIBOR 1 Month + 5.25%), 11/25/25 (h)(i)	U.S.$	144	142,129
Series 2015-WF1, Class 2M2
5.933% (LIBOR 1 Month + 5.50%), 11/25/25 (h)(i)		41	39,940

			3,326,652

Non-Agency Fixed Rate - 0.5%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		43	40,283
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		104	93,151
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		73	70,001
Series 2006-24CB, Class A16
5.75%, 6/25/36		177	148,272
Series 2006-28CB, Class A14
6.25%, 10/25/36		120	100,396
Series 2006-J1, Class 1A13
5.50%, 2/25/36		108	95,580
Series 2007-2CB, Class 2A4
5.75%, 3/25/37		96	82,327
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		54	44,407
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.717%, 5/25/35		23	20,911
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		91	83,454
Series 2006-13, Class 1A18
6.25%, 9/25/36		136	121,824
Series 2006-13, Class 1A19
6.25%, 9/25/36		49	43,815
Series 2007-HYB2, Class 3A1
2.855%, 2/25/47		262	232,280
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (c)		147	121,927
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		198	157,446
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		78	67,383
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (c)		206	176,868

	Principal Amount (000)		U.S. $ Value
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37	U.S.$	68	65,668

			1,765,993

Non-Agency Floating Rate - 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.623% (LIBOR 1 Month + 0.19%), 12/25/36 (h)		372	224,565
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.683% (LIBOR 1 Month + 0.25%), 3/25/35 (h)		164	138,253
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
2.136% (LIBOR 1 Month + 1.70%), 7/15/36 (c)(h)		304	301,645
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6
6.668%, 5/26/37 (c)(g)		181	152,411

			816,874

Total Collateralized Mortgage Obligations (cost $6,030,104)			5,909,519

INFLATION-LINKED SECURITIES - 1.7%
United States - 1.7%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)		4,131	4,220,200
0.375%, 7/15/25 (TIPS)		1,218	1,244,360

Total Inflation-Linked Securities (cost $5,399,125)			5,464,560

CORPORATES - NON-INVESTMENT GRADE - 1.5%
Financial Institutions - 0.8%
Banking - 0.7%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (f)		79	81,544
Barclays Bank PLC
6.86%, 6/15/32 (c)(f)		44	50,600
7.625%, 11/21/22		239	256,925
7.75%, 4/10/23		305	320,250
Credit Agricole SA
8.125%, 12/23/25 (c)(f)		205	206,240
HBOS Capital Funding LP
4.939%, 5/23/16 (f)	EUR	298	339,094
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)	U.S.$	339	317,454

	Principal Amount (000)		U.S. $ Value
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (f)	U.S.$	200	194,250
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		61	64,514
Societe Generale SA
5.922%, 4/05/17 (c)(f)		100	99,000
8.00%, 9/29/25 (c)(f)		200	194,000
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (c)		230	237,310

			2,361,181

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		200	206,250
International Lease Finance Corp.
5.875%, 4/01/19		93	98,231

			304,481

			2,665,662

Industrial - 0.6%
Basic - 0.0%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		49	39,200
Novelis, Inc.
8.375%, 12/15/17		29	29,493

			68,693

Capital Goods - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		115	118,019

Communications - Media - 0.0%
CSC Holdings LLC
8.625%, 2/15/19		44	48,400

Communications - Telecommunications - 0.2%
Numericable-SFR SA
5.375%, 5/15/22 (c)	EUR	195	225,774
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	370	320,975
Telecom Italia Capital SA
6.00%, 9/30/34		65	61,784

			608,533

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
6.25%, 2/15/22 (c)		200	203,460
KB Home
4.75%, 5/15/19		107	106,599

	Principal Amount (000)		U.S. $ Value
MCE Finance Ltd.
5.00%, 2/15/21 (c)	U.S.$	210	201,075

			511,134

Consumer Non-Cyclical - 0.0%
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (c)		135	103,950

Energy - 0.1%
Cenovus Energy, Inc.
3.00%, 8/15/22		17	15,115
5.70%, 10/15/19		59	59,207
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		111	73,081
SM Energy Co.
6.50%, 1/01/23		14	9,870
Transocean, Inc.
6.50%, 11/15/20		135	94,500

			251,773

Technology - 0.0%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		104	83,200

			1,793,702

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
7.375%, 7/01/21		119	133,280
NRG Energy, Inc.
Series WI
6.25%, 5/01/24		92	84,410

			217,690

Non Corporate Sectors - 0.0%
Agencies - Not Government Guaranteed - 0.0%
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)		125	122,187

Total Corporates - Non-Investment Grade (cost $5,106,181)			4,799,241

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Chile - 0.2%
Corp Nacional del Cobre de Chile
4.50%, 9/16/25 (c)		310	315,950
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)		340	355,716

			671,666

	Principal Amount (000)		U.S. $ Value
Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23	U.S.$	217	210,813

Total Quasi-Sovereigns (cost $855,138)			882,479

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Brazil - 0.1%
Petrobras Global Finance BV
5.75%, 1/20/20		253	219,794
Colombia - 0.0%
Ecopetrol SA
5.875%, 5/28/45		94	73,672
Israel - 0.1%
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (c)		320	339,360
United Kingdom - 0.0%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (f)		200	186,000

Total Governments - Sovereign Agencies (cost $865,928)			818,826

EMERGING MARKETS - TREASURIES - 0.2%
Brazil - 0.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17-1/01/27 (cost $942,954)	BRL	3,050	760,314

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.2%
United States - 0.2%
State of California
Series 2010
7.625% CAS, 3/01/40 (cost $350,462)	U.S.$	345	527,981

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		217	93,039

Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (c)		200	187,000

Total Emerging Markets - Corporate Bonds (cost $414,033)			280,039

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Allstate Corp. (The)
5.10% (cost $179,024)		6,700	$174,669

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.0%
Mexico - 0.0%
Mexico Government International Bond
Series E
5.95%, 3/19/19 (cost $91,077)	U.S.$	82	91,430

SHORT-TERM INVESTMENTS - 4.5%
Time Deposit - 4.5%
State Street Time Deposit 0.01%, 4/01/16 (cost $14,679,757)		14,680	14,679,757

Total Investments Before Security Lending Collateral for Securities Loaned - 100.9% (cost $302,507,754)			330,388,981

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AB Exchange Reserves - Class I, 0.40% (j)(k) (cost $2,291,151)		2,291,151	2,291,151

Total Investments - 101.6% (cost $304,798,905) (l)			332,680,132
Other assets less liabilities - (1.6)% (m)			(5,217,175)

Net Assets - 100.0%			$327,462,957

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	12	June 2016	$1,311,126	$1,303,530	$(7,596)
Euro STOXX 50 Futures	9	June 2016	307,615	300,167	(7,448)
TOPIX Index Futures	3	June 2016	360,692	359,190	(1,502)
U.S. T-Note 2 Yr (CBT) Futures	43	June 2016	9,409,255	9,406,250	(3,005)
U.S. T-Note 5 Yr (CBT) Futures	143	June 2016	17,293,743	17,326,461	32,718
U.S. T-Note 10 Yr (CBT) Futures	29	June 2016	3,760,593	3,781,328	20,735
U.S. Ultra Bond (CBT) Futures	27	June 2016	4,680,710	4,658,344	(22,366)
Sold Contracts
Euro-BOBL Futures	30	June 2016	4,490,510	4,475,360	15,150

					$26,686

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	TWD	2,403	USD	72	5/18/16	$(2,503)
BNP Paribas SA	KRW	655,235	USD	538	5/18/16	(33,718)
BNP Paribas SA	USD	473	GBP	328	5/18/16	(1,486)
Citibank, NA	RUB	5,399	USD	69	4/07/16	(10,910)
Citibank, NA	CHF	492	USD	494	5/18/16	(18,393)
Citibank, NA	GBP	1,159	USD	1,672	5/18/16	7,538
Citibank, NA	USD	353	AUD	502	5/18/16	30,957
Credit Suisse International	JPY	42,199	USD	349	5/18/16	(26,168)
Goldman Sachs Bank USA	BRL	851	USD	233	4/04/16	(3,331)
Goldman Sachs Bank USA	USD	239	BRL	851	4/04/16	(2,444)
Goldman Sachs Bank USA	USD	647	GBP	455	5/18/16	6,188
Goldman Sachs Bank USA	BRL	1,754	USD	381	1/04/17	(70,409)
HSBC Bank USA	BRL	454	USD	114	4/04/16	(12,368)
HSBC Bank USA	BRL	454	USD	128	4/04/16	1,304
HSBC Bank USA	USD	124	BRL	454	4/04/16	2,757
HSBC Bank USA	USD	128	BRL	454	4/04/16	(1,304)
HSBC Bank USA	KRW	136,099	USD	111	5/18/16	(8,156)
HSBC Bank USA	USD	436	JPY	49,595	5/18/16	4,998
HSBC Bank USA	USD	1,496	SEK	12,565	5/18/16	53,744
Morgan Stanley & Co., Inc.	CAD	659	USD	476	5/18/16	(31,007)
Morgan Stanley & Co., Inc.	GBP	614	USD	882	5/18/16	(100)
Standard Chartered Bank	BRL	1,083	USD	304	4/04/16	3,110
Standard Chartered Bank	USD	300	BRL	1,083	4/04/16	1,363
Standard Chartered Bank	JPY	220,000	USD	1,955	4/20/16	(326)
Standard Chartered Bank	BRL	1,083	USD	298	5/03/16	(955)
Standard Chartered Bank	CNY	1,146	USD	173	5/18/16	(3,545)
Standard Chartered Bank	JPY	58,887	USD	514	5/18/16	(9,725)
Standard Chartered Bank	TWD	8,658	USD	256	5/18/16	(12,912)
Standard Chartered Bank	USD	3,237	JPY	370,735	5/18/16	61,229
Standard Chartered Bank	USD	132	TWD	4,301	5/18/16	1,617
Standard Chartered Bank	CNY	2,599	USD	395	6/17/16	(5,184)
State Street Bank & Trust Co.	BRL	232	USD	61	4/04/16	(3,919)
State Street Bank & Trust Co.	RUB	4,532	USD	66	4/07/16	(1,486)
State Street Bank & Trust Co.	EUR	612	USD	666	5/13/16	(31,904)
State Street Bank & Trust Co.	AUD	268	USD	200	5/18/16	(4,775)
State Street Bank & Trust Co.	CAD	865	USD	622	5/18/16	(43,784)
State Street Bank & Trust Co.	CHF	353	USD	363	5/18/16	(4,959)
State Street Bank & Trust Co.	EUR	2,024	USD	2,285	5/18/16	(21,165)
State Street Bank & Trust Co.	GBP	391	USD	553	5/18/16	(8,685)
State Street Bank & Trust Co.	HKD	8,191	USD	1,050	5/18/16	(5,869)
State Street Bank & Trust Co.	HKD	987	USD	127	5/18/16	20

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	JPY	56,293	USD	493	5/18/16	$(8,124)
State Street Bank & Trust Co.	NOK	2,160	USD	249	5/18/16	(12,210)
State Street Bank & Trust Co.	USD	436	AUD	605	5/18/16	27,110
State Street Bank & Trust Co.	USD	1,594	CHF	1,571	5/18/16	42,503
State Street Bank & Trust Co.	USD	175	CNY	1,146	5/18/16	1,460
State Street Bank & Trust Co.	USD	2,260	EUR	2,039	5/18/16	63,375
State Street Bank & Trust Co.	USD	80	HKD	622	5/18/16	164
State Street Bank & Trust Co.	USD	122	JPY	13,716	5/18/16	(222)
State Street Bank & Trust Co.	USD	124	JPY	13,947	5/18/16	330
State Street Bank & Trust Co.	USD	243	KRW	283,692	5/18/16	4,788
State Street Bank & Trust Co.	USD	449	NOK	3,846	5/18/16	15,956
State Street Bank & Trust Co.	AUD	285	USD	211	6/17/16	(6,358)
State Street Bank & Trust Co.	CAD	407	USD	308	6/17/16	(5,062)
State Street Bank & Trust Co.	EUR	431	USD	477	6/17/16	(14,143)
State Street Bank & Trust Co.	JPY	11,534	USD	102	6/17/16	(1,036)
State Street Bank & Trust Co.	MXN	5,807	USD	322	6/17/16	(11,557)
State Street Bank & Trust Co.	USD	214	AUD	285	6/17/16	3,599
State Street Bank & Trust Co.	USD	191	CAD	256	6/17/16	5,857
State Street Bank & Trust Co.	USD	572	EUR	512	6/17/16	11,802
State Street Bank & Trust Co.	USD	440	GBP	311	6/17/16	6,696
State Street Bank & Trust Co.	USD	281	JPY	31,600	6/17/16	860
State Street Bank & Trust Co.	USD	203	SEK	1,670	6/17/16	3,599
UBS AG	EUR	377	USD	413	6/17/16	(17,015)

						$(94,293)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	2.77%	$2,784	$(164,701)	$(103,708)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)	0.74	4,100	(34,928)	2,394

				$(199,629)	$(101,314)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	6,090	3/10/17	0.973%	3 Month CDOR	$(4,486)
Morgan Stanley & Co., LLC/(CME Group)	AUD	8,060	3/11/17	2.140%	3 Month BBSW	3,490
Morgan Stanley & Co., LLC/(CME Group)	CAD	5,740	6/05/17	1.054%	3 Month CDOR	(11,991)
Morgan Stanley & Co., LLC/(CME Group)	NZD	11,300	6/09/17	3.366%	3 Month BKBM	(170,276)
Morgan Stanley & Co., LLC/(CME Group)	AUD	7,220	6/09/17	2.218%	3 Month BBSW	(3,090)
Morgan Stanley & Co., LLC/(CME Group)		4,920	10/30/17	1.915%	3 Month BBSW	14,453
Morgan Stanley & Co., LLC/(CME Group)	GBP	2,090	6/05/20	6 Month LIBOR	1.651%	97,252
Morgan Stanley & Co., LLC/(CME Group)	AUD	1,230	3/11/25	6 Month BBSW	2.973%	28,214
Morgan Stanley & Co., LLC/(CME Group)	NZD	1,320	6/09/25	3 Month BKBM	4.068%	94,327
Morgan Stanley & Co., LLC/(CME Group)	AUD	780	6/09/25	6 Month BBSW	3.384%	39,850
Morgan Stanley & Co., LLC/(CME Group)	USD	430	6/09/25	2.488%	3 Month LIBOR	(36,985)
Morgan Stanley & Co., LLC/(CME Group)		1,560	11/10/25	2.256%	3 Month LIBOR	(102,876)
Morgan Stanley & Co., LLC/(CME Group)	GBP	190	6/05/45	2.396%	6 Month LIBOR	(50,905)

						$(103,023)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc.,
7.75%, 8/01/20, 3/20/19*	(5.00)%	9.62%	$104	$12,091	$5,521	$6,570
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)%	10.06%	198	25,832	(8,122)	33,954
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	10.06	172	22,439	(6,805)	29,244
Sale Contracts
BNP Paribas SA
Anadarko Petroleum Corp.,
5.95%, 9/15/16, 9/20/17*	1.00	1.47	530	(4,836)	(5,277)	441
Credit Suisse International
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.89	39	146	(338)	484

				$55,672	$(15,021)	$70,693

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$1,970	1/30/17	1.059%	3 Month LIBOR	$(6,811)
JPMorgan Chase Bank, NA	2,200	2/07/22	2.043%	3 Month LIBOR	(100,097)

					$(106,908)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate market value of these securities amounted to $21,009,659 or 6.4% of net assets.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Variable rate coupon, rate shown as of March 31, 2016.
(h)	Floating Rate Security. Stated interest rate was in effect at March 31, 2016.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.10% of net assets as of March 31, 2016, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re Ltd. Series 2015-1A, Class M1
2.933%, 7/25/25	7/27/15	$131,209	$129,605	0.04%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
4.683%, 11/25/24	11/06/15	35,623	36,584	0.01
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
5.683%, 11/25/25	9/28/15	144,029	142,129	0.04
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
5.933%, 11/25/25	9/28/15	40,811	39,940	0.01

(j)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,910,987 and gross unrealized depreciation of investments was $(10,029,760), resulting in net unrealized appreciation of $27,881,227.
(m)	An amount of U.S. $430,159 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GDR	-	Global Depositary Receipt
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates

PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index

AB Variable Products Series Fund

Balanced Wealth Strategy Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$32,188,770		$4,699,052		$	– 0	–	$36,887,822
Financials	25,027,100		11,193,905			– 0	–	36,221,005
Consumer Discretionary	23,643,677		6,913,299			– 0	–	30,556,976
Health Care	20,506,319		4,866,180			– 0	–	25,372,499
Industrials	10,373,107		8,631,952			– 0	–	19,005,059
Consumer Staples	8,611,340		3,064,169			– 0	–	11,675,509
Energy	7,267,674		2,918,862			– 0	–	10,186,536
Equity: Other	2,120,900		5,924,160			41,125		8,086,185
Utilities	4,901,267		974,199			– 0	–	5,875,466
Residential	3,084,774		2,383,944			– 0	–	5,468,718
Retail	2,213,390		3,036,817			– 0	–	5,250,207
Materials	2,386,262		2,288,698			– 0	–	4,674,960
Telecommunication Services	1,177,454		2,494,713			– 0	–	3,672,167
Office	765,199		1,957,922			– 0	–	2,723,121
Lodging	1,499,772		– 0	–		– 0	–	1,499,772
Mortgage	309,184		– 0	–		– 0	–	309,184
Real Estate	– 0	–	112,930			– 0	–	112,930
Corporates - Investment Grade	– 0	–	30,966,527			– 0	–	30,966,527
Mortgage Pass-Throughs	– 0	–	25,757,212			– 0	–	25,757,212
Asset-Backed Securities	– 0	–	10,875,544			1,436,829		12,312,373
Commercial Mortgage-Backed Securities	– 0	–	8,908,570			3,276,001		12,184,571
Governments - Treasuries	– 0	–	7,201,367			– 0	–	7,201,367
Collateralized Mortgage Obligations	– 0	–	301,645			5,607,874		5,909,519
Inflation-Linked Securities	– 0	–	5,464,560			– 0	–	5,464,560
Corporates - Non-Investment Grade	– 0	–	4,799,241			– 0	–	4,799,241
Quasi-Sovereigns	– 0	–	882,479			– 0	–	882,479
Governments - Sovereign Agencies	– 0	–	818,826			– 0	–	818,826
Emerging Markets - Treasuries	– 0	–	760,314			– 0	–	760,314
Local Governments - Municipal Bonds	– 0	–	527,981			– 0	–	527,981
Emerging Markets - Corporate Bonds	– 0	–	280,039			– 0	–	280,039
Preferred Stocks	174,669		– 0	–		– 0	–	174,669
Governments - Sovereign Bonds	– 0	–	91,430			– 0	–	91,430
Short-Term Investments	– 0	–	14,679,757			– 0	–	14,679,757
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,291,151		– 0	–		– 0	–	2,291,151

Total Investments in Securities	148,542,009		173,776,294			10,361,829		332,680,132

Other Financial Instruments(a):
Assets:
Futures	68,603		– 0	–		– 0	–	68,603
Forward Currency Exchange Contracts	– 0	–	362,924			– 0	–	362,924
Centrally Cleared Credit Default Swaps	– 0	–	2,394			– 0	–	2,394
Centrally Cleared Interest Rate Swaps	– 0	–	277,586			– 0	–	277,586
Credit Default Swaps	– 0	–	70,693			– 0	–	70,693
Liabilities:
Futures	(41,917)		– 0	–		– 0	–	(41,917)
Forward Currency Exchange Contracts	– 0	–	(457,217)			– 0	–	(457,217)
Centrally Cleared Credit Default Swaps	– 0	–	(103,708)			– 0	–	(103,708)
Centrally Cleared Interest Rate Swaps	– 0	–	(380,609)			– 0	–	(380,609)
Interest Rate Swaps	– 0	–	(106,908)			– 0	–	(106,908)

Total(b)	$148,568,695		$173,441,449			$10,361,829		$332,371,973

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Asset-Backed Securities		Commercial Mortgage-Backed Securities
Balance as of 12/31/15	$303,923		$1,940,567		$3,597,541
Accrued discounts/(premiums)	– 0	–	151		(1,862)
Realized gain (loss)	91,952		240		(27,642)
Change in unrealized appreciation/depreciation	(145,419)		8,879		6,945
Purchases	– 0	–	– 0	–	(861)
Sales	(209,331)		(243,011)		(298,120)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(269,997)		– 0	–

Balance as of 3/31/16	$41,125		$1,436,829		$3,276,001

Net change in unrealized appreciation/depreciation from investments held as of 3/31/16	$(20,621)		$8,879		$(12,424)

	Collateralized Mortgage Obligation		Total
Balance as of 12/31/15	$6,952,456		12,794,487
Accrued discounts/(premiums)	4,043		2,332
Realized gain (loss)	(20,797)		43,753
Change in unrealized appreciation/depreciation	14,597		(114,998)
Purchases	630,298		629,437
Sales	(1,972,723)		(2,723,185)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(269,997)

Balance as of 3/31/16	$5,607,874		$10,361,829	(a)

Net change in unrealized appreciation/depreciation from investments held as of 3/31/16	$(14,679)		$(38,845)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at March 31, 2016. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 3/31/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stock	$41,125	Market Approach	Discount of Last Traded Price	50%/N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

											Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value 03/31/16 (000)	Income (000)			Realized Gains (000)
AB Exchange Reserves - Class I	$3,438	$8,862	$10,009	$	– 0	–	$	– 0	–	$2,291	$	– 0	–	$	– 0	–

AB Variable Products Series Fund

Dynamic Asset Allocation Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 27.4%
Financials - 5.4%
Banks - 2.2%
Aozora Bank Ltd. (a)	6,000	$20,943
Australia & New Zealand Banking Group Ltd.	16,735	299,999
Banco Bilbao Vizcaya Argentaria SA	38,399	253,559
Banco Comercial Portugues SA (a)(b)	230,718	9,359
Banco de Sabadell SA	29,722	53,376
Banco Espirito Santo SA (REG) (b)(c)(d)	10,016	0	^
Banco Popular Espanol SA	10,844	28,143
Banco Santander SA	87,371	383,723
Bank Hapoalim BM	4,812	24,978
Bank Leumi Le-Israel BM (b)	12,645	45,410
Bank of America Corp.	40,395	546,140
Bank of East Asia Ltd. (The) (a)	9,600	35,820
Bank of Ireland (b)	199,710	57,764
Bank of Kyoto Ltd. (The)	2,000	13,039
Bank of Queensland Ltd.	3,683	34,148
Bank of Yokohama Ltd. (The) (a)(b)(c)(d)	5,000	22,969
Bankia SA	22,531	21,211
Bankinter SA	4,951	34,883
Barclays PLC	99,698	214,012
BB&T Corp.	3,000	99,810
Bendigo & Adelaide Bank Ltd.	3,446	23,386
BNP Paribas SA	6,431	323,097
BOC Hong Kong Holdings Ltd.	22,500	67,213
CaixaBank SA	13,908	40,995
Chiba Bank Ltd. (The)	3,000	14,942
Citigroup, Inc.	11,629	485,511
Citizens Financial Group, Inc.	2,069	43,346
Comerica, Inc.	650	24,615
Commerzbank AG (b)	6,474	56,172
Commonwealth Bank of Australia	10,271	588,827
Credit Agricole SA	6,256	67,652
Danske Bank A/S	3,980	112,317
DBS Group Holdings Ltd.	10,000	113,920
DNB ASA	5,944	70,188
Erste Group Bank AG (b)	1,696	47,602
Fifth Third Bancorp	3,090	51,572
Fukuoka Financial Group, Inc.	4,000	13,030
Gunma Bank Ltd. (The) (a)	4,000	16,521
Hachijuni Bank Ltd. (The) (a)	4,000	17,232
Hang Seng Bank Ltd.	4,600	81,570
Hiroshima Bank Ltd. (The)	5,000	18,244
HSBC Holdings PLC	118,577	737,426
Huntington Bancshares, Inc./OH	3,065	29,240
ING Groep NV	22,105	264,526
Intesa Sanpaolo SpA	70,654	195,359
Iyo Bank Ltd. (The) (a)	2,000	13,076
Japan Post Bank Co., Ltd.	2,000	24,633
Joyo Bank Ltd. (The)	3,000	10,283
JPMorgan Chase & Co.	14,265	844,773
KBC Groep NV	1,520	78,276
KeyCorp	3,225	35,604
Lloyds Banking Group PLC	346,648	337,634
M&T Bank Corp.	515	57,165
Mitsubishi UFJ Financial Group, Inc.	77,400	358,641

Company	Shares	U.S. $ Value
Mizrahi Tefahot Bank Ltd.	973	11,415
Mizuho Financial Group, Inc.	140,100	208,789
National Australia Bank Ltd.	15,512	311,465
Natixis SA	9,006	44,275
Nordea Bank AB	18,440	176,875
Oversea-Chinese Banking Corp., Ltd.	18,000	117,966
People’s United Financial, Inc. (a)	1,165	18,558
PNC Financial Services Group, Inc. (The)	1,980	167,449
Raiffeisen Bank International AG (b)	718	10,851
Regions Financial Corp.	5,075	39,839
Resona Holdings, Inc.	13,400	47,778
Royal Bank of Scotland Group PLC (b)	21,047	67,113
Seven Bank Ltd. (a)	5,324	22,723
Shinsei Bank Ltd. (a)	12,000	15,661
Shizuoka Bank Ltd. (The)	4,000	28,841
Skandinaviska Enskilda Banken AB-Class A	9,222	87,943
Societe Generale SA	4,399	162,552
Standard Chartered PLC	20,008	135,314
Sumitomo Mitsui Financial Group, Inc.	7,700	233,754
Sumitomo Mitsui Trust Holdings, Inc.	20,000	58,550
SunTrust Banks, Inc.	1,990	71,799
Suruga Bank Ltd.	1,000	17,549
Svenska Handelsbanken AB-Class A	6,684	84,794
Swedbank AB-Class A	4,044	86,851
UniCredit SpA	26,697	96,242
Unione di Banche Italiane SpA	5,202	19,213
United Overseas Bank Ltd.	8,000	111,904
US Bancorp	6,365	258,355
Wells Fargo & Co.	18,025	871,689
Westpac Banking Corp.	19,696	457,481
Zions Bancorporation	780	18,884

		11,526,346

Capital Markets - 0.5%
3i Group PLC	7,720	50,479
Aberdeen Asset Management PLC	5,585	22,170
Affiliated Managers Group, Inc. (b)	207	33,617
Ameriprise Financial, Inc.	695	65,337
Bank of New York Mellon Corp. (The)	4,265	157,080
BlackRock, Inc.-Class A	527	179,480
Charles Schwab Corp. (The)	4,590	128,612
Credit Suisse Group AG (REG) (b)	10,695	151,034
Daiwa Securities Group, Inc.	10,000	61,464
Deutsche Bank AG (REG)	8,374	142,167
E*TRADE Financial Corp. (b)	1,120	27,429
Franklin Resources, Inc.	1,470	57,404
Goldman Sachs Group, Inc. (The)	1,588	249,284
Hargreaves Lansdown PLC	1,481	28,521
ICAP PLC	4,211	28,641
Invesco Ltd.	1,630	50,155
Investec PLC	2,464	18,075
Julius Baer Group Ltd. (b)	1,220	52,285
Legg Mason, Inc.	410	14,219
Macquarie Group Ltd.	1,755	88,828
Mediobanca SpA	12,965	93,239
Morgan Stanley	5,870	146,809
Nomura Holdings, Inc.	22,000	98,260
Northern Trust Corp.	860	56,046

Company	Shares	U.S. $ Value
Partners Group Holding AG	158	63,476
Schroders PLC	729	28,026
State Street Corp.	1,585	92,754
T Rowe Price Group, Inc.	975	71,623
UBS Group AG	22,171	356,643

		2,613,157

Consumer Finance - 0.1%
Acom Co., Ltd. (a)(b)	6,200	31,218
AEON Financial Service Co., Ltd. (a)	800	18,834
American Express Co.	3,310	203,234
Capital One Financial Corp.	2,113	146,452
Credit Saison Co., Ltd.	700	12,177
Discover Financial Services	1,660	84,527
Navient Corp.	1,400	16,758
Provident Financial PLC	891	37,868
Synchrony Financial (b)	3,218	92,228

		643,296

Diversified Financial Services - 0.5%
ASX Ltd.	1,453	46,091
Berkshire Hathaway, Inc.-Class B (b)	7,244	1,027,779
Challenger Ltd./Australia	4,156	26,670
CME Group, Inc./IL-Class A	1,300	124,865
Deutsche Boerse AG	1,511	128,653
Eurazeo SA	1,243	83,956
EXOR SpA	1,279	45,762
Groupe Bruxelles Lambert SA	360	29,661
Hong Kong Exchanges and Clearing Ltd.	6,700	161,272
Industrivarden AB-Class C	996	16,951
Intercontinental Exchange, Inc.	466	109,575
Investment AB Kinnevik-Class B	2,015	57,077
Investor AB-Class B	1,705	60,270
Japan Exchange Group, Inc.	3,100	47,424
Leucadia National Corp.	1,255	20,293
London Stock Exchange Group PLC	1,899	76,711
McGraw Hill Financial, Inc.	1,060	104,919
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	15,345
Moody’s Corp.	695	67,109
Nasdaq, Inc.	460	30,535
ORIX Corp.	8,040	114,515
Pargesa Holding SA	255	16,252
Singapore Exchange Ltd.	10,000	58,927
Wendel SA	398	43,280

		2,513,892

Insurance - 1.1%
Admiral Group PLC	819	23,269
Aegon NV	11,109	61,053
Aflac, Inc.	1,655	104,497
Ageas	1,646	65,143
AIA Group Ltd.	73,125	415,644
Allianz SE (REG)	2,771	450,024
Allstate Corp. (The)	1,550	104,424
American International Group, Inc.	5,002	270,358
AMP Ltd.	17,956	79,591
Aon PLC	1,065	111,239
Assicurazioni Generali SpA	5,214	77,183

Company	Shares	U.S. $ Value
Assurant, Inc.	260	20,059
Aviva PLC	24,265	158,437
Baloise Holding AG (REG)	277	35,160
Chubb Ltd.	1,782	212,325
Cincinnati Financial Corp.	560	36,602
CNP Assurances	4,544	70,762
Dai-ichi Life Insurance Co., Ltd. (The)	6,545	79,322
Direct Line Insurance Group PLC	9,978	52,925
Gjensidige Forsikring ASA	1,333	22,709
Hannover Rueck SE (REG)	377	43,816
Hartford Financial Services Group, Inc. (The)	1,575	72,576
Insurance Australia Group Ltd.	10,333	44,131
Japan Post Holdings Co., Ltd.	3,000	40,129
Legal & General Group PLC	36,049	121,465
Lincoln National Corp.	940	36,848
Loews Corp.	1,090	41,703
Mapfre SA	10,570	22,749
Marsh & McLennan Cos., Inc.	2,040	124,012
Medibank Pvt Ltd.	33,575	75,303
MetLife, Inc.	4,320	189,821
MS&AD Insurance Group Holdings, Inc.	3,100	86,401
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,050	213,091
Old Mutual PLC	29,782	82,262
Principal Financial Group, Inc.	1,040	41,028
Progressive Corp. (The)	2,245	78,889
Prudential Financial, Inc.	1,765	127,468
Prudential PLC	15,581	289,938
QBE Insurance Group Ltd.	8,147	68,082
RSA Insurance Group PLC	7,994	54,478
Sampo Oyj-Class A	2,714	128,547
SCOR SE	1,611	56,797
Sompo Japan Nipponkoa Holdings, Inc.	2,000	56,683
Sony Financial Holdings, Inc. (a)	875	11,188
St James’s Place PLC	3,195	42,009
Standard Life PLC	11,878	60,570
Suncorp Group Ltd.	7,811	71,265
Swiss Life Holding AG (b)	249	66,077
Swiss Re AG	2,138	197,422
T&D Holdings, Inc.	2,600	24,287
Tokio Marine Holdings, Inc.	4,200	141,909
Torchmark Corp.	452	24,480
Travelers Cos., Inc. (The)	1,230	143,553
Tryg A/S	795	15,397
UnipolSai SpA	4,035	9,319
Unum Group	920	28,446
Willis Towers Watson PLC	537	63,720
XL Group PLC	1,160	42,688
Zurich Insurance Group AG (b)	907	210,344

		5,699,617

Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	1,615	165,328
Apartment Investment & Management Co.-Class A	575	24,046
AvalonBay Communities, Inc.	545	103,659
Boston Properties, Inc.	600	76,248
British Land Co. PLC (The)	5,864	58,862
CapitaLand Mall Trust	14,000	21,696

Company	Shares	U.S. $ Value
Crown Castle International Corp.	1,270	109,855
Dexus Property Group	3,880	23,562
Equinix, Inc.	220	72,756
Equity Residential	1,390	104,292
Essex Property Trust, Inc.	278	65,013
Extra Space Storage, Inc.	483	45,141
Federal Realty Investment Trust	272	42,446
Fonciere Des Regions	933	87,987
Gecina SA	253	34,703
General Growth Properties, Inc.	2,244	66,714
Goodman Group	10,596	54,191
GPT Group (The)	6,698	25,642
Hammerson PLC	4,761	39,496
HCP, Inc.	1,780	57,992
Host Hotels & Resorts, Inc.	2,900	48,430
ICADE	449	34,313
Intu Properties PLC (a)	5,825	26,118
Iron Mountain, Inc.	708	24,008
Japan Prime Realty Investment Corp.	7	28,509
Japan Real Estate Investment Corp.	8	46,183
Japan Retail Fund Investment Corp.	15	36,014
Kimco Realty Corp.	1,580	45,472
Klepierre	1,311	62,624
Land Securities Group PLC	4,798	75,653
Link REIT	10,500	62,309
Macerich Co. (The)	510	40,412
Mirvac Group	40,488	59,991
Nippon Building Fund, Inc.	9	53,279
Nippon Prologis REIT, Inc.	5	11,180
Prologis, Inc.	2,020	89,244
Public Storage	580	159,981
Realty Income Corp.	908	56,759
Scentre Group	33,577	114,296
Segro PLC	3,337	19,629
Simon Property Group, Inc.	1,216	252,551
SL Green Realty Corp.	376	36,427
Stockland	14,259	46,650
UDR, Inc.	1,028	39,609
Unibail-Rodamco SE	613	168,118
United Urban Investment Corp.	12	19,384
Ventas, Inc.	1,291	81,281
Vicinity Centres	20,397	49,851
Vornado Realty Trust	685	64,685
Welltower, Inc.	1,375	95,342
Westfield Corp.	9,308	71,269
Weyerhaeuser Co.	2,948	91,329

		3,390,529

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd.	1,700	25,152
CapitaLand Ltd.	35,000	79,601
CBRE Group, Inc.-Class A (b)	1,115	32,134
Cheung Kong Property Holdings Ltd.	14,840	95,537
City Developments Ltd.	3,000	18,164
Daito Trust Construction Co., Ltd.	400	56,734
Daiwa House Industry Co., Ltd.	4,000	112,433
Deutsche Wohnen AG	1,334	41,400
Global Logistic Properties Ltd.	30,422	43,390
Hang Lung Properties Ltd.	14,000	26,765
Henderson Land Development Co., Ltd.	5,324	32,670

Company	Shares	U.S. $ Value
Hulic Co., Ltd.	2,197	20,948
Kerry Properties Ltd.	8,500	23,447
LendLease Group	3,450	36,626
Mitsubishi Estate Co., Ltd.	8,000	148,480
Mitsui Fudosan Co., Ltd.	6,000	149,446
New World Development Co., Ltd.	22,000	21,026
Nomura Real Estate Holdings, Inc.	800	14,768
NTT Urban Development Corp.	1,600	15,659
Sino Land Co., Ltd.	16,000	25,498
Sumitomo Realty & Development Co., Ltd.	2,000	58,462
Sun Hung Kai Properties Ltd.	10,000	122,236
Swire Pacific Ltd.-Class A	2,000	21,585
Swire Properties Ltd.	25,389	69,051
Tokyo Tatemono Co., Ltd.	1,500	18,658
Tokyu Fudosan Holdings Corp.	2,000	13,575
Vonovia SE	2,725	97,830
Wharf Holdings Ltd. (The)	13,000	71,207
Wheelock & Co., Ltd.	6,000	26,811

		1,519,293

		27,906,130

Consumer Discretionary - 3.6%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	900	33,876
BorgWarner, Inc.	830	31,872
Bridgestone Corp.	3,900	145,559
Cie Generale des Etablissements Michelin-Class B	1,132	115,655
Continental AG	668	151,509
Delphi Automotive PLC	1,091	81,847
Denso Corp.	3,000	120,422
GKN PLC	9,965	41,258
Goodyear Tire & Rubber Co. (The)	1,010	33,310
Johnson Controls, Inc.	2,530	98,594
Koito Manufacturing Co., Ltd.	1,000	45,281
NGK Spark Plug Co., Ltd.	1,000	19,149
NOK Corp.	700	11,942
Nokian Renkaat Oyj (a)	694	24,485
Stanley Electric Co., Ltd. (a)	1,600	36,162
Sumitomo Electric Industries Ltd.	4,600	55,779
Sumitomo Rubber Industries Ltd.	1,200	18,541
Toyota Industries Corp.	1,000	44,910
Valeo SA	339	52,714
Yokohama Rubber Co., Ltd. (The)	1,000	16,439

		1,179,304

Automobiles - 0.6%
Bayerische Motoren Werke AG	2,010	184,530
Daihatsu Motor Co., Ltd. (a)	3,000	42,250
Daimler AG (REG)	5,845	447,333
Ferrari NV (b)	572	23,757
Fiat Chrysler Automobiles NV	5,720	46,159
Ford Motor Co.	15,020	202,770
Fuji Heavy Industries Ltd.	4,000	141,253
General Motors Co.	5,566	174,939
Harley-Davidson, Inc.	800	41,064
Honda Motor Co., Ltd.	9,900	270,677
Isuzu Motors Ltd.	3,500	36,102

Company	Shares	U.S. $ Value
Mazda Motor Corp.	3,200	49,670
Mitsubishi Motors Corp.	3,400	25,381
Nissan Motor Co., Ltd.	15,100	139,603
Peugeot SA (b)	2,295	39,263
Porsche Automobil Holding SE (Preference Shares)	684	35,352
Renault SA	1,169	116,172
Suzuki Motor Corp.	2,200	58,825
Toyota Motor Corp.	16,600	880,388
Volkswagen AG	140	20,339
Volkswagen AG (Preference Shares)	987	125,277
Yamaha Motor Co., Ltd.	1,200	19,945

		3,121,049

Distributors - 0.0%
Genuine Parts Co.	610	60,610
Jardine Cycle & Carriage Ltd.	2,000	59,387

		119,997

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc. (a)	300	8,638
H&R Block, Inc.	870	22,985

		31,623

Hotels, Restaurants & Leisure - 0.5%
Accor SA	750	31,726
Carnival Corp.	1,785	94,195
Carnival PLC	1,116	59,945
Chipotle Mexican Grill, Inc.-Class A (b)	144	67,820
Compass Group PLC	10,184	179,527
Crown Resorts Ltd.	2,537	24,205
Darden Restaurants, Inc.	420	27,846
Flight Centre Travel Group Ltd. (a)	471	15,600
Galaxy Entertainment Group Ltd.	20,155	75,536
Genting Singapore PLC	22,000	13,620
InterContinental Hotels Group PLC	1,433	58,963
Marriott International, Inc./MD-Class A (a)	745	53,029
McDonald’s Corp.	3,630	456,218
McDonald’s Holdings Co. Japan Ltd. (a)	500	11,846
Melco Crown Entertainment Ltd. (ADR) (a)	577	9,526
Merlin Entertainments PLC (e)	3,228	21,461
MGM China Holdings Ltd.	14,013	21,390
Oriental Land Co., Ltd./Japan (a)	1,200	84,960
Paddy Power Betfair PLC	497	69,321
Royal Caribbean Cruises Ltd.	677	55,616
Sands China Ltd.	10,875	44,326
SJM Holdings Ltd.	13,014	9,260
Sodexo SA	572	61,561
Starbucks Corp.	5,720	341,484
Starwood Hotels & Resorts Worldwide, Inc.	645	53,812
Tatts Group Ltd.	15,121	43,810
TUI AG	3,700	57,234
Whitbread PLC	1,102	62,556
William Hill PLC	3,391	15,865
Wyndham Worldwide Corp.	450	34,394
Wynn Macau Ltd. (b)	35,799	55,360

Company	Shares	U.S. $ Value
Wynn Resorts Ltd. (a)	310	28,963
Yum! Brands, Inc.	1,645	134,643

		2,375,618

Household Durables - 0.2%
Auto Trader Group PLC (e)	4,551	25,463
Barratt Developments PLC	6,033	48,433
Berkeley Group Holdings PLC	788	36,334
Casio Computer Co., Ltd. (a)	800	16,134
DR Horton, Inc.	1,255	37,939
Electrolux AB-Class B	2,430	63,811
Garmin Ltd.	420	16,783
Harman International Industries, Inc.	290	25,821
Iida Group Holdings Co., Ltd.	1,346	26,214
Leggett & Platt, Inc.	525	25,410
Lennar Corp.-Class A (a)	650	31,434
Mohawk Industries, Inc. (b)	250	47,725
Newell Rubbermaid, Inc. (a)	1,025	45,397
Nikon Corp. (a)	1,500	22,937
Panasonic Corp.	13,400	121,361
Persimmon PLC	1,857	55,489
PulteGroup, Inc.	1,235	23,107
Rinnai Corp. (a)	200	17,668
Sekisui Chemical Co., Ltd.	2,000	24,622
Sekisui House Ltd.	3,000	50,615
Sony Corp.	7,700	197,976
Taylor Wimpey PLC	19,787	53,927
Whirlpool Corp.	300	54,102

		1,068,702

Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (b)	1,480	878,587
Expedia, Inc.	382	41,187
Netflix, Inc. (b)	1,632	166,840
Priceline Group, Inc. (The) (b)	197	253,925
Rakuten, Inc.	4,835	46,672
TripAdvisor, Inc. (b)	412	27,398

		1,414,609

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	900	19,618
Hasbro, Inc.	450	36,045
Mattel, Inc.	1,285	43,202
Sankyo Co., Ltd. (a)	300	11,171
Sega Sammy Holdings, Inc. (a)	2,500	27,238
Shimano, Inc.	400	62,731
Yamaha Corp.	500	15,041

		215,046

Media - 0.7%
Altice NV-Class A (b)	3,528	62,669
Altice NV-Class B (b)	1,176	21,126
Axel Springer SE	401	21,585
Cablevision Systems Corp.-Class A	830	27,390

Company	Shares	U.S. $ Value
CBS Corp.-Class B	1,690	93,102
Comcast Corp.-Class A	9,601	586,429
Dentsu, Inc.	1,300	65,216
Discovery Communications, Inc.-Class A (a)(b)	545	15,603
Discovery Communications, Inc.-Class C (b)	995	26,865
Eutelsat Communications SA	1,052	33,928
Hakuhodo DY Holdings, Inc.	2,490	28,191
Interpublic Group of Cos., Inc. (The)	1,545	35,458
ITV PLC	23,254	80,355
JCDecaux SA	1,374	60,136
Kabel Deutschland Holding AG	410	45,906
Lagardere SCA	2,184	57,929
News Corp.-Class A	1,458	18,619
News Corp.-Class B	367	4,863
Numericable-SFR SA	770	32,338
Omnicom Group, Inc.	910	75,739
Pearson PLC	4,977	62,375
ProSiebenSat.1 Media SE	1,328	68,173
Publicis Groupe SA	807	56,588
REA Group Ltd. (a)	1,002	41,473
RELX NV	7,786	135,745
RELX PLC	6,934	128,633
RTL Group SA (Germany)	312	26,378
Schibsted ASA-Class B (b)	1,020	28,231
Scripps Networks Interactive, Inc.-Class A	370	24,235
SES SA	1,845	53,975
Singapore Press Holdings Ltd.	6,000	17,796
Sky PLC	6,268	92,105
TEGNA, Inc.	850	19,941
Telenet Group Holding NV (b)	459	23,198
Time Warner Cable, Inc.-Class A	1,115	228,151
Time Warner, Inc.	3,145	228,170
Toho Co., Ltd./Tokyo	1,000	26,286
Twenty-First Century Fox, Inc.-Class A	4,671	130,228
Twenty-First Century Fox, Inc.-Class B	1,617	45,599
Viacom, Inc.-Class B	1,310	54,077
Vivendi SA	7,368	154,411
Walt Disney Co. (The)	6,014	597,250
WPP PLC	7,999	186,181

		3,822,646

Multiline Retail - 0.1%
Dollar General Corp.	1,120	95,872
Dollar Tree, Inc. (b)	888	73,225
Don Quijote Holdings Co., Ltd.	1,000	34,731
Isetan Mitsukoshi Holdings Ltd.	2,200	25,684
J Front Retailing Co., Ltd.	1,500	19,904
Kohl’s Corp.	730	34,025
Macy’s, Inc.	1,255	55,333
Marks & Spencer Group PLC	9,926	57,842
Next PLC	931	72,098
Nordstrom, Inc. (a)	520	29,749
Ryohin Keikaku Co., Ltd.	146	30,846
Target Corp.	2,425	199,529

		728,838

Specialty Retail - 0.5%
ABC-Mart, Inc.	500	32,000

Company	Shares	U.S. $ Value
Advance Auto Parts, Inc.	281	45,056
AutoNation, Inc. (b)	285	13,304
AutoZone, Inc. (b)	125	99,586
Bed Bath & Beyond, Inc. (b)	645	32,018
Best Buy Co., Inc.	1,150	37,306
CarMax, Inc. (b)	770	39,347
Dixons Carphone PLC	7,310	44,674
Dufry AG (REG) (b)	264	32,423
Fast Retailing Co., Ltd.	300	95,857
GameStop Corp.-Class A	415	13,168
Gap, Inc. (The)	905	26,607
Hennes & Mauritz AB-Class B	5,764	191,850
Hikari Tsushin, Inc. (a)	200	15,220
Home Depot, Inc. (The)	4,980	664,481
Industria de Diseno Textil SA	6,622	221,967
Kingfisher PLC	14,379	77,554
L Brands, Inc.	985	86,493
Lowe’s Cos., Inc.	3,590	271,942
Nitori Holdings Co., Ltd.	400	36,600
O’Reilly Automotive, Inc. (b)	390	106,727
Ross Stores, Inc.	1,600	92,640
Sanrio Co., Ltd. (a)	500	9,774
Shimamura Co., Ltd.	200	24,966
Signet Jewelers Ltd.	308	38,201
Staples, Inc.	2,465	27,189
Tiffany & Co.	455	33,388
TJX Cos., Inc. (The)	2,620	205,277
Tractor Supply Co.	515	46,587
Urban Outfitters, Inc. (b)	335	11,085
USS Co., Ltd.	1,310	20,904
Yamada Denki Co., Ltd.	2,700	12,763

		2,706,954

Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	1,268	148,053
Asics Corp.	1,000	17,833
Burberry Group PLC	2,695	52,687
Christian Dior SE	331	59,936
Cie Financiere Richemont SA	3,169	209,314
Coach, Inc.	1,030	41,293
Hanesbrands, Inc.	1,527	43,275
Hermes International	156	54,853
HUGO BOSS AG	623	40,728
Kering	338	60,347
Li & Fung Ltd.	48,000	28,499
Luxottica Group SpA	1,559	85,882
LVMH Moet Hennessy Louis Vuitton SE	1,695	289,635
Michael Kors Holdings Ltd. (b)	709	40,385
NIKE, Inc.-Class B	5,220	320,873
Pandora A/S	700	91,516
PVH Corp.	345	34,176
Ralph Lauren Corp.	240	23,102
Swatch Group AG (The) (a)	137	47,266
Swatch Group AG (The) (REG)	522	35,125
Under Armour, Inc.-Class A (b)	697	59,127

Company	Shares	U.S. $ Value
VF Corp.	1,310	84,836

		1,868,741

		18,653,127

Information Technology - 3.6%
Communications Equipment - 0.2%
Cisco Systems, Inc.	19,640	559,151
F5 Networks, Inc. (b)	280	29,638
Harris Corp.	495	38,541
Juniper Networks, Inc.	1,340	34,183
Motorola Solutions, Inc.	595	45,041
Nokia Oyj	33,261	197,312
Telefonaktiebolaget LM Ericsson-Class B	18,476	184,995

		1,088,861

Electronic Equipment, Instruments & Components - 0.2%
Alps Electric Co., Ltd. (a)	1,053	18,374
Amphenol Corp.-Class A	1,200	69,384
Citizen Holdings Co., Ltd.	2,800	15,866
Corning, Inc.	4,705	98,287
FLIR Systems, Inc.	510	16,804
Hamamatsu Photonics KK	1,200	33,071
Hexagon AB-Class B	2,435	94,637
Hirose Electric Co., Ltd.	300	33,063
Hitachi High-Technologies Corp.	600	16,891
Hitachi Ltd.	29,000	135,919
Ingenico Group SA	335	38,402
Keyence Corp.	300	163,612
Kyocera Corp.	1,900	83,659
Murata Manufacturing Co., Ltd.	1,200	144,800
Omron Corp.	1,200	35,691
Shimadzu Corp.	2,000	31,377
TDK Corp.	600	33,291
TE Connectivity Ltd.	1,560	96,595
Yaskawa Electric Corp.	2,000	23,065
Yokogawa Electric Corp.	1,100	11,362

		1,194,150

Internet Software & Services - 0.6%
Akamai Technologies, Inc. (b)	705	39,177
Alphabet, Inc.-Class A (b)	1,139	868,943
Alphabet, Inc.-Class C (b)	1,144	852,223
eBay, Inc. (b)	4,285	102,240
Facebook, Inc.-Class A (b)	8,737	996,892
Kakaku.com, Inc. (a)	961	17,818
Mixi, Inc. (a)	409	15,169
United Internet AG	1,223	61,276
VeriSign, Inc. (a)(b)	375	33,202
Yahoo Japan Corp. (a)	6,408	27,274
Yahoo!, Inc. (b)	3,315	122,025

		3,136,239

IT Services – 0.6%
Accenture PLC-Class A	2,435	280,999
Alliance Data Systems Corp. (b)	280	61,600

Company	Shares	U.S. $ Value
Amadeus IT Holding SA-Class A	2,581	110,374
Atos SE	677	54,985
Automatic Data Processing, Inc.	1,820	163,272
Cap Gemini SA	854	80,109
Cognizant Technology Solutions Corp.-Class A (b)	2,330	146,091
Computershare Ltd.	3,663	27,416
CSRA, Inc.	540	14,526
Fidelity National Information Services, Inc.	1,070	67,742
Fiserv, Inc. (b)	900	92,322
Fujitsu Ltd.	11,000	40,675
International Business Machines Corp.	3,476	526,440
MasterCard, Inc.-Class A	3,860	364,770
Nomura Research Institute Ltd.	600	20,206
NTT Data Corp.	500	25,074
Otsuka Corp.	600	31,651
Paychex, Inc.	1,245	67,242
PayPal Holdings, Inc. (b)	4,235	163,471
Teradata Corp. (b)	545	14,301
Total System Services, Inc.	660	31,403
Visa, Inc.-Class A	7,550	577,424
Western Union Co. (The)-Class W	1,930	37,230
Worldpay Group PLC (b)(e)	6,677	26,306
Xerox Corp.	3,845	42,910

		3,068,539

Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.	1,180	69,844
Applied Materials, Inc.	4,635	98,169
ARM Holdings PLC	8,527	124,164
ASM Pacific Technology Ltd.	900	7,056
ASML Holding NV	1,801	181,243
Broadcom Ltd.	1,525	235,612
Infineon Technologies AG	6,845	97,051
Intel Corp.	18,340	593,299
KLA-Tencor Corp.	610	44,414
Lam Research Corp.	629	51,955
Linear Technology Corp.	890	39,658
Microchip Technology, Inc.	795	38,319
Micron Technology, Inc. (b)	4,120	43,136
NVIDIA Corp.	1,935	68,944
NXP Semiconductors NV (b)	725	58,776
Qorvo, Inc. (b)	568	28,633
QUALCOMM, Inc.	6,070	310,420
Rohm Co., Ltd.	400	16,823
Skyworks Solutions, Inc.	724	56,400
STMicroelectronics NV	4,174	23,234
Texas Instruments, Inc.	3,975	228,245
Tokyo Electron Ltd.	1,000	65,129
Xilinx, Inc.	985	46,719

		2,527,243

Software - 0.8%
Activision Blizzard, Inc.	1,930	65,311
Adobe Systems, Inc. (b)	1,910	179,158
Autodesk, Inc. (b)	875	51,021
CA, Inc.	1,185	36,486
Check Point Software Technologies Ltd. (a)(b)	823	71,988

Company	Shares	U.S. $ Value
Citrix Systems, Inc. (b)	630	49,505
Dassault Systemes	924	73,210
Electronic Arts, Inc. (b)	1,185	78,340
Gemalto NV	323	23,841
GungHo Online Entertainment, Inc. (a)	4,000	11,253
Intuit, Inc.	1,050	109,211
Konami Holdings Corp. (a)	1,300	38,420
Microsoft Corp.	30,870	1,704,950
Mobileye NV (a)(b)	493	18,384
Nexon Co., Ltd.	2,595	44,256
NICE-Systems Ltd.	596	38,736
Nintendo Co., Ltd.	600	85,289
Oracle Corp.	12,550	513,421
Oracle Corp. Japan	500	28,041
Red Hat, Inc. (b)	690	51,412
Sage Group PLC (The)	6,586	59,382
salesforce.com, Inc. (b)	2,384	176,011
SAP SE	5,977	480,959
Symantec Corp.	2,605	47,880
Trend Micro, Inc./Japan	500	18,300

		4,054,765

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	21,805	2,376,527
Brother Industries Ltd.	800	9,188
Canon, Inc.	6,900	205,778
EMC Corp./MA	7,405	197,343
FUJIFILM Holdings Corp.	2,800	110,676
Hewlett Packard Enterprise Co.	6,960	123,401
HP, Inc.	6,960	85,747
Konica Minolta, Inc.	2,000	16,963
NEC Corp.	16,000	40,224
NetApp, Inc.	1,140	31,111
Ricoh Co., Ltd. (a)	4,000	40,713
SanDisk Corp.	770	58,582
Seagate Technology PLC (a)	1,150	39,617
Seiko Epson Corp.	1,200	19,300
Western Digital Corp.	880	41,571

		3,396,741

		18,466,538

Health Care - 3.5%
Biotechnology - 0.5%
AbbVie, Inc.	6,366	363,626
Actelion Ltd. (REG) (b)	608	90,738
Alexion Pharmaceuticals, Inc. (b)	880	122,514
Amgen, Inc.	2,953	442,743
Baxalta, Inc.	2,080	84,032
Biogen, Inc. (b)	915	238,193
Celgene Corp. (b)	3,080	308,277
CSL Ltd.	2,881	223,886
Genmab A/S (b)	325	44,973
Gilead Sciences, Inc.	5,365	492,829
Grifols SA	1,514	33,637
Regeneron Pharmaceuticals, Inc. (b)	340	122,550

Company	Shares	U.S. $ Value
Vertex Pharmaceuticals, Inc. (b)	957	76,072

		2,644,070

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	5,715	239,058
Baxter International, Inc.	2,080	85,446
Becton Dickinson and Co.	837	127,073
Boston Scientific Corp. (b)	5,160	97,060
Coloplast A/S-Class B	496	37,534
CR Bard, Inc.	315	63,841
DENTSPLY SIRONA, Inc.	946	58,302
Edwards Lifesciences Corp. (b)	890	78,507
Essilor International SA	1,241	152,911
Getinge AB-Class B (a)	2,013	46,308
Hologic, Inc. (b)	970	33,465
Hoya Corp.	2,600	98,828
Intuitive Surgical, Inc. (b)	155	93,163
Medtronic PLC	5,459	409,425
Olympus Corp.	1,500	58,236
Smith & Nephew PLC	5,421	89,190
Sonova Holding AG (REG)	351	44,796
St Jude Medical, Inc.	1,065	58,575
Stryker Corp.	1,225	131,430
Sysmex Corp.	700	43,761
Terumo Corp.	1,800	64,417
Varian Medical Systems, Inc. (b)	395	31,608
William Demant Holding A/S (b)	81	8,136
Zimmer Biomet Holdings, Inc.	685	73,042

		2,224,112

Health Care Providers & Services - 0.5%
Aetna, Inc.	1,367	153,582
Alfresa Holdings Corp.	800	15,354
AmerisourceBergen Corp.-Class A	785	67,942
Anthem, Inc.	1,000	138,990
Cardinal Health, Inc.	1,245	102,028
Centene Corp. (b)	687	42,299
Cigna Corp.	1,015	139,299
DaVita HealthCare Partners, Inc. (b)	650	47,697
Express Scripts Holding Co. (b)	2,589	177,838
Fresenius Medical Care AG & Co. KGaA	1,318	116,282
Fresenius SE & Co. KGaA	2,298	167,507
HCA Holdings, Inc. (b)	1,250	97,562
Healthscope Ltd.	13,458	27,384
Henry Schein, Inc. (b)	320	55,242
Humana, Inc.	565	103,367
Laboratory Corp. of America Holdings (b)	375	43,924
McKesson Corp.	915	143,884
Mediclinic International PLC	2,447	31,421
Medipal Holdings Corp. (a)	1,500	23,726
Patterson Cos., Inc.	310	14,424
Quest Diagnostics, Inc.	550	39,297
Ramsay Health Care Ltd.	1,156	54,277
Ryman Healthcare Ltd.	3,027	17,467
Sonic Healthcare Ltd.	1,715	24,596
Suzuken Co., Ltd./Aichi Japan	600	20,365

Company	Shares	U.S. $ Value
Tenet Healthcare Corp. (b)	343	9,923
UnitedHealth Group, Inc.	3,685	474,996
Universal Health Services, Inc.-Class B	350	43,652

		2,394,325

Health Care Technology - 0.0%
Cerner Corp. (b)	1,180	62,493
M3, Inc.	1,200	30,178

		92,671

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	1,245	49,613
Illumina, Inc. (b)	561	90,944
Lonza Group AG (REG) (b)	385	65,081
PerkinElmer, Inc.	405	20,031
QIAGEN NV (b)	1,320	29,352
Thermo Fisher Scientific, Inc.	1,535	217,341
Waters Corp. (b)	345	45,512

		517,874

Pharmaceuticals - 2.0%
Allergan PLC (b)	1,546	414,374
Astellas Pharma, Inc.	13,000	172,763
AstraZeneca PLC	7,665	427,950
Bayer AG	5,020	588,245
Bristol-Myers Squibb Co.	6,415	409,790
Chugai Pharmaceutical Co., Ltd.	1,000	30,943
Daiichi Sankyo Co., Ltd. (a)	3,900	86,561
Eisai Co., Ltd.	1,500	90,183
Eli Lilly & Co.	3,765	271,118
Endo International PLC (b)	783	22,041
GlaxoSmithKline PLC	29,442	596,001
Hisamitsu Pharmaceutical Co., Inc.	300	13,407
Johnson & Johnson	10,705	1,158,281
Kyowa Hakko Kirin Co., Ltd.	1,000	15,957
Mallinckrodt PLC (b)	424	25,983
Merck & Co., Inc.	10,855	574,338
Merck KGaA	785	65,299
Mitsubishi Tanabe Pharma Corp. (a)	1,000	17,376
Mylan NV (b)	1,405	65,122
Novartis AG (REG)	13,965	1,010,394
Novo Nordisk A/S-Class B	12,184	659,807
Ono Pharmaceutical Co., Ltd.	2,500	105,757
Orion Oyj-Class B	465	15,349
Otsuka Holdings Co., Ltd.	2,371	86,119
Perrigo Co. PLC	522	66,779
Pfizer, Inc.	23,786	705,017
Roche Holding AG	4,265	1,047,229
Sanofi	7,220	580,457
Santen Pharmaceutical Co., Ltd. (a)	2,500	37,576
Shionogi & Co., Ltd.	1,800	84,602
Shire PLC	3,579	204,127
Sumitomo Dainippon Pharma Co., Ltd. (a)	1,400	16,106
Taisho Pharmaceutical Holdings Co., Ltd. (a)	567	44,938
Takeda Pharmaceutical Co., Ltd.	4,800	218,835

Company	Shares	U.S. $ Value
Taro Pharmaceutical Industries Ltd. (b)	45	6,446
Teva Pharmaceutical Industries Ltd.	5,202	279,784
UCB SA	769	58,702
Zoetis, Inc.	1,746	77,400

		10,351,156

		18,224,208

Industrials - 3.2%
Aerospace & Defense - 0.5%
Airbus Group SE	3,570	236,539
BAE Systems PLC	19,161	139,766
Boeing Co. (The)	2,460	312,272
Cobham PLC	7,675	23,900
General Dynamics Corp.	1,160	152,389
Honeywell International, Inc.	3,005	336,710
L-3 Communications Holdings, Inc.	325	38,512
Lockheed Martin Corp.	1,050	232,575
Meggitt PLC	4,891	28,513
Northrop Grumman Corp.	740	146,446
Raytheon Co.	1,200	147,156
Rockwell Collins, Inc.	500	46,105
Rolls-Royce Holdings PLC (b)	11,452	111,924
Safran SA	1,646	114,891
Singapore Technologies Engineering Ltd.	19,000	45,500
Textron, Inc.	1,055	38,465
Thales SA	694	60,645
United Technologies Corp.	3,225	322,822
Zodiac Aerospace	1,135	22,667

		2,557,797

Air Freight & Logistics - 0.2%
Bollore SA	11,606	44,993
CH Robinson Worldwide, Inc.	565	41,940
Deutsche Post AG (REG)	5,875	163,054
Expeditors International of Washington, Inc.	720	35,143
FedEx Corp.	1,015	165,161
Kuehne & Nagel International AG (REG)	432	61,394
Royal Mail PLC	5,456	37,622
United Parcel Service, Inc.-Class B	2,705	285,296
Yamato Holdings Co., Ltd. (a)	2,200	43,862

		878,465

Airlines - 0.1%
American Airlines Group, Inc.	2,582	105,888
ANA Holdings, Inc.	8,000	22,533
Cathay Pacific Airways Ltd.	20,000	34,692
Delta Air Lines, Inc.	3,052	148,571
Deutsche Lufthansa AG (REG) (b)	3,330	53,744
easyJet PLC	964	20,981
International Consolidated Airlines Group SA	6,202	49,349
Japan Airlines Co., Ltd.	900	32,994
Singapore Airlines Ltd.	3,000	25,420
Southwest Airlines Co.	2,505	112,224
United Continental Holdings, Inc. (b)	1,422	85,121

		691,517

Company	Shares	U.S. $ Value
Building Products - 0.1%
Allegion PLC	385	24,528
Asahi Glass Co., Ltd.	4,000	21,887
Assa Abloy AB-Class B	6,096	120,015
Cie de Saint-Gobain	2,759	121,187
Daikin Industries Ltd.	1,400	104,559
Geberit AG (REG)	168	62,772
LIXIL Group Corp. (a)	1,200	24,477
Masco Corp.	1,305	41,042
TOTO Ltd.	1,000	31,127

		551,594

Commercial Services & Supplies - 0.1%
ADT Corp. (The)	647	26,695
Aggreko PLC	1,141	17,620
Babcock International Group PLC	1,139	15,510
Brambles Ltd.	9,492	87,936
Cintas Corp.	335	30,086
Dai Nippon Printing Co., Ltd. (a)	3,000	26,622
Edenred	818	15,859
G4S PLC	12,380	33,782
ISS A/S	954	38,262
Pitney Bowes, Inc.	755	16,263
Republic Services, Inc.-Class A	900	42,885
Secom Co., Ltd.	1,300	96,464
Societe BIC SA	221	33,206
Sohgo Security Services Co., Ltd.	300	16,243
Stericycle, Inc. (b)	360	45,428
Toppan Printing Co., Ltd.	2,000	16,768
Tyco International PLC	1,595	58,553
Waste Management, Inc.	1,595	94,105

		712,287

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	1,064	31,644
Bouygues SA	1,739	70,689
CIMIC Group Ltd.	1,344	35,758
Ferrovial SA	2,713	58,223
Fluor Corp.	565	30,340
Jacobs Engineering Group, Inc. (b)	465	20,251
JGC Corp.	1,000	14,956
Kajima Corp.	7,000	43,850
Obayashi Corp.	3,000	29,570
Quanta Services, Inc. (b)	765	17,258
Shimizu Corp.	4,000	33,878
Skanska AB-Class B	3,301	75,299
Taisei Corp.	5,000	33,018
Vinci SA	2,970	220,445

		715,179

Electrical Equipment - 0.3%
ABB Ltd. (REG) (b)	13,350	260,075
AMETEK, Inc.	899	44,932
Eaton Corp. PLC	1,794	112,233
Emerson Electric Co.	2,500	135,950
First Solar, Inc. (b)	270	18,487
Fuji Electric Co., Ltd.	4,000	13,830

Company	Shares	U.S. $ Value
Legrand SA	1,194	66,737
Mitsubishi Electric Corp.	12,000	125,735
Nidec Corp.	1,300	88,949
OSRAM Licht AG	292	15,011
Prysmian SpA	1,074	24,300
Rockwell Automation, Inc.	530	60,288
Schneider Electric SE (Paris)	3,189	200,972
Vestas Wind Systems A/S	1,358	95,684

		1,263,183

Industrial Conglomerates - 0.6%
3M Co.	2,405	400,745
CK Hutchison Holdings Ltd.	14,840	192,419
Danaher Corp.	2,290	217,229
General Electric Co.	36,506	1,160,526
Jardine Matheson Holdings Ltd.	1,500	85,559
Keihan Electric Railway Co., Ltd.	5,000	35,224
Keppel Corp., Ltd. (a)	13,000	56,206
Koninklijke Philips NV	7,299	207,900
Roper Technologies, Inc.	425	77,677
Seibu Holdings, Inc.	955	20,194
Siemens AG (REG)	4,814	509,132
Smiths Group PLC	2,461	37,949
Toshiba Corp. (a)(b)	24,000	46,666

		3,047,426

Machinery - 0.5%
Alfa Laval AB	3,611	58,978
Alstom SA (b)	1,012	25,827
Amada Holdings Co., Ltd.	3,000	29,231
ANDRITZ AG (a)	485	26,570
Atlas Copco AB-Class A	3,037	76,221
Atlas Copco AB-Class B	3,579	84,225
Caterpillar, Inc.	2,335	178,721
CNH Industrial NV	8,194	55,631
Cummins, Inc.	650	71,461
Deere & Co.	1,185	91,233
Dover Corp.	585	37,633
FANUC Corp.	1,200	185,842
Flowserve Corp.	510	22,649
GEA Group AG	896	43,717
Hino Motors Ltd.	2,000	21,611
Hitachi Construction Machinery Co., Ltd. (a)	700	11,110
Hoshizaki Electric Co., Ltd.	400	33,364
IHI Corp.	8,000	16,934
Illinois Tool Works, Inc.	1,275	130,611
IMI PLC	1,648	22,510
Ingersoll-Rand PLC	1,005	62,320
JTEKT Corp.	1,400	18,167
Kawasaki Heavy Industries Ltd. (a)	9,000	25,965
Komatsu Ltd.	5,700	96,905
Kone Oyj-Class B	1,900	91,448
Kubota Corp.	7,000	95,548
Kurita Water Industries Ltd.	1,200	27,333
Makita Corp.	700	43,389
MAN SE	407	44,016
Metso Oyj	571	13,608
Minebea Co., Ltd. (a)	2,000	15,593

Company	Shares	U.S. $ Value
Mitsubishi Heavy Industries Ltd.	18,000	66,873
Nabtesco Corp.	1,000	22,430
NGK Insulators Ltd.	2,000	36,907
NSK Ltd.	3,000	27,459
PACCAR, Inc.	1,360	74,378
Parker-Hannifin Corp.	545	60,539
Pentair PLC	660	35,812
Sandvik AB	12,165	125,640
Schindler Holding AG	413	76,086
Schindler Holding AG (REG)	271	49,624
Sembcorp Marine Ltd. (a)	7,000	8,556
SMC Corp./Japan	300	69,518
Snap-on, Inc.	220	34,538
Stanley Black & Decker, Inc.	615	64,704
Sumitomo Heavy Industries Ltd.	6,000	24,766
THK Co., Ltd.	800	14,727
Volvo AB-Class B	6,759	74,029
Wartsila Oyj Abp	793	35,846
Weir Group PLC (The)	296	4,703
Xylem, Inc./NY	685	28,017
Zardoya Otis SA	2,136	24,793

		2,718,316

Marine - 0.0%
AP Moeller-Maersk A/S-Class A	15	19,140
AP Moeller-Maersk A/S-Class B	43	56,374
Mitsui OSK Lines Ltd. (a)	12,000	24,415
Nippon Yusen KK	10,000	19,283

		119,212

Professional Services - 0.1%
Adecco SA (REG)	1,033	67,198
Bureau Veritas SA	3,094	68,790
Capita PLC	4,013	59,912
Dun & Bradstreet Corp. (The)	165	17,008
Equifax, Inc.	455	52,002
Experian PLC	6,015	107,365
Intertek Group PLC	720	32,691
Nielsen Holdings PLC	1,416	74,567
Randstad Holding NV	1,613	89,218
Recruit Holdings Co., Ltd.	653	19,910
Robert Half International, Inc.	485	22,591
SGS SA (REG)	24	50,678
Verisk Analytics, Inc.-Class A (b)	600	47,952

		709,882

Road & Rail - 0.3%
Asciano Ltd.	827	5,683
Aurizon Holdings Ltd.	12,975	39,428
Central Japan Railway Co.	875	154,745
CSX Corp.	3,760	96,820
DSV A/S	1,630	67,799
East Japan Railway Co.	2,000	172,519
Hankyu Hanshin Holdings, Inc.	5,000	31,886
JB Hunt Transport Services, Inc.	353	29,737
Kansas City Southern	420	35,889
Keikyu Corp. (a)	2,000	17,591

Company	Shares	U.S. $ Value
Keio Corp. (a)	3,000	26,328
Keisei Electric Railway Co., Ltd.	2,000	28,137
Kintetsu Group Holdings Co., Ltd. (a)	8,000	32,421
MTR Corp., Ltd.	15,500	76,519
Nagoya Railroad Co., Ltd. (a)	4,000	18,677
Nippon Express Co., Ltd.	3,000	13,639
Norfolk Southern Corp.	1,140	94,905
Odakyu Electric Railway Co., Ltd. (a)	4,000	43,512
Ryder System, Inc.	215	13,928
Tobu Railway Co., Ltd. (a)	6,000	29,912
Tokyu Corp.	7,000	58,628
Union Pacific Corp.	3,350	266,492
West Japan Railway Co.	1,002	61,871

		1,417,066

Trading Companies & Distributors - 0.2%
AerCap Holdings NV (b)	539	20,892
Ashtead Group PLC	3,056	37,842
Brenntag AG	567	32,309
Bunzl PLC	2,030	58,884
Fastenal Co. (a)	1,080	52,920
ITOCHU Corp. (a)	9,000	110,599
Marubeni Corp. (a)	10,000	50,594
Mitsubishi Corp.	8,400	142,140
Mitsui & Co., Ltd.	10,400	119,584
Noble Group Ltd. (b)	24,000	7,821
Sumitomo Corp.	6,800	67,476
Toyota Tsusho Corp.	1,300	29,349
Travis Perkins PLC	1,926	50,453
United Rentals, Inc. (b)	350	21,767
Wolseley PLC	1,840	103,866
WW Grainger, Inc. (a)	230	53,689

		960,185

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,454	40,293
Aena SA (b)(e)	364	46,934
Aeroports de Paris	305	37,667
Atlantia SpA	2,911	80,656
Auckland International Airport Ltd.	6,289	27,944
Groupe Eurotunnel SE (REG)	2,068	23,152
Hutchison Port Holdings Trust-Class U	43,553	21,792
Kamigumi Co., Ltd.	3,000	28,222
Mitsubishi Logistics Corp.	1,000	13,118
Sydney Airport	15,829	81,085
Transurban Group	11,606	100,815

		501,678

		16,843,787

Consumer Staples - 3.2%
Beverages - 0.7%
Anheuser - Busch InBev SA/NV	4,882	606,524
Asahi Group Holdings Ltd.	2,300	71,587
Brown-Forman Corp.-Class B	402	39,585
Carlsberg A/S-Class B	695	66,084

Company	Shares	U.S. $ Value
Coca-Cola Amatil Ltd.	3,316	22,454
Coca-Cola Co. (The)	15,080	699,561
Coca-Cola Enterprises, Inc.	800	40,592
Coca-Cola HBC AG (b)	892	18,916
Constellation Brands, Inc.-Class A	670	101,230
Diageo PLC	15,252	411,256
Dr Pepper Snapple Group, Inc.	720	64,382
Heineken NV	1,401	126,759
Kirin Holdings Co., Ltd.	5,000	70,043
Molson Coors Brewing Co.-Class B	600	57,708
Monster Beverage Corp. (b)	610	81,362
PepsiCo, Inc.	5,675	581,574
Pernod Ricard SA	1,289	143,534
Remy Cointreau SA	195	14,788
SABMiller PLC (London)	5,871	358,588
Suntory Beverage & Food Ltd.	848	38,149
Treasury Wine Estates Ltd.	6,024	44,481

		3,659,157

Food & Staples Retailing - 0.6%
Aeon Co., Ltd.	4,000	57,784
Carrefour SA	3,792	104,178
Casino Guichard Perrachon SA (a)	482	27,585
Colruyt SA	393	22,855
Costco Wholesale Corp.	1,715	270,250
CVS Health Corp.	4,330	449,151
Delhaize Group	624	65,034
Distribuidora Internacional de Alimentacion SA	4,415	22,876
FamilyMart Co., Ltd.	400	20,774
J Sainsbury PLC (a)	5,506	21,818
Jeronimo Martins SGPS SA	1,190	19,453
Koninklijke Ahold NV	5,462	122,684
Kroger Co. (The)	3,730	142,672
Lawson, Inc.	600	50,226
METRO AG	1,551	47,978
Seven & i Holdings Co., Ltd.	4,600	195,995
Sysco Corp.	2,105	98,367
Tesco PLC (b)	49,315	135,443
Wal-Mart Stores, Inc.	6,113	418,679
Walgreens Boots Alliance, Inc.	3,395	285,995
Wesfarmers Ltd.	6,821	216,504
Whole Foods Market, Inc.	1,370	42,621
Wm Morrison Supermarkets PLC (a)	18,352	52,264
Woolworths Ltd.	7,649	129,458

		3,020,644

Food Products - 0.7%
Ajinomoto Co., Inc.	3,000	67,641
Archer-Daniels-Midland Co.	2,315	84,058
Associated British Foods PLC	2,163	103,776
Barry Callebaut AG (REG) (b)	25	27,105
Calbee, Inc. (a)	698	27,694
Campbell Soup Co.	675	43,058
Chocoladefabriken Lindt & Spruengli AG (REG)	1	74,800
ConAgra Foods, Inc.	1,635	72,954
Danone SA	3,518	249,610
General Mills, Inc.	2,285	144,755

Company	Shares	U.S. $ Value
Golden Agri-Resources Ltd.	48,000	14,603
Hershey Co. (The)	550	50,649
Hormel Foods Corp.	1,050	45,402
JM Smucker Co. (The)	445	57,779
Kellogg Co.	965	73,871
Kerry Group PLC-Class A	961	89,371
Kikkoman Corp.	1,000	32,826
Kraft Heinz Co. (The)	2,278	178,960
McCormick & Co., Inc./MD	425	42,279
Mead Johnson Nutrition Co.-Class A	760	64,577
MEIJI Holdings Co., Ltd.	600	48,215
Mondelez International, Inc.-Class A	6,185	248,142
Nestle SA (REG)	19,578	1,460,925
NH Foods Ltd.	1,000	22,011
Nisshin Seifun Group, Inc.	1,500	23,822
Nissin Foods Holdings Co., Ltd.	400	18,788
Orkla ASA	5,657	51,166
Tate & Lyle PLC	2,078	17,222
Toyo Suisan Kaisha Ltd.	1,000	35,896
Tyson Foods, Inc.-Class A	1,175	78,325
Wilmar International Ltd.	9,000	22,443
Yakult Honsha Co., Ltd. (a)	400	17,697

		3,590,420

Household Products - 0.4%
Church & Dwight Co., Inc.	513	47,288
Clorox Co. (The)	520	65,551
Colgate-Palmolive Co.	3,450	243,743
Henkel AG & Co. KGaA	579	56,775
Henkel AG & Co. KGaA (Preference Shares)	1,082	119,028
Kimberly-Clark Corp.	1,415	190,332
Procter & Gamble Co. (The)	10,465	861,374
Reckitt Benckiser Group PLC	3,945	380,521
Svenska Cellulosa AB SCA-Class B	4,979	155,299
Unicharm Corp.	2,300	50,060

		2,169,971

Personal Products - 0.3%
Beiersdorf AG	630	56,747
Estee Lauder Cos., Inc. (The)-Class A	890	83,936
Kao Corp.	3,100	165,298
L’Oreal SA	1,526	272,980
Shiseido Co., Ltd.	2,200	49,012
Unilever NV	9,903	445,226
Unilever PLC	7,792	351,362

		1,424,561

Tobacco - 0.5%
Altria Group, Inc.	7,560	473,710
British American Tobacco PLC	11,316	661,713
Imperial Brands PLC	5,811	321,739
Japan Tobacco, Inc.	6,678	277,956
Philip Morris International, Inc.	6,000	588,660
Reynolds American, Inc.	3,198	160,892
Swedish Match AB	831	28,169

		2,512,839

		16,377,592

Company	Shares	U.S. $ Value
Energy - 1.5%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	1,660	72,758
Cameron International Corp. (b)	720	48,276
Diamond Offshore Drilling, Inc. (a)	240	5,215
FMC Technologies, Inc. (b)	860	23,530
Halliburton Co.	3,290	117,519
Helmerich & Payne, Inc.	385	22,607
National Oilwell Varco, Inc.	1,455	45,250
Petrofac Ltd.	1,098	14,491
Schlumberger Ltd.	4,885	360,269
Technip SA	568	31,478
Tenaris SA	4,173	51,777
Transocean Ltd. (a)	1,300	11,882

		805,052

Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.	1,945	90,579
Apache Corp.	1,445	70,530
BP PLC	111,844	559,596
Cabot Oil & Gas Corp.	1,590	36,109
Caltex Australia Ltd.	1,410	36,775
Chesapeake Energy Corp. (a)	1,995	8,219
Chevron Corp.	7,280	694,512
Cimarex Energy Co.	377	36,671
Columbia Pipeline Group, Inc.	1,205	30,246
Concho Resources, Inc. (b)	507	51,227
ConocoPhillips	4,770	192,088
Delek Group Ltd.	11	1,888
Devon Energy Corp.	1,470	40,337
Eni SpA	15,444	233,246
EOG Resources, Inc.	2,110	153,144
EQT Corp.	590	39,683
Exxon Mobil Corp.	16,087	1,344,712
Galp Energia SGPS SA	2,341	29,396
Hess Corp.	940	49,491
Idemitsu Kosan Co., Ltd. (a)	1,200	21,412
Inpex Corp.	5,327	40,341
JX Holdings, Inc.	14,000	53,905
Kinder Morgan, Inc./DE	6,939	123,931
Koninklijke Vopak NV	502	24,967
Lundin Petroleum AB (b)	856	14,469
Marathon Oil Corp.	2,605	29,020
Marathon Petroleum Corp.	2,074	77,111
Murphy Oil Corp.	605	15,240
Neste Oyj (a)	572	18,797
Newfield Exploration Co. (b)	620	20,615
Noble Energy, Inc.	1,600	50,256
Occidental Petroleum Corp.	2,950	201,869
Oil Search Ltd.	8,307	43,258
OMV AG	894	25,102
ONEOK, Inc. (a)	770	22,992
Origin Energy Ltd.	7,705	30,008
Phillips 66	1,860	161,057
Pioneer Natural Resources Co.	565	79,518
Range Resources Corp. (a)	650	21,047
Repsol SA	6,329	71,163

Company	Shares	U.S. $ Value
Royal Dutch Shell PLC-Class A	23,936	577,957
Royal Dutch Shell PLC-Class B	24,038	584,959
Santos Ltd.	18,468	57,223
Southwestern Energy Co. (a)(b)	1,445	11,661
Spectra Energy Corp.	2,585	79,101
Statoil ASA	6,775	105,814
Tesoro Corp.	475	40,855
TonenGeneral Sekiyu KK	2,000	18,090
TOTAL SA	12,995	591,289
Valero Energy Corp.	1,925	123,470
Williams Cos., Inc. (The)	2,605	41,862
Woodside Petroleum Ltd.	4,502	90,057

		7,166,865

		7,971,917

Materials - 1.3%
Chemicals - 0.8%
Air Liquide SA	2,092	234,703
Air Products & Chemicals, Inc.	770	110,919
Air Water, Inc.	1,000	14,824
Airgas, Inc.	240	33,994
Akzo Nobel NV	2,417	164,759
Arkema SA	450	33,713
Asahi Kasei Corp.	8,000	54,030
BASF SE	5,576	419,290
CF Industries Holdings, Inc.	900	28,206
Chr Hansen Holding A/S	509	34,134
Croda International PLC	1,144	49,813
Daicel Corp.	3,000	40,894
Dow Chemical Co. (The)	4,475	227,598
Eastman Chemical Co.	580	41,893
Ecolab, Inc.	1,040	115,981
EI du Pont de Nemours & Co.	3,495	221,303
EMS-Chemie Holding AG (REG)	109	56,443
FMC Corp.	480	19,378
Givaudan SA (REG)	56	109,749
Hitachi Chemical Co., Ltd.	900	16,173
Incitec Pivot Ltd.	7,611	18,575
International Flavors & Fragrances, Inc.	300	34,131
Israel Chemicals Ltd.	4,414	19,168
Johnson Matthey PLC	1,174	46,150
JSR Corp.	800	11,503
K&S AG (REG) (a)	1,472	34,333
Kansai Paint Co., Ltd.	1,000	16,051
Kuraray Co., Ltd.	3,000	36,663
LANXESS AG	1,319	63,215
Linde AG	1,128	163,896
LyondellBasell Industries NV-Class A	1,449	124,005
Mitsubishi Chemical Holdings Corp.	8,000	41,769
Mitsubishi Gas Chemical Co., Inc.	5,000	26,853
Mitsui Chemicals, Inc.	8,000	26,629
Monsanto Co.	1,790	157,055
Mosaic Co. (The)	1,280	34,560
Nippon Paint Holdings Co., Ltd.	1,000	22,119
Nitto Denko Corp. (a)	900	50,151
Novozymes A/S-Class B	1,531	68,752
Orica Ltd.	2,259	26,570
PPG Industries, Inc.	1,050	117,065
Praxair, Inc.	1,090	124,751

Company	Shares	U.S. $ Value
Sherwin-Williams Co. (The)	315	89,671
Shin-Etsu Chemical Co., Ltd.	2,500	129,120
Sika AG	6	23,752
Solvay SA	360	35,993
Sumitomo Chemical Co., Ltd.	7,000	31,685
Symrise AG	547	36,623
Syngenta AG (REG)	564	233,889
Taiyo Nippon Sanso Corp. (a)	2,000	19,004
Teijin Ltd.	5,000	17,411
Toray Industries, Inc.	9,000	76,807
Umicore SA	509	25,267
Yara International ASA	1,297	48,689

		4,059,672

Construction Materials - 0.1%
CRH PLC	5,004	141,327
Fletcher Building Ltd.	4,446	24,236
HeidelbergCement AG	856	73,150
Imerys SA	448	31,202
James Hardie Industries PLC	3,449	47,218
LafargeHolcim Ltd. (REG) (b)	2,244	105,377
Martin Marietta Materials, Inc.	277	44,184
Taiheiyo Cement Corp.	5,000	11,508
Vulcan Materials Co.	515	54,368

		532,570

Containers & Packaging - 0.1%
Amcor Ltd./Australia	7,326	80,447
Avery Dennison Corp.	335	24,157
Ball Corp.	510	36,358
International Paper Co.	1,565	64,228
Owens-Illinois, Inc. (b)	610	9,736
Rexam PLC	3,136	28,506
Sealed Air Corp.	790	37,928
Toyo Seikan Group Holdings Ltd. (a)	1,700	31,811
WestRock Co.	997	38,913

		352,084

Metals & Mining - 0.3%
Alcoa, Inc. (a)	5,020	48,092
Anglo American PLC	8,479	66,851
Antofagasta PLC (a)	1,773	11,915
ArcelorMittal (Euronext Amsterdam) (a)	6,075	27,407
BHP Billiton Ltd.	19,498	251,949
BHP Billiton PLC	12,822	143,585
Boliden AB	1,652	26,352
Fortescue Metals Group Ltd. (a)	18,067	35,147
Freeport-McMoRan, Inc.	4,375	45,237
Fresnillo PLC	1,459	19,925
Glencore PLC	67,642	152,090
Hitachi Metals Ltd.	1,000	10,312
Iluka Resources Ltd.	2,008	10,068
JFE Holdings, Inc.	3,000	40,291
Kobe Steel Ltd. (a)	12,000	10,547
Mitsubishi Materials Corp.	7,000	19,749
Newcrest Mining Ltd. (b)	7,017	90,807

Company	Shares	U.S. $ Value
Newmont Mining Corp.	1,995	53,027
Nippon Steel & Sumitomo Metal Corp.	4,600	88,190
Norsk Hydro ASA	6,514	26,763
Nucor Corp.	1,210	57,233
Randgold Resources Ltd.	576	52,406
Rio Tinto Ltd.	2,645	86,125
Rio Tinto PLC	7,725	216,537
South32 Ltd. (b)	32,320	36,268
Sumitomo Metal Mining Co., Ltd.	3,000	29,682
ThyssenKrupp AG	2,036	42,170
voestalpine AG	713	23,781

		1,722,506

Paper & Forest Products - 0.0%
Mondi PLC	2,233	42,702
Oji Holdings Corp.	4,000	16,066
Stora Enso Oyj-Class R	3,342	29,860
UPM-Kymmene Oyj	3,231	58,415

		147,043

		6,813,875

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	23,726	929,347
Bezeq The Israeli Telecommunication Corp., Ltd.	7,158	16,156
BT Group PLC	49,418	312,033
CenturyLink, Inc.	2,160	69,034
Deutsche Telekom AG (REG)	19,275	345,568
Elisa Oyj (a)	866	33,628
Frontier Communications Corp. (a)	4,510	25,211
HKT Trust & HKT Ltd.-Class SS	18,882	25,996
Iliad SA	163	41,879
Inmarsat PLC	2,586	36,478
Koninklijke KPN NV	28,755	120,413
Level 3 Communications, Inc. (b)	1,097	57,976
Nippon Telegraph & Telephone Corp.	4,600	198,708
Orange SA	11,257	196,580
Proximus SADP	795	27,129
Singapore Telecommunications Ltd.	48,000	135,321
Spark New Zealand Ltd.	9,734	24,539
Swisscom AG (REG)	154	83,585
TDC A/S	3,390	16,569
Telecom Italia SpA/Milano (ordinary shares) (b)	64,157	69,150
Telecom Italia SpA/Milano (savings shares)	16,898	14,788
Telefonica Deutschland Holding AG	3,756	20,304
Telefonica SA	27,175	303,724
Telenor ASA	3,853	62,299
TeliaSonera AB	10,613	54,992
Telstra Corp., Ltd.	26,440	107,901
TPG Telecom Ltd.	2,487	21,611
Verizon Communications, Inc.	15,695	848,786
Vocus Communications Ltd. (a)	2,752	17,556

		4,217,261

Wireless Telecommunication Services - 0.3%
KDDI Corp.	10,600	282,816
Millicom International Cellular SA	641	34,966

Company	Shares	U.S. $ Value
NTT DOCOMO, Inc.	9,275	210,834
SoftBank Group Corp.	5,800	277,414
StarHub Ltd.	4,000	9,946
Tele2 AB-Class B	3,826	35,412
Vodafone Group PLC	160,882	511,227

		1,362,615

		5,579,876

Utilities - 1.0%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	1,875	124,500
AusNet Services	37,398	42,696
Cheung Kong Infrastructure Holdings Ltd.	7,000	68,500
Chubu Electric Power Co., Inc.	3,900	54,426
Chugoku Electric Power Co., Inc. (The) (a)	1,300	17,539
CLP Holdings Ltd.	12,500	113,304
Contact Energy Ltd.	4,696	16,228
Duke Energy Corp.	2,632	212,350
Edison International	1,265	90,941
EDP-Energias de Portugal SA	14,060	49,919
Electricite de France SA	2,239	25,067
Endesa SA	1,927	36,928
Enel SpA	39,961	177,156
Entergy Corp.	675	53,514
Eversource Energy	1,210	70,591
Exelon Corp.	3,297	118,230
FirstEnergy Corp.	1,585	57,013
Fortum Oyj (a)	2,697	40,788
Iberdrola SA	33,122	220,492
Kansai Electric Power Co., Inc. (The) (b)	4,300	38,046
Kyushu Electric Power Co., Inc. (a)(b)	1,900	18,055
Mighty River Power Ltd.	4,915	9,928
NextEra Energy, Inc.	1,795	212,420
Pinnacle West Capital Corp.	435	32,656
Power Assets Holdings Ltd.	8,500	87,049
PPL Corp.	2,545	96,888
Red Electrica Corp. SA	657	56,913
Shikoku Electric Power Co., Inc. (a)	2,700	36,183
Southern Co. (The)	3,510	181,572
SSE PLC	5,919	126,668
Terna Rete Elettrica Nazionale SpA	4,974	28,361
Tohoku Electric Power Co., Inc.	2,700	34,796
Tokyo Electric Power Co., Inc. (b)	8,800	48,344
Xcel Energy, Inc.	1,920	80,294

		2,678,355

Gas Utilities - 0.1%
AGL Resources, Inc.	448	29,183
APA Group	6,755	45,559
Enagas SA	1,276	38,299
Gas Natural SDG SA	2,126	42,921
Hong Kong & China Gas Co., Ltd.	35,574	66,592
Osaka Gas Co., Ltd. (a)	11,000	42,224
Snam SpA	14,719	92,112
Toho Gas Co., Ltd. (a)	6,000	42,587

Company	Shares	U.S. $ Value
Tokyo Gas Co., Ltd.	14,000	65,260

		464,737

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp./VA	2,635	31,093
Electric Power Development Co., Ltd.	500	15,598
Enel Green Power SpA	25,579	54,920
Meridian Energy Ltd.	6,766	12,240
NRG Energy, Inc.	1,240	16,132

		129,983

Multi-Utilities - 0.4%
AGL Energy Ltd.	3,037	42,759
Ameren Corp.	910	45,591
CenterPoint Energy, Inc.	1,645	34,413
Centrica PLC	30,469	99,538
CMS Energy Corp.	1,020	43,289
Consolidated Edison, Inc.	1,130	86,581
Dominion Resources, Inc./VA	2,285	171,649
DTE Energy Co.	670	60,742
E.ON SE	12,148	116,159
Engie SA	8,789	136,173
National Grid PLC	22,895	323,949
NiSource, Inc.	1,205	28,390
PG&E Corp.	1,875	111,975
Public Service Enterprise Group, Inc.	1,955	92,159
RWE AG	3,008	38,696
SCANA Corp.	545	38,232
Sempra Energy	910	94,685
Suez Environnement Co.	2,665	48,786
TECO Energy, Inc.	875	24,089
United Utilities Group PLC	4,140	54,801
Veolia Environnement SA	2,727	65,636
WEC Energy Group, Inc.	1,188	71,363

		1,829,655

Water Utilities - 0.0%
American Water Works Co., Inc.	671	46,252
Severn Trent PLC	1,575	49,063

		95,315

		5,198,045

Total Common Stocks (cost $121,885,282)		142,035,095

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 19.0%
United States - 19.0%
U.S. Treasury Bonds
2.50%, 2/15/45	$520	507,041
2.75%, 8/15/42	920	949,972
2.875%, 5/15/43-8/15/45	2,085	2,194,490
3.00%, 5/15/45	185	199,518
3.125%, 11/15/41-2/15/43	2,825	3,135,281
3.50%, 2/15/39	358	426,006

	Principal Amount (000)	U.S. $ Value
3.625%, 8/15/43	$2,245	2,726,622
3.75%, 8/15/41	220	271,201
3.875%, 8/15/40	280	350,951
4.25%, 5/15/39	240	317,616
4.375%, 11/15/39-5/15/41	1,258	1,693,901
4.50%, 8/15/39	220	301,254
4.75%, 2/15/37-2/15/41	401	568,991
5.375%, 2/15/31	650	932,014
6.00%, 2/15/26	1,242	1,718,230
6.25%, 8/15/23-5/15/30	724	1,079,854
6.875%, 8/15/25	590	851,974
7.25%, 5/15/16-8/15/22	1,868	2,150,847
7.50%, 11/15/16	92	95,971
7.625%, 2/15/25	55	81,828
8.00%, 11/15/21	123	167,381
U.S. Treasury Notes
0.50%, 7/31/17 (f)	975	972,601
0.75%, 3/31/18	2,925	2,924,772
0.875%, 1/31/17-4/30/17	1,690	1,693,801
1.00%, 9/30/16-9/30/19	4,645	4,661,567
1.25%, 11/30/18-4/30/19	5,994	6,059,005
1.375%, 6/30/18-10/31/20	11,340	11,472,501
1.50%, 5/31/19-5/31/20	4,840	4,920,663
1.625%, 6/30/20-11/15/22	4,870	4,940,945
1.75%, 5/15/23	1,740	1,763,925
2.00%, 11/15/21-8/15/25	5,830	5,986,143
2.125%, 8/15/21-5/15/25	1,265	1,308,442
2.25%, 11/30/17-11/15/24	899	926,989
2.375%, 7/31/17-8/15/24	1,271	1,325,346
2.50%, 8/15/23-5/15/24	2,242	2,387,365
2.625%, 1/31/18-11/15/20	4,500	4,761,038
2.75%, 5/31/17-11/15/23	3,570	3,741,094
3.00%, 2/28/17	889	907,995
3.125%, 5/15/21	394	429,917
3.375%, 11/15/19	1,890	2,049,174
3.50%, 5/15/20	910	996,841
3.625%, 2/15/20-2/15/21	6,204	6,851,077
3.75%, 11/15/18	6,205	6,680,799

Total Governments - Treasuries (cost $95,499,814)		98,482,943

	Shares
INVESTMENT COMPANIES - 18.5%
Funds and Investment Trusts - 18.5%
iShares Core MSCI Emerging Markets ETF (a)	425,060	17,690,997
iShares iBoxx $ High Yield Corporate Bond ETF (a)	201,966	16,498,603
iShares International Developed Real Estate ETF (a)	182,201	5,323,913
SPDR S&P 500 ETF Trust (a)	142,814	29,356,846
Vanguard Mid-Cap ETF (a)	21,111	2,559,286
Vanguard REIT ETF	249,043	20,869,803
Vanguard Small-Cap ETF (a)	35,934	4,007,360

Total Investment Companies (cost $90,405,943)		96,306,808

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 8.7%
United States - 8.7%
U.S. Treasury Inflation Index
0.125%, 4/15/19-1/15/23	$26,838	27,288,870
0.625%, 7/15/21	4,452	4,672,184
1.125%, 1/15/21	3,736	3,992,800
1.25%, 7/15/20	2,142	2,302,831
1.375%, 1/15/20	4,193	4,488,314
1.875%, 7/15/19	2,328	2,530,513

Total Inflation-Linked Securities (cost $44,334,957)		45,275,512

	Shares
SHORT-TERM INVESTMENTS - 27.0%
Investment Companies - 22.1%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.42% (g)(h) (cost $114,502,831)	114,502,831	114,502,831

	Principal Amount (000)
U.S. Treasury Bills - 4.9%
U.S. Treasury Bill Zero Coupon, 4/28/16 (cost $25,532,331)	$25,538	25,532,331

Total Short-Term Investments (cost $140,035,162)		140,035,162

Total Investments Before Security Lending Collateral for Securities Loaned - 100.6% (cost $492,161,158)		522,135,520

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 7.8%
Investment Companies - 7.8%
AB Exchange Reserves-Class I, 0.40% (g)(h) (cost $40,143,324)	40,143,324	40,143,324

Total Investments - 108.4% (cost $532,304,482) (i)		562,278,844
Other assets less liabilities - (8.4)% (j)		(43,426,316)

Net Assets - 100.0%		$518,852,528

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
DAX Index Futures	11	June 2016	$3,117,355	$3,129,224	$11,869
Euro STOXX 50 Futures	646	June 2016	21,988,902	21,545,291	(443,611)
FTSE 100 Index Futures	150	June 2016	13,056,193	13,169,687	113,494
Mini MSCI EAFE Futures	5	June 2016	405,549	406,375	826
S&P 500 E Mini Futures	79	June 2016	7,865,053	8,103,425	238,372
TOPIX Index Futures	43	June 2016	5,097,934	5,148,385	50,451
U.S. T-Note 10 Yr (CBT) Futures	133	June 2016	17,210,622	17,341,953	131,331
U.S. T-Note 5 Yr (CBT) Futures	147	June 2016	17,797,418	17,811,117	13,699
U.S. Ultra Bond (CBT) Futures	43	June 2016	7,478,707	7,418,844	(59,863)

					$56,568

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,244	SEK	10,502	6/17/16	$53,405
Barclays Bank PLC	USD	2,746	JPY	314,025	6/17/16	50,584
BNP Paribas SA	AUD	1,700	USD	1,263	6/17/16	(36,033)
BNP Paribas SA	USD	885	CHF	852	6/17/16	3,576
Citibank	EUR	800	USD	898	6/17/16	(14,163)
Citibank	USD	2,863	AUD	3,872	6/17/16	95,562
Citibank	USD	1,310	JPY	148,354	6/17/16	10,504
Credit Suisse International	USD	7,368	EUR	6,566	6/17/16	120,492
HSBC Bank USA	EUR	874	USD	963	6/17/16	(34,652)
JPMorgan Chase Bank	GBP	1,689	USD	2,377	6/17/16	(49,728)
JPMorgan Chase Bank	USD	3,239	CHF	3,180	6/17/16	79,127
JPMorgan Chase Bank	USD	2,998	EUR	2,759	6/17/16	148,115
JPMorgan Chase Bank	USD	2,683	GBP	1,867	6/17/16	(1,314)
Morgan Stanley Capital Services, Inc.	USD	506	AUD	700	6/17/16	28,552
Royal Bank of Scotland PLC	EUR	960	USD	1,068	6/17/16	(26,853)
Royal Bank of Scotland PLC	USD	905	CAD	1,206	6/17/16	23,091
Royal Bank of Scotland PLC	USD	7,199	EUR	6,394	6/17/16	93,419
Societe Generale	USD	4,856	GBP	3,368	6/17/16	(17,324)
Standard Chartered Bank	AUD	1,116	USD	852	6/17/16	(300)
State Street Bank & Trust Co.	CAD	591	USD	441	6/17/16	(13,719)
State Street Bank & Trust Co.	USD	1,497	JPY	166,669	6/17/16	(12,816)
UBS AG	EUR	2,072	USD	2,318	6/17/16	(44,015)
UBS AG	GBP	1,480	USD	2,094	6/17/16	(32,073)
UBS AG	USD	2,412	EUR	2,115	6/17/16	(618)
UBS AG	USD	3,165	GBP	2,195	6/17/16	(12,600)
UBS AG	USD	1,546	JPY	175,539	6/17/16	16,588

						$426,807

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
Standard and Poor’s Midcap 400 Index	5,069	LIBOR Minus 0.23%	$9,433	2/15/17	$1,102,966
Goldman Sachs International
MSCI Emerging Markets Index	44,715	LIBOR Minus 0.25%	13,644	10/17/16	2,494,281
Russell 2000 Total Return Index	627	LIBOR Minus 0.57%	3,022	4/15/16	330,831
Russell 2000 Total Return Index	30	LIBOR Minus 0.49%	145	4/15/16	15,806
Russell 2000 Total Return Index	441	LIBOR Minus 0.71%	2,256	3/15/17	102,916
UBS AG
Russell 2000 Total Return Index	599	LIBOR Minus 0.70%	2,887	10/17/16	316,797

					$4,363,597

^	Less than $0.50.

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate market value of these securities amounted to $120,164 or 0.0% of net assets.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,210,131 and gross unrealized depreciation of investments was $(10,235,769), resulting in net unrealized appreciation of $29,974,362.
(j)	An amount of U.S. $4,389,951 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2016.

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
ASX	-	Australian Stock Exchange
CBT	-	Chicago Board of Trade
DAX	-	Deutscher Aktien Index (German Stock Index)
EAFE	-	Europe, Australia, and Far East

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TOPIX	-	Tokyo Price Index

AB Variable Products Series Fund

Dynamic Asset Allocation Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Financials	$10,988,362		$16,894,799		$22,969		$27,906,130
Consumer Discretionary	9,147,495		9,505,632		– 0	–	18,653,127
Information Technology	14,773,589		3,692,949		– 0	–	18,466,538
Health Care	10,009,400		8,214,808		– 0	–	18,224,208
Industrials	7,222,072		9,621,715		– 0	–	16,843,787
Consumer Staples	7,274,024		9,103,568		– 0	–	16,377,592
Energy	4,644,459		3,327,458		– 0	–	7,971,917
Materials	1,993,971		4,819,904		– 0	–	6,813,875
Telecommunication Services	1,956,350		3,623,526		– 0	–	5,579,876
Utilities	2,356,787		2,841,258		– 0	–	5,198,045
Governments - Treasuries	– 0	–	98,482,943		– 0	–	98,482,943
Investment Companies	96,306,808		– 0	–	– 0	–	96,306,808
Inflation-Linked Securities	– 0	–	45,275,512		– 0	–	45,275,512
Short-Term Investments:
Investment Companies	114,502,831		– 0	–	– 0	–	114,502,831
U.S. Treasury Bills	– 0	–	25,532,331		– 0	–	25,532,331
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	40,143,324		– 0	–	– 0	–	40,143,324

Total Investments in Securities	321,319,472		240,936,403		22,969		562,278,844

Other Financial Instruments(a):
Assets:
Futures	560,042		– 0	–	– 0	–	560,042
Forward Currency Exchange Contracts	– 0	–	723,015		– 0	–	723,015
Total Return Swaps	– 0	–	4,363,597		– 0	–	4,363,597
Liabilities:
Futures	(503,474)		– 0	–	– 0	–	(503,474)
Forward Currency Exchange Contracts	– 0	–	(296,208)		– 0	–	(296,208)

Total(b)	$321,376,040		$245,726,807		$22,969		$567,125,816

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Rights			Total
Balance as of 12/31/15	– 0	–(a)		– 0	–(a)	– 0	–(a)
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(7,679)			– 0	–(a)	(7,679)
Purchases	– 0	–		– 0	–	– 0	–
Sales	– 0	–		– 0	–	– 0	–
Transfers in to Level 3	30,648			– 0	–	30,648
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 3/31/16	$22,969		$	– 0	–	$22,969	(b)

Net change in unrealized appreciation/depreciation from investments held as of 3/31/16	$(7,679)		$	– 0	–	$(7,679)

(a)	Less than $0.50.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

											Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value 03/31/16 (000)	Income (000)		Realized Gains (000)
AB Fixed Income Shares, Inc. - Government STIF Portfolio	$151,611	$45,967	$83,075	$	– 0	–	$	– 0	–	$114,503	$120		$	– 0	–
AB Exchange Reserves - Class I	22,314	291,603	273,774		– 0	–		– 0	–	40,143	– 0	–		– 0	–

AB Variable Products Series Fund

Global Bond Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 49.9%
Funds and Investment Trusts - 49.9%
AB Global Bond Fund, Inc. - Class Z (a) (cost $5,191,595)		614,234	$5,128,853

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 34.9%
Australia – 2.9%
Australia Government Bond
Series 124
5.75%, 5/15/21 (b)	AUD	195	175,831
Series 142
4.25%, 4/21/26 (b)		110	97,448
Series 144
3.75%, 4/21/37 (b)		29	24,470

			297,749

Belgium - 0.5%
Belgium Government Bond
Series 71
3.75%, 6/22/45 (b)	EUR	27	48,122

Canada – 2.7%
Canadian Government Bond
1.25%, 8/01/17	CAD	360	279,778

France – 1.4%
France Government Bond OAT
0.50%, 5/25/25 (b)	EUR	10	11,552
2.50%, 5/25/30 (b)		12	16,676
3.50%, 4/25/20 (b)		86	112,877

			141,105

Germany – 1.8%
Bundesrepublik Deutschland
0.50%, 2/15/25 (b)		95	112,061
2.25%, 9/04/21 (b)		26	33,758
Series 00
6.25%, 1/04/30 (b)		3	6,112
Series 03
4.75%, 7/04/34 (b)		15	29,295

			181,226

Ireland – 0.8%
Ireland Government Bond
3.40%, 3/18/24 (b)		19	26,440
5.40%, 3/13/25		36	57,672

			84,112

Italy – 5.8%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		75	89,199

Company	Principal Amount (000)		U.S. $ Value
3.25%, 9/01/46 (b)	EUR	20	$27,151
3.75%, 5/01/21		262	348,462
5.50%, 11/01/22		65	96,722
6.00%, 5/01/31		21	37,280

			598,814

Portugal - 0.8%
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/25 (b)		35	40,602
4.80%, 6/15/20 (b)		30	38,636

			79,238

South Africa - 0.2%
South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	248	18,353

Spain - 0.8%
Spain Government Bond
1.95%, 7/30/30 (b)	EUR	13	14,902
2.15%, 10/31/25 (b)		20	24,328
4.20%, 1/31/37 (b)		21	31,143
5.15%, 10/31/44 (b)		7	12,084

			82,457

United Kingdom - 5.3%
United Kingdom Gilt
1.75%, 7/22/19-9/07/22 (b)	GBP	135	201,803
2.00%, 9/07/25 (b)		45	67,998
2.25%, 9/07/23 (b)		78	120,502
3.25%, 1/22/44 (b)		65	111,774
5.00%, 3/07/25 (b)		25	47,085

			549,162

United States - 11.9%
U.S. Treasury Bonds
2.875%, 5/15/43	U.S.$	54	56,900
3.00%, 11/15/44-11/15/45		85	91,747
3.625%, 8/15/43		90	109,308
6.25%, 5/15/30		90	137,289
U.S. Treasury Notes
0.875%, 4/30/17		325	325,774
1.375%, 4/30/20		50	50,518
2.00%, 2/15/25-8/15/25		223	227,711
2.125%, 6/30/21		5	5,211
2.25%, 11/15/25		20	20,815
2.50%, 5/15/24		42	44,664
2.625%, 8/15/20		148	157,273

			1,227,210

Total Governments - Treasuries (cost $3,498,089)			3,587,326

Company	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 3.3%
Industrial - 2.6%
Basic - 0.2%
Glencore Funding LLC
4.00%, 4/16/25 (b)	U.S.$	5	$3,922
Mosaic Co. (The)
5.625%, 11/15/43		5	5,222
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25		10	9,745

			18,889

Capital Goods - 0.1%
General Electric Co.
Series D
5.00%, 1/21/21 (c)		5	5,150

Communications - Media - 0.4%
CCO Safari II LLC
3.579%, 7/23/20 (b)		5	5,109
4.908%, 7/23/25 (b)		5	5,274
Cox Communications, Inc.
2.95%, 6/30/23 (b)		8	7,426
McGraw Hill Financial, Inc.
4.40%, 2/15/26		15	16,394
Time Warner, Inc.
3.60%, 7/15/25		5	5,132

			39,335

Communications - Telecommunications - 0.1%
Deutsche Telekom International Finance BV
Series E
4.25%, 7/13/22 (b)	EUR	5	6,945

Consumer Cyclical - Automotive - 0.1%
General Motors Financial Co., Inc.
3.25%, 5/15/18	U.S.$	12	12,200

Consumer Non-Cyclical - 0.7%
AbbVie, Inc.
2.50%, 5/14/20		4	4,072
3.60%, 5/14/25		10	10,497
Baxalta, Inc.
5.25%, 6/23/45 (b)		5	5,314
Biogen, Inc.
2.90%, 9/15/20		4	4,117
Gilead Sciences, Inc.
3.65%, 3/01/26		6	6,376
Kraft Heinz Foods Co.
2.80%, 7/02/20 (b)		7	7,190
3.50%, 7/15/22 (b)		7	7,346
Newell Rubbermaid, Inc.
3.15%, 4/01/21		9	9,245
3.85%, 4/01/23		6	6,223
Reynolds American, Inc.
4.45%, 6/12/25		10	11,002
5.85%, 8/15/45		3	3,664

			75,046

Company	Principal Amount (000)		U.S. $ Value
Energy - 0.8%
ConocoPhillips
5.75%, 2/01/19	U.S.$	12	$13,019
Devon Energy Corp.
5.00%, 6/15/45		7	5,225
Energy Transfer Partners LP
4.65%, 6/01/21		5	4,804
EnLink Midstream Partners LP
4.15%, 6/01/25		13	10,087
Enterprise Products Operating LLC
3.70%, 2/15/26		10	9,808
Halliburton Co.
3.375%, 11/15/22		6	6,106
5.00%, 11/15/45		6	5,864
Husky Energy, Inc.
7.25%, 12/15/19		6	6,632
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		12	10,348
Schlumberger Holdings Corp.
2.35%, 12/21/18 (b)		12	12,079

			83,972

Services - 0.0%
eBay, Inc.
3.80%, 3/09/22		4	4,118

Technology - 0.2%
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (b)		10	10,292
HP, Inc.
4.65%, 12/09/21		10	10,583

			20,875

			266,530

Financial Institutions - 0.5%
Banking - 0.4%
Bank of America Corp.
3.875%, 8/01/25		20	20,729
Goldman Sachs Group, Inc. (The)
3.85%, 7/08/24		10	10,333
5.15%, 5/22/45		3	3,045
Morgan Stanley
Series G
4.00%, 7/23/25		11	11,502

			45,609

Insurance - 0.1%
MetLife, Inc.
Series C
5.25%, 6/15/20 (c)		5	4,778

			50,387

Company	Principal Amount (000)		U.S. $ Value
Utility - 0.2%
Electric - 0.2%
Entergy Corp.
4.00%, 7/15/22	U.S.$	8	$8,484
Exelon Corp.
3.95%, 6/15/25 (b)		12	12,437

			20,921

Total Corporates - Investment Grade (cost $334,847)			337,838

INFLATION-LINKED SECURITIES - 2.4%
United States - 2.4%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS) (cost $250,972)		247	252,014

GOVERNMENTS - SOVEREIGN AGENCIES - 1.3%
Governments - Sovereign Agencies - 1.3%
Canada Housing Trust No. 1
3.80%, 6/15/21 (b)	CAD	95	82,788
1.70%, 12/15/17 (b)		60	46,963

Total Governments - Sovereign Agencies (cost $133,519)			129,751

MORTGAGE PASS-THROUGHS - 0.8%
Agency Fixed Rate 30-Year - 0.7%
Federal National Mortgage Association
4.00%, 12/01/44	U.S.$	23	24,728
Government National Mortgage Association
3.50%, 4/01/46, TBA		48	50,216

			74,944

Other Agency Fixed Rate Programs - 0.1%
Canadian Mortgage Pools
6.125%, 12/01/24	CAD	13	12,589

Total Mortgage Pass-Throughs (cost $86,502)			87,533

EMERGING MARKETS - TREASURIES - 0.7%
Brazil - 0.7%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50-5/15/55	BRL	37	27,297
Series F
10.00%, 1/01/27		186	41,447

Total Emerging Markets - Treasuries (cost $71,597)			68,744

Company	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Risk Share Floating Rate - 0.5%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C03, Class 1M1
1.933% (LIBOR 1 Month + 1.50%), 7/25/25 (d)	U.S.$	12	$12,398
Series 2016-C01, Class 1M2
7.183% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		13	13,348
Series 2016-C01, Class 2M2
7.383% (LIBOR 1 Month + 6.95%), 8/25/28 (d)		13	13,319
Series 2016-C02, Class 1M2
6.435% (LIBOR 1 Month + 6.00%), 9/25/28 (d)		15	15,305

Total Collateralized Mortgage Obligations (cost $52,408)			54,370

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
Non-Agency Fixed Rate CMBS - 0.4%
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.669%, 11/15/48		10	8,539
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		30	29,396

Total Commercial Mortgage-Backed Securities (cost $40,365)			37,935

CORPORATES - NON-INVESTMENT GRADE - 0.2%
Industrial - 0.2%
Basic - 0.0%
Freeport-McMoRan, Inc.
2.30%, 11/14/17		5	4,612

Capital Goods - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		5	5,131

Communications - Telecommunications - 0.0%
T-Mobile USA, Inc.
6.50%, 1/15/26		2	2,078

Consumer Cyclical - Retailers - 0.0%
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25		4	4,260

Energy - 0.1%
Cenovus Energy, Inc.
5.70%, 10/15/19		6	6,021

Total Corporates - Non-Investment Grade (cost $20,702)			22,102

Company	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Canada - 0.2%
Province of Ontario Canada
2.40%, 6/02/26	CAD	15	$11,652
2.60%, 6/02/25		10	7,967

Total Local Governments - Provincial Bonds (cost $18,782)			19,619

	Shares
SHORT-TERM INVESTMENTS - 7.3%
Investment Companies - 7.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.42% (a)(e) (cost $752,741)		752,741	752,741

Total Investments - 101.9% (cost $10,452,119) (f)			10,478,826
Other assets less liabilities - (1.9)% (g)			(196,492)

Net Assets – 100.0%			$10,282,334

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	6	June 2016	$805,835	$807,624	$1,789
Long Gilt Futures	1	June 2016	173,716	174,102	386

					$2,175

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	BRL	161	USD	44	5/03/16	$(640)
BNP Paribas SA	GBP	389	USD	553	5/12/16	(5,410)
BNP Paribas SA	AUD	387	USD	287	6/10/16	(9,129)
BNP Paribas SA	USD	1	ARS	17	7/01/16	(15)
BNP Paribas SA	USD	3	ARS	52	12/12/16	107
Standard Chartered Bank	BRL	50	USD	14	4/04/16	(63)
Standard Chartered Bank	USD	14	BRL	50	4/04/16	(144)
Standard Chartered Bank	USD	14	BRL	50	5/03/16	44
State Street Bank & Trust Co.	BRL	86	USD	22	4/04/16	(2,402)
State Street Bank & Trust Co.	USD	35	BRL	137	4/04/16	3,237
State Street Bank & Trust Co.	NOK	442	SEK	440	4/06/16	788

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	51	NOK	442	4/06/16	$2,052
State Street Bank & Trust Co.	USD	37	RUB	2,781	4/07/16	4,333
State Street Bank & Trust Co.	CAD	813	USD	596	4/08/16	(30,211)
State Street Bank & Trust Co.	SGD	107	USD	76	4/08/16	(3,575)
State Street Bank & Trust Co.	USD	26	MXN	468	4/14/16	1,476
State Street Bank & Trust Co.	ZAR	273	USD	17	5/11/16	(1,178)
State Street Bank & Trust Co.	GBP	25	USD	36	5/12/16	(100)
State Street Bank & Trust Co.	EUR	35	USD	39	5/13/16	26
State Street Bank & Trust Co.	EUR	1,113	USD	1,214	5/13/16	(54,280)
State Street Bank & Trust Co.	SEK	426	EUR	46	5/13/16	(162)
State Street Bank & Trust Co.	JPY	8,982	USD	81	5/20/16	864
State Street Bank & Trust Co.	TWD	1,815	USD	56	5/20/16	(929)
State Street Bank & Trust Co.	USD	50	JPY	5,637	5/20/16	335
State Street Bank & Trust Co.	USD	38	TRY	112	5/25/16	634
State Street Bank & Trust Co.	AUD	71	USD	53	6/10/16	(1,125)
State Street Bank & Trust Co.	TWD	3,283	USD	99	6/21/16	(2,738)

						$(98,205)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	(1.00)%	0.87%	$1,100	$(6,323)	$(66)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.87	1,100	6,323	(9,803)
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.29	220	6,625	11,038
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.79	1,100	12,089	(416)

				$18,714	$753

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
CDX-EM Series 23, 5 Year Index 6/20/20*	1.00%	2.87%	$147	$(10,558)	$(10,639)	$81
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	7.22	6	(665)	(102)	(563)
CDX-CMBX.NA.BBB- Series 7, 1/17/47*	3.00	4.45	100	(9,006)	(618)	(8,388)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	7.22	6	(664)	(105)	(559)
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	7.22	12	(1,330)	(198)	(1,132)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	7.22	11	(1,218)	(205)	(1,013)

				$(23,441)	$(11,867)	$(11,574)

*	Termination date

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate market value of these securities amounted to $1,645,735 or 16.0% of net assets.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest rate was in effect at March 31, 2016.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $140,212 and gross unrealized depreciation of investments was $(113,505), resulting in net unrealized appreciation of $26,707.
(g)	An amount of U.S. $8,605 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2016.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro

GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN*

March 31, 2016 (unaudited)

67.7%	United States
5.7%	Italy
5.3%	United Kingdom
4.3%	Canada
2.8%	Australia
1.8%	Germany
1.3%	France
0.8%	Ireland
0.8%	Spain
0.8%	Portugal
0.7%	Brazil
0.5%	Belgium
0.2%	South Africa
0.1%	Other
7.2%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.1% or less in the following countries: New Zealand and Switzerland.

AB Variable Products Series Fund

Global Bond Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$5,128,853		$	– 0	–	$	– 0	–	$5,128,853
Governments - Treasuries	– 0	–		3,587,326			– 0	–	3,587,326
Corporates - Investment Grade	– 0	–		337,838			– 0	–	337,838
Inflation-Linked Securities	– 0	–		252,014			– 0	–	252,014
Governments - Sovereign Agencies	– 0	–		129,751			– 0	–	129,751
Mortgage Pass-Throughs	– 0	–		87,533			– 0	–	87,533
Emerging Markets - Treasuries	– 0	–		68,744			– 0	–	68,744

Investments in Securities:	Level 1			Level 2			Level 3		Total
Collateralized Mortgage Obligations	$	– 0	–	$	– 0	–	$54,370		$54,370
Commercial Mortgage-Backed Securities		– 0	–		– 0	–	37,935		37,935
Corporates - Non-Investment Grade		– 0	–		22,102		– 0	–	22,102
Local Governments - Provincial Bonds		– 0	–		19,619		– 0	–	19,619
Short-Term Investments		752,741			– 0	–	– 0	–	752,741

Total Investments in Securities		5,881,594			4,504,927		92,305		10,478,826

Other Financial Instruments (a):
Assets:
Futures		2,175			– 0	–	– 0	–	2,175
Forward Currency Exchange Contracts		– 0	–		13,896		– 0	–	13,896
Centrally Cleared Credit Default Swaps		– 0	–		11,038		– 0	–	11,038
Credit Default Swaps		– 0	–		81		– 0	–	81
Liabilities:
Forward Currency Exchange Contracts		– 0	–		(112,101)		– 0	–	(112,101)
Centrally Cleared Credit Default Swaps		– 0	–		(10,285)		– 0	–	(10,285)
Credit Default Swaps		– 0	–		(11,655)		– 0	–	(11,655)

Total (b)		$5,883,769			$4,395,901		$92,305		$10,371,975

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations			Commercial Mortgage-Backed Securities		Total
Balance as of 12/31/15	$	– 0	–	$38,998		$38,998
Accrued discounts/(premiums)		– 0	–	(6)		(6)
Realized gain (loss)		– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation		1,961		(1,057)		904
Purchases		52,559		– 0	–	52,559
Sales/Paydowns		(150)		– 0	–	(150)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 3/31/16		$54,370		$37,935		$92,305

Net change in unrealized appreciation/depreciation from investments held as of 3/31/16		$1,961		$(1,057)		$904

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 03/31/16 (000)	Income (000)	Realized Gains (000)
AB Fixed Income Shares, Inc. - Government STIF Portfolio	$909	$445	$601	$0	$0	$753	$1	$0
AB Global Bond Fund, Inc.	4,977	30	0	0	122	5,129	30	0

AB Variable Products Series Fund

Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 43.3%
Funds and Investment Trusts - 43.3%
iShares Core S&P 500 ETF	23,730	$4,903,805
iShares Core MSCI Emerging Markets ETF	79,210	3,296,720
iShares MSCI EAFE ETF	90,720	5,182,834
SPDR S&P 500 ETF Trust	20,500	4,213,980
Vanguard S&P 500 ETF	26,920	5,076,035
iShares Russell 2000 ETF	21,920	2,424,790

Total Investment Companies (cost $24,709,371)		25,098,164

	Contracts
OPTIONS PURCHASED - PUTS – 0.1%
Options on Equity Indices - 0.1%
Euro STOXX 50 Index Expiration: Apr 2016, Exercise Price: EUR 2,975.00 (a)(b)	89	37,927
FTSE 100 Index Expiration: Apr 2016, Exercise Price: GBP 6,100.00 (a)(b)	10	6,643
Nikkei 225 Index Expiration: Apr 2016, Exercise Price: JPY 16,500.00 (a)(c)	12	11,728

		56,298

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust Expiration: Apr 2016, Exercise Price: $ 200.00 (a)(d)	322	16,100

Total Options Purchased - Puts (cost $125,275)		72,398

	Shares
SHORT-TERM INVESTMENTS - 55.3%
Investment Companies - 46.5%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.42% (e)(f) (cost $26,980,604)	26,980,604	26,980,604

	Principal Amount (000)
U.S. Treasury Bills - 8.8%
U.S. Treasury Bill
Zero Coupon, 4/21/16-5/26/16	$4,134	4,132,903
Zero Coupon, 7/07/16	950	949,411

Total U.S. Treasury Bills (cost $5,082,314)		5,082,314

U.S. $ Value
Total Investments – 98.7% (cost $56,897,564) (g)	$57,233,480
Other assets less liabilities - 1.3% (h)	765,069

Net Assets - 100.0%	$57,998,549

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	48	June 2016	$4,759,110	$4,818,372	$59,262
Euro STOXX 50 Futures	73	June 2016	2,485,279	2,434,685	(50,594)
FTSE 100 Index Futures	9	June 2016	782,925	790,181	7,256
Long Gilt Futures	30	June 2016	5,172,692	5,223,064	50,372
Mini MSCI EAFE Futures	50	June 2016	4,051,718	4,063,750	12,032
S&P 500 E Mini Futures	16	June 2016	1,577,223	1,641,200	63,977
S&P TSX 60 Index Futures	12	June 2016	1,431,781	1,454,321	22,540
TOPIX Index Futures	20	June 2016	2,380,332	2,394,598	14,266
U.S. T-Note 5 Yr (CBT) Futures	22	June 2016	2,661,689	2,665,609	3,920
U.S. T-Note 10 Yr (CBT) Futures	60	June 2016	7,798,051	7,823,438	25,387
U.S. Ultra Bond (CBT) Futures	12	June 2016	2,087,193	2,070,375	(16,818)
Sold Contracts
Nikkei 225 (CME) Futures	5	June 2016	420,759	420,500	259

					$191,859

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	20,311	USD	179	6/17/16	$(1,488)
BNP Paribas SA	CNY	1,673	USD	254	6/17/16	(3,530)
BNP Paribas SA	INR	5,875	USD	86	6/17/16	(1,709)
BNP Paribas SA	KRW	199,343	USD	164	6/17/16	(9,277)
BNP Paribas SA	TWD	4,498	USD	137	6/17/16	(3,047)
Royal Bank of Scotland PLC	AUD	933	USD	692	6/17/16	(21,164)
Royal Bank of Scotland PLC	CNY	1,554	USD	239	6/17/16	(58)
Royal Bank of Scotland PLC	INR	4,925	USD	74	6/17/16	(23)
Royal Bank of Scotland PLC	KRW	176,657	USD	154	6/17/16	58
Standard Chartered Bank	GBP	1,148	USD	1,631	6/17/16	(17,956)
Standard Chartered Bank	TWD	3,867	USD	120	6/17/16	(95)
State Street Bank & Trust Co.	AUD	82	USD	62	6/17/16	(217)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	BRL	792	USD	212	6/17/16	$(3,433)
State Street Bank & Trust Co.	CAD	107	USD	78	6/17/16	(4,545)
State Street Bank & Trust Co.	CHF	795	USD	806	6/17/16	(23,817)
State Street Bank & Trust Co.	CNY	1,830	USD	279	6/17/16	(3,056)
State Street Bank & Trust Co.	DKK	1,178	USD	175	6/17/16	(5,411)
State Street Bank & Trust Co.	EUR	90	USD	103	6/17/16	35
State Street Bank & Trust Co.	EUR	3,005	USD	3,327	6/17/16	(100,619)
State Street Bank & Trust Co.	GBP	48	USD	69	6/17/16	19
State Street Bank & Trust Co.	GBP	171	USD	244	6/17/16	(1,397)
State Street Bank & Trust Co.	IDR	825,721	USD	61	6/17/16	(1,223)
State Street Bank & Trust Co.	ILS	235	USD	60	6/17/16	(2,386)
State Street Bank & Trust Co.	INR	6,730	USD	99	6/17/16	(1,055)
State Street Bank & Trust Co.	JPY	199,440	USD	1,778	6/17/16	1,870
State Street Bank & Trust Co.	JPY	49,941	USD	441	6/17/16	(3,761)
State Street Bank & Trust Co.	KRW	209,581	USD	179	6/17/16	(3,398)
State Street Bank & Trust Co.	MXN	1,769	USD	101	6/17/16	(1,025)
State Street Bank & Trust Co.	MYR	316	USD	79	6/17/16	(2,895)
State Street Bank & Trust Co.	NOK	531	USD	62	6/17/16	(2,168)
State Street Bank & Trust Co.	NZD	134	USD	90	6/17/16	(2,287)
State Street Bank & Trust Co.	RUB	5,764	USD	82	6/17/16	(1,860)
State Street Bank & Trust Co.	SEK	2,210	USD	262	6/17/16	(11,283)
State Street Bank & Trust Co.	SGD	175	USD	126	6/17/16	(3,684)
State Street Bank & Trust Co.	THB	2,617	USD	74	6/17/16	224
State Street Bank & Trust Co.	TWD	4,585	USD	141	6/17/16	(1,777)
State Street Bank & Trust Co.	USD	73	EUR	65	6/17/16	1,162
State Street Bank & Trust Co.	USD	136	JPY	15,369	6/17/16	598
State Street Bank & Trust Co.	ZAR	926	USD	62	6/17/16	99
State Street Bank & Trust Co.	ZAR	2,307	USD	147	6/17/16	(6,645)
UBS AG	HKD	2,363	USD	304	6/17/16	(376)

						$(242,600)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
Euro STOXX 50 Index (b)	106	EUR	3,250.00	April 2016	$3,670	$(784)

Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
Nikkei 225 Index (c)	18	JPY	18,375.00	April 2016	$10,224	$(240)

					$13,894	$(1,024)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
Euro STOXX 50 Index (b)	89	EUR	2,825.00	April 2016	$14,418	$(9,115)
FTSE 100 Index (b)	10	GBP	5,700.00	April 2016	1,359	(934)
Nikkei 225 Index (c)	12	JPY	15,625.00	April 2016	10,480	(1,919)
SPDR S&P 500 ETF Trust (d)	322		$192.00	April 2016	14,155	(3,542)

					$40,412	$(15,510)

(a)	Non-income producing security.
(b)	One contract relates to 10 shares.
(c)	One contract relates to 1000 shares.
(d)	One contract relates to 100 shares.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $835,622 and gross unrealized depreciation of investments was $(499,706), resulting in net unrealized appreciation of $335,916.
(h)	An amount of U.S. $1,160,105 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
SPDR	-	Standard & Poor’s Depository Receipt
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

COUNTRY BREAKDOWN*

March 31, 2016 (unaudited)

43.9%	United States
0.1%	Switzerland
56.0%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund

Global Risk Allocation-Moderate Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.
Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$25,098,164		$	– 0	–	$	– 0	–	$25,098,164
Options Purchased - Puts	– 0	–		72,398			– 0	–	72,398
Short-Term Investments:
Investment Companies	26,980,604			– 0	–		– 0	–	26,980,604
U.S. Treasury Bills	– 0	–		5,082,314			– 0	–	5,082,314

Total Investments in Securities	52,078,768			5,154,712			– 0	–	57,233,480
Other Financial Instruments (a):
Assets:
Futures	259,271			– 0	–		– 0	–	259,271
Forward Currency Exchange Contracts	– 0	–		4,065			– 0	–	4,065
Liabilities:
Futures	(67,412)			– 0	–		– 0	–	(67,412)
Forward Currency Exchange Contracts	– 0	–		(246,665)			– 0	–	(246,665)
Call Options Written	– 0	–		(1,024)			– 0	–	(1,024)
Put Options Written	– 0	–		(15,510)			– 0	–	(15,510)

Total(b)	$52,270,627			$4,895,578		$	– 0	–	$57,166,205

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 03/31/16 (000)	Income (000)	Realized Gains (000)
AB Fixed Income Shares, Inc.	$25,515	$9,636	$8,170	$0	$0	$26,981	$25	$0

AB Variable Products Series Fund

Global Thematic Growth Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Information Technology - 24.7%
Communications Equipment - 1.3%
Palo Alto Networks, Inc. (a)	9,300	$1,517,202

Internet Software & Services - 7.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	26,270	2,076,118
Alphabet, Inc.-Class C (a)	3,297	2,456,100
Facebook, Inc.-Class A (a)	20,200	2,304,820
Tencent Holdings Ltd.	104,900	2,145,967

		8,983,005

IT Services - 1.8%
Visa, Inc.-Class A	27,270	2,085,610

Semiconductors & Semiconductor Equipment - 7.0%
ams AG	27,900	956,113
Broadcom Ltd.	15,500	2,394,750
NVIDIA Corp.	56,258	2,004,473
NXP Semiconductors NV (a)	20,009	1,622,130
Skyworks Solutions, Inc.	15,730	1,225,367

		8,202,833

Software - 4.9%
Fortinet, Inc. (a)	42,793	1,310,750
Imperva, Inc. (a)	24,805	1,252,652
Mobileye NV (a)(b)	44,010	1,641,133
salesforce.com, Inc. (a)	21,282	1,571,250

		5,775,785

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	17,585	1,916,589
Thin Film Electronics ASA (a)(b)	1,183,690	484,694

		2,401,283

		28,965,718

Financials - 18.0%
Banks - 1.4%
Wells Fargo & Co.	33,140	1,602,650

Capital Markets - 8.0%
Affiliated Managers Group, Inc. (a)	6,980	1,133,552
Azimut Holding SpA	67,450	1,551,156
Charles Schwab Corp. (The)	59,710	1,673,074
Flow Traders (c)	21,445	994,100
Partners Group Holding AG	4,520	1,815,903
UBS Group AG (a)(b)	70,620	1,131,332
WisdomTree Investments, Inc. (b)	97,506	1,114,494

		9,413,611

Consumer Finance - 1.8%
Gentera SAB de CV	521,080	1,028,458

Company	Shares	U.S. $ Value
SKS Microfinance Ltd. (a)	134,370	1,112,250

		2,140,708

Diversified Financial Services - 2.2%
Intercontinental Exchange, Inc.	6,260	1,471,977
London Stock Exchange Group PLC	28,020	1,131,874

		2,603,851

Insurance - 3.0%
AIA Group Ltd.	396,000	2,250,872
St James’s Place PLC	96,790	1,272,626

		3,523,498

Thrifts & Mortgage Finance - 1.6%
Housing Development Finance Corp., Ltd.	109,380	1,827,546

		21,111,864

Health Care - 17.8%
Biotechnology - 2.5%
Cepheid (a)	37,377	1,246,897
Genus PLC	26,820	587,921
Regeneron Pharmaceuticals, Inc. (a)	3,080	1,110,155

		2,944,973

Health Care Equipment & Supplies - 5.9%
Abbott Laboratories	44,500	1,861,435
Align Technology, Inc. (a)	21,480	1,561,381
Cerus Corp. (a)(b)	204,350	1,211,796
Essilor International SA	18,607	2,292,674

		6,927,286

Health Care Providers & Services - 3.1%
HealthEquity, Inc. (a)	48,622	1,199,505
UnitedHealth Group, Inc.	19,060	2,456,834

		3,656,339

Life Sciences Tools & Services - 2.5%
Illumina, Inc. (a)	8,351	1,353,780
Quintiles Transnational Holdings, Inc. (a)	23,068	1,501,727

		2,855,507

Pharmaceuticals - 3.8%
Perrigo Co. PLC	7,350	940,286
Roche Holding AG	8,600	2,111,646
Sun Pharmaceutical Industries Ltd.	113,830	1,419,504

		4,471,436

		20,855,541

Consumer Discretionary - 13.6%
Auto Components - 2.0%
Delphi Automotive PLC	31,420	2,357,128

Company	Shares	U.S. $ Value
Diversified Consumer Services - 1.2%
TAL Education Group (ADR) (a)	27,320	1,357,258

Hotels, Restaurants & Leisure - 1.6%
Starbucks Corp.	30,470	1,819,059

Household Durables - 0.6%
Panasonic Corp.	71,700	649,370

Internet & Catalog Retail - 3.5%
Amazon.com, Inc. (a)	1,853	1,100,015
Ctrip.com International Ltd. (ADR) (a)	39,900	1,765,974
Netflix, Inc. (a)	12,650	1,293,209

		4,159,198

Multiline Retail - 1.0%
Matahari Department Store Tbk PT	823,500	1,139,530

Specialty Retail - 0.9%
Fast Retailing Co., Ltd.	3,400	1,086,382

Textiles, Apparel & Luxury Goods - 2.8%
Cie Financiere Richemont SA	20,670	1,365,263
NIKE, Inc.-Class B	32,060	1,970,728

		3,335,991

		15,903,916

Consumer Staples - 11.7%
Beverages - 1.9%
Anheuser-Busch InBev SA/NV	18,140	2,253,654

Food & Staples Retailing - 1.2%
CVS Health Corp.	13,620	1,412,803

Food Products - 5.3%
Danone SA	18,650	1,323,259
Mead Johnson Nutrition Co.-Class A	13,690	1,163,239
Nestle SA (REG)	28,560	2,131,168
Universal Robina Corp.	324,451	1,527,668

		6,145,334

Household Products - 3.3%
Reckitt Benckiser Group PLC	22,230	2,144,230
Unicharm Corp.	79,000	1,719,460

		3,863,690

		13,675,481

Industrials - 8.2%
Aerospace & Defense - 1.3%
Hexcel Corp.	35,099	1,534,177

Building Products - 1.0%
Kingspan Group PLC	43,175	1,147,158

Commercial Services & Supplies - 1.5%
China Everbright International Ltd.	571,000	639,862
Stericycle, Inc. (a)	9,290	1,172,305

		1,812,167

Company	Shares		U.S. $ Value
Electrical Equipment - 1.5%
Vestas Wind Systems A/S		25,020	1,762,902

Industrial Conglomerates - 1.6%
Danaher Corp.		19,720	1,870,639

Machinery - 1.3%
Xylem, Inc./NY		35,810	1,464,629

			9,591,672

Materials - 2.7%
Chemicals - 2.7%
Ecolab, Inc.		17,090	1,905,877
LG Chem Ltd.		4,600	1,320,158

			3,226,035

Utilities - 1.8%
Water Utilities - 1.8%
American Water Works Co., Inc.		16,529	1,139,345
Beijing Enterprises Water Group Ltd. (b)		1,562,000	980,032

			2,119,377

Total Common Stocks (cost $99,617,626)			115,449,604

WARRANTS - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Thin Film Electronics ASA, , expiring 7/14/18 (a)(d)(e) (cost $0)		591,845	0	^

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.5%
Time Deposit - 1.5%
State Street Time Deposit 0.01%, 4/01/16 (cost $1,801,611)	U.S.$	1,802	1,801,611

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $101,419,237)			117,251,215

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%
Investment Companies - 4.7%
AB Exchange Reserves-Class I, 0.40% (f)(g) (cost $5,471,465)		5,471,465	5,471,465

U.S. $ Value
Total Investments - 104.7% (cost $106,890,702) (h)	122,722,680
Other assets less liabilities - (4.7)%	(5,483,279)

Net Assets - 100.0%	$117,239,401

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,500	AUD	3,374	6/17/16	$77,418
Royal Bank of Scotland PLC	CHF	405	USD	419	6/17/16	(3,633)
Royal Bank of Scotland PLC	HKD	17,175	USD	2,215	6/17/16	(89)
Standard Chartered Bank	CNY	21,046	USD	3,201	6/17/16	(42,391)
State Street Bank & Trust Co.	CAD	431	USD	325	6/17/16	(7,085)
State Street Bank & Trust Co.	GBP	154	USD	220	6/17/16	(955)
State Street Bank & Trust Co.	JPY	35,222	USD	313	6/17/16	(546)
State Street Bank & Trust Co.	SEK	1,971	USD	236	6/17/16	(7,747)
State Street Bank & Trust Co.	USD	2,302	CAD	3,082	6/17/16	71,544
State Street Bank & Trust Co.	USD	1,322	EUR	1,172	6/17/16	14,799
State Street Bank & Trust Co.	USD	219	GBP	154	6/17/16	2,417
State Street Bank & Trust Co.	USD	1,185	HKD	9,196	6/17/16	901
State Street Bank & Trust Co.	USD	5,579	JPY	625,689	6/17/16	(7,472)
State Street Bank & Trust Co.	USD	1,314	SEK	11,097	6/17/16	56,657
UBS AG	CHF	4,496	USD	4,550	6/17/16	(141,611)

						$12,207

^	Less than $0.50.

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the market value of this security amounted to $994,100 or 0.8% of net assets.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,521,899 and gross unrealized depreciation of investments was $(4,689,921), resulting in net unrealized appreciation of $15,831,978.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

March 31, 2016 (unaudited)

50.0%	United States
7.7%	China
7.3%	Switzerland
6.4%	United Kingdom
3.7%	India
3.1%	France
2.9%	Japan
2.2%	Netherlands
2.1%	Singapore
1.9%	Belgium
1.9%	Hong Kong
1.5%	Denmark
1.3%	Italy
6.5%	Other
1.5%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Austria, Indonesia, Ireland, Mexico, Norway, Philippines and South Korea.

AB Variable Products Series Fund

Global Thematic Growth Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$25,378,944		$3,586,774		$	– 0	–	$28,965,718
Financials	9,155,537		11,956,327			– 0	–	21,111,864
Health Care	14,443,796		6,411,745			– 0	–	20,855,541
Consumer Discretionary	11,663,371		4,240,545			– 0	–	15,903,916
Consumer Staples	2,576,042		11,099,439			– 0	–	13,675,481
Industrials	7,188,908		2,402,764			– 0	–	9,591,672
Materials	1,905,877		1,320,158			– 0	–	3,226,035
Utilities	1,139,345		980,032			– 0	–	2,119,377
Warrants	– 0	–	– 0	–		– 0	–^	– 0	–^
Short-Term Investments	– 0	–	1,801,611			– 0	–	1,801,611
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,471,465		– 0	–		– 0	–	5,471,465

Total Investments in Securities	78,923,285		43,799,395			– 0	–	122,722,680

Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	– 0	–	223,736			– 0	–	223,736
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(211,529)			– 0	–	(211,529)

Total(b)	$78,923,285		$43,811,602		$	– 0	–	$122,734,887

^	Less than $0.50.
(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Total
Balance as of 12/31/15	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–^		– 0	–^
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 3/31/16	$	– 0	–^	$	– 0	–^

Net change in unrealized appreciation/depreciation from investments held as of 3/31/16	$	– 0	–^	$	– 0	–^

^	Amount less than $0.50.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

											Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value 03/31/16 (000)	Income (000)			Realized Gains (000)
AB Exchange Reserves - Class I	$6,022	$11,620	$12,171	$	– 0	–	$	– 0	–	$5,471	$	– 0	–	$	– 0	–

AB Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.3%
Information Technology - 33.2%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)(b)	7,610	$480,191
Palo Alto Networks, Inc. (a)	3,370	549,782

		1,029,973

Internet Software & Services - 11.9%
Alphabet, Inc. - Class A (a)	1,159	884,201
Alphabet, Inc. - Class C (a)	3,745	2,789,838
CoStar Group, Inc. (a)	2,130	400,802
Facebook, Inc. - Class A (a)	31,567	3,601,795
Twitter, Inc. (a)	26,870	444,698

		8,121,334

IT Services - 6.6%
Cognizant Technology Solutions Corp. - Class A (a)	15,230	954,921
Vantiv, Inc. - Class A (a)	11,670	628,779
Visa, Inc. - Class A	38,300	2,929,184

		4,512,884

Semiconductors & Semiconductor Equipment - 3.2%
NVIDIA Corp.	37,580	1,338,975
Xilinx, Inc.	17,420	826,231

		2,165,206

Software - 6.2%
Adobe Systems, Inc. (a)	10,830	1,015,854
ANSYS, Inc. (a)	4,026	360,166
Aspen Technology, Inc. (a)	10,360	374,307
HubSpot, Inc. (a)	10,730	468,043
Microsoft Corp.	15,736	869,099
ServiceNow, Inc. (a)	6,707	410,334
Ultimate Software Group, Inc. (The) (a)	3,616	699,696

		4,197,499

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	23,815	2,595,597

		22,622,493

Consumer Discretionary - 26.6%
Hotels, Restaurants & Leisure - 3.6%
Planet Fitness, Inc. (a)(b)	22,420	364,101
Starbucks Corp.	35,080	2,094,276

		2,458,377

Internet & Catalog Retail - 2.0%
Priceline Group, Inc. (The) (a)	1,067	1,375,320

Media - 6.5%
AMC Networks, Inc. - Class A (a)	15,067	978,451
Comcast Corp. - Class A	31,105	1,899,893
Walt Disney Co. (The)	16,018	1,590,748

		4,469,092

Company	Shares	U.S. $ Value
Multiline Retail - 1.8%
Dollar Tree, Inc. (a)	14,610	$1,204,741

Specialty Retail - 9.7%
Five Below, Inc. (a)	26,099	1,078,932
Home Depot, Inc. (The)	19,039	2,540,374
L Brands, Inc.	7,170	629,598
O’Reilly Automotive, Inc. (a)	2,006	548,962
Tractor Supply Co.	10,090	912,741
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,532	878,030

		6,588,637

Textiles, Apparel & Luxury Goods - 3.0%
NIKE, Inc. - Class B	32,952	2,025,559

		18,121,726

Health Care - 18.2%
Biotechnology - 6.8%
Alexion Pharmaceuticals, Inc. (a)	6,920	963,402
Biogen, Inc. (a)	8,994	2,341,318
Gilead Sciences, Inc.	14,090	1,294,308

		4,599,028

Health Care Equipment & Supplies - 5.5%
Align Technology, Inc. (a)	15,053	1,094,203
Edwards Lifesciences Corp. (a)	7,920	698,623
Intuitive Surgical, Inc. (a)	3,240	1,947,402

		3,740,228

Health Care Providers & Services - 4.9%
Premier, Inc. - Class A (a)	27,737	925,306
UnitedHealth Group, Inc.	18,978	2,446,264

		3,371,570

Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	2,660	431,213

Pharmaceuticals - 0.4%
Intersect ENT, Inc. (a)	13,270	252,130

		12,394,169

Consumer Staples - 10.3%
Beverages - 1.9%
Monster Beverage Corp. (a)	9,693	1,292,852

Food & Staples Retailing - 5.7%
Costco Wholesale Corp.	9,035	1,423,735
CVS Health Corp.	23,520	2,439,730

		3,863,465

Company	Shares	U.S. $ Value
Food Products - 0.9%
WhiteWave Foods Co. (The) (a)	14,930	$606,755

Personal Products - 1.8%
Estee Lauder Cos., Inc. (The) - Class A	13,067	1,232,349

		6,995,421

Industrials - 7.2%
Aerospace & Defense - 1.4%
Hexcel Corp.	5,940	259,638
Rockwell Collins, Inc.	7,200	663,912

		923,550

Airlines - 1.5%
Spirit Airlines, Inc. (a)	21,080	1,011,419

Electrical Equipment - 1.2%
Acuity Brands, Inc.	3,860	842,020

Industrial Conglomerates - 2.0%
Danaher Corp.	14,326	1,358,964

Professional Services - 1.1%
Robert Half International, Inc.	16,530	769,967

		4,905,920

Financials - 0.8%
Capital Markets - 0.8%
Virtu Financial, Inc. - Class A	23,903	528,496

Total Common Stocks (cost $48,764,536)		65,568,225

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.8%
Time Deposit - 3.8%
State Street Bank & Trust Co. 0.01%, 4/01/16 (cost $2,539,623)	$2,540	2,539,623

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $51,304,159)		68,107,848

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
Investment Companies - 1.0%
AB Exchange Reserves - Class I, 0.40% (c)(d) (cost $707,763)	707,763	$707,763

Total Investments - 101.1% (cost $52,011,922) (e)		$68,815,611
Other assets less liabilities - (1.1)%		(735,396)

Net Assets - 100.0%		$68,080,215

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,883,638 and gross unrealized depreciation of investments was $(1,079,949), resulting in net unrealized appreciation of $16,803,689.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund

Growth Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$65,568,225		$	– 0	–	$	– 0	–	$65,568,225
Short-Term Investments	– 0	–		2,539,623			– 0	–	2,539,623
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	707,763			– 0	–		– 0	–	707,763

Total Investments in Securities	66,275,988			2,539,623			– 0	–	68,815,611

Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$66,275,988			$2,539,623		$	– 0	–	$68,815,611

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 03/31/16 (000)	Income (000)	Realized Gains (000)
AB Exchange Reserves	$1,065	$3,168	$3,525	$0	$0	$708	$0	$0

AB Variable Products Series Fund

Growth and Income Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.1%
Financials - 24.5%
Banks - 8.4%
JPMorgan Chase & Co.	589,280	$34,897,161
Wells Fargo & Co.	627,560	30,348,802

		65,245,963

Capital Markets - 2.7%
Goldman Sachs Group, Inc. (The)	78,310	12,293,104
Virtu Financial, Inc. - Class A	390,048	8,623,961

		20,917,065

Consumer Finance - 2.6%
Capital One Financial Corp.	297,550	20,623,191

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. - Class B (a)	111,202	15,777,340

Insurance - 8.8%
Allstate Corp. (The)	343,520	23,142,942
Chubb Ltd.	264,250	31,485,387
Hartford Financial Services Group, Inc. (The)	156,770	7,223,962
Validus Holdings Ltd.	143,599	6,776,437

		68,628,728

		191,192,287

Health Care - 17.5%
Biotechnology - 5.1%
Biogen, Inc. (a)	77,260	20,112,323
Gilead Sciences, Inc.	217,650	19,993,329

		40,105,652

Health Care Equipment & Supplies - 1.4%
Medtronic PLC	59,765	4,482,375
Stryker Corp.	58,970	6,326,891

		10,809,266

Health Care Providers & Services - 6.6%
Aetna, Inc.	108,470	12,186,605
Cigna Corp.	105,710	14,507,640
Express Scripts Holding Co. (a)	54,140	3,718,877
UnitedHealth Group, Inc.	160,550	20,694,895

		51,108,017

Pharmaceuticals - 4.4%
Pfizer, Inc.	1,007,590	29,864,968
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	82,095	4,392,903

		34,257,871

		136,280,806

Information Technology - 15.9%
Communications Equipment - 2.7%
Cisco Systems, Inc.	729,470	20,768,011

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 0.4%
Flextronics International Ltd. (a)	278,545	$3,359,253

Semiconductors & Semiconductor Equipment - 6.2%
Intel Corp.	661,792	21,408,971
NVIDIA Corp.	437,204	15,577,578
Xilinx, Inc.	243,660	11,556,794

		48,543,343

Software - 4.5%
Activision Blizzard, Inc.	345,251	11,683,294
Check Point Software Technologies Ltd. (a)(b)	67,311	5,887,693
Microsoft Corp.	314,770	17,384,747

		34,955,734

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	147,435	16,068,941

		123,695,282

Consumer Discretionary - 11.7%
Hotels, Restaurants & Leisure - 0.9%
Wyndham Worldwide Corp.	91,330	6,980,352

Internet & Catalog Retail - 2.5%
Liberty Interactive Corp. QVC Group - Class A (a)	772,288	19,500,272

Media - 6.5%
Comcast Corp. - Class A	305,480	18,658,718
Interpublic Group of Cos., Inc. (The)	760,780	17,459,901
Time Warner, Inc.	203,360	14,753,768

		50,872,387

Specialty Retail - 1.2%
Best Buy Co., Inc.	290,950	9,438,418

Textiles, Apparel & Luxury Goods - 0.6%
Ralph Lauren Corp.	47,900	4,610,854

		91,402,283

Industrials - 10.5%
Aerospace & Defense - 4.9%
Boeing Co. (The)	40,410	5,129,645
General Dynamics Corp.	110,890	14,567,619
Honeywell International, Inc.	45,710	5,121,806
Raytheon Co.	111,120	13,626,646

		38,445,716

Airlines - 1.2%
Delta Air Lines, Inc.	189,420	9,220,966

Construction & Engineering - 2.1%
Chicago Bridge & Iron Co. NV	121,075	4,430,134
Fluor Corp.	110,150	5,915,055
Jacobs Engineering Group, Inc. (a)	144,850	6,308,218

		16,653,407

Company	Shares	U.S. $ Value
Electrical Equipment - 0.6%
EnerSys	78,410	$4,369,005

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	21,016	2,091,092

Machinery - 1.4%
Dover Corp.	80,210	5,159,909
Parker-Hannifin Corp.	27,899	3,099,021
Xylem, Inc./NY	72,730	2,974,657

		11,233,587

		82,013,773

Energy - 6.9%
Energy Equipment & Services - 3.4%
Cameron International Corp. (a)	112,530	7,545,137
Dril-Quip, Inc. (a)	99,090	6,000,890
FMC Technologies, Inc. (a)	108,920	2,980,051
Oil States International, Inc. (a)	162,880	5,133,978
Schlumberger Ltd.	60,940	4,494,325

		26,154,381

Oil, Gas & Consumable Fuels - 3.5%
Exxon Mobil Corp.	166,340	13,904,360
Valero Energy Corp.	212,750	13,645,785

		27,550,145

		53,704,526

Consumer Staples - 3.8%
Beverages - 0.7%
PepsiCo, Inc.	50,450	5,170,116

Food & Staples Retailing - 3.1%
CVS Health Corp.	195,831	20,313,550
Wal-Mart Stores, Inc.	62,807	4,301,651

		24,615,201

		29,785,317

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	289,175	15,638,584

Materials - 0.3%
Chemicals - 0.3%
Mosaic Co. (The)	98,430	2,657,610

Total Common Stocks (cost $607,444,956)		726,370,468

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 7.7%
Time Deposit - 7.7%
State Street Time Deposit 0.01%, 4/01/16 (cost $60,390,507)	$60,391	$60,390,507

Total Investments Before Security Lending Collateral for Securities Loaned - 100.8% (cost $667,835,463)		786,760,975

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
Investment Companies - 0.6%
AB Exchange Reserves - Class I, 0.40% (c)(d) (cost $5,050,724)	5,050,724	5,050,724

Total Investments - 101.4% (cost $672,886,187) (e)		791,811,699
Other assets less liabilities - (1.4)%		(11,272,692)

Net Assets - 100.0%		$780,539,007

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $131,234,742 and gross unrealized depreciation of investments was $(12,309,230), resulting in net unrealized appreciation of $118,925,512.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund

AB Growth and Income Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$726,370,468		$	– 0	–	$	– 0	–	$726,370,468
Short-Term Investments	– 0	–		60,390,507			– 0	–	60,390,507
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,050,724			– 0	–		– 0	–	5,050,724

Total Investments in Securities	731,421,192			60,390,507			– 0	–	791,811,699

Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$731,421,192			$60,390,507		$	– 0	–	$791,811,699

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 03/31/16 (000)	Income (000)	Realized Gains (000)
AB Exchange Reserves	$5,671	$13,568	$14,188	$0	$0	$5,051	$0	$0

AB Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 26.5%
Industrial - 18.6%
Basic - 1.3%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	15	$14,608
Dow Chemical Co. (The)
8.55%, 5/15/19		86	102,298
Eastman Chemical Co.
3.80%, 3/15/25		65	66,648
Glencore Funding LLC
4.125%, 5/30/23 (a)		58	47,415
International Paper Co.
4.75%, 2/15/22		45	49,379
LyondellBasell Industries NV
5.75%, 4/15/24		200	231,375
Mosaic Co. (The)
5.625%, 11/15/43		53	55,352
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		260	237,900
Vale Overseas Ltd.
6.875%, 11/21/36		40	31,588

			836,563

Capital Goods - 0.2%
General Electric Co. Series D
5.00%, 1/21/21 (b)		40	41,200
Owens Corning
6.50%, 12/01/16 (c)		10	10,215
Yamana Gold, Inc.
4.95%, 7/15/24		81	68,445

			119,860

Communications - Media - 3.1%
21st Century Fox America, Inc.
4.00%, 10/01/23		64	68,939
4.50%, 2/15/21		300	330,729
CBS Corp.
3.50%, 1/15/25		190	192,546
CCO Safari II LLC
4.908%, 7/23/25 (a)		135	142,400
Cox Communications, Inc.
2.95%, 6/30/23 (a)		51	47,339
Discovery Communications LLC
3.45%, 3/15/25		105	99,118
McGraw Hill Financial, Inc.
4.40%, 2/15/26		127	138,797
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(b)		128	131,840
TCI Communications, Inc.
7.875%, 2/15/26		115	157,544
Time Warner Cable, Inc.
4.125%, 2/15/21		200	211,318
Time Warner, Inc.
3.55%, 6/01/24		114	117,262
7.625%, 4/15/31		69	88,075

	Principal Amount (000)		U.S. $ Value
Viacom, Inc.
3.875%, 4/01/24	U.S$	178	$177,289
5.625%, 9/15/19		60	65,806

			1,969,002

Communications - Telecommunications - 2.4%
American Tower Corp.
5.05%, 9/01/20		260	282,374
AT&T, Inc.
3.40%, 5/15/25		270	270,633
3.80%, 3/15/22		57	60,066
4.45%, 4/01/24		206	222,974
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	27	22,603
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	120	136,326
Verizon Communications, Inc.
3.50%, 11/01/24		258	270,696
3.85%, 11/01/42		89	80,822
6.55%, 9/15/43		165	217,342

			1,563,836

Consumer Cyclical - Automotive - 1.2%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		455	521,494
General Motors Co.
3.50%, 10/02/18		80	81,891
General Motors Financial Co., Inc.
3.10%, 1/15/19		110	111,315
3.25%, 5/15/18		9	9,150
4.00%, 1/15/25		23	22,338
4.30%, 7/13/25		30	29,694

			775,882

Consumer Cyclical - Retailers - 0.8%
CVS Health Corp.
3.875%, 7/20/25		140	151,077
Kohl’s Corp.
4.25%, 7/17/25		184	181,791
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		195	200,656

			533,524

Consumer Non-Cyclical - 4.4%
AbbVie, Inc.
3.60%, 5/14/25		97	101,823
Actavis Funding SCS
3.80%, 3/15/25		165	171,723
3.85%, 6/15/24		54	56,599
Altria Group, Inc.
2.625%, 1/14/20		195	201,556
AstraZeneca PLC
6.45%, 9/15/37		50	66,470
Baxalta, Inc.
5.25%, 6/23/45 (a)		75	79,709

	Principal Amount (000)		U.S. $ Value
Bayer US Finance LLC
3.375%, 10/08/24 (a)	U.S.$	200	$210,851
Becton Dickinson and Co.
3.734%, 12/15/24		85	90,491
Biogen, Inc.
4.05%, 9/15/25		144	153,890
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		2	2,323
Celgene Corp.
3.875%, 8/15/25		155	162,895
Gilead Sciences, Inc.
3.65%, 3/01/26		138	146,643
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		201	201,961
Kraft Heinz Foods Co.
2.80%, 7/02/20 (a)		70	71,900
3.50%, 7/15/22 (a)		94	98,652
Laboratory Corp. of America Holdings
3.60%, 2/01/25		60	60,739
Medtronic, Inc.
3.50%, 3/15/25		195	208,131
Newell Rubbermaid, Inc.
3.15%, 4/01/21		165	169,491
3.85%, 4/01/23		49	50,818
Perrigo Finance Unlimited Co.
3.50%, 12/15/21		200	203,862
Reynolds American, Inc.
5.85%, 8/15/45		44	53,731
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		78	82,225
Tyson Foods, Inc.
2.65%, 8/15/19		39	39,997
3.95%, 8/15/24		123	131,125

			2,817,605

Energy - 3.4%
Encana Corp.
3.90%, 11/15/21		45	39,431
Energy Transfer Partners LP
7.50%, 7/01/38		149	144,116
EnLink Midstream Partners LP
5.05%, 4/01/45		125	84,096
Enterprise Products Operating LLC
3.70%, 2/15/26		161	157,914
5.20%, 9/01/20		55	60,049
Halliburton Co.
5.00%, 11/15/45		170	166,148
Husky Energy, Inc.
7.25%, 12/15/19		23	25,422
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		321	308,148
4.15%, 3/01/22		89	86,293
Noble Energy, Inc.
3.90%, 11/15/24		107	100,717
8.25%, 3/01/19		238	261,922

	Principal Amount (000)		U.S. $ Value
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	U.S.$	137	$118,143
Schlumberger Holdings Corp.
3.625%, 12/21/22 (a)		165	169,719
TransCanada PipeLines Ltd.
6.35%, 5/15/67		235	159,213
Valero Energy Corp.
6.125%, 2/01/20		177	194,346
Williams Partners LP
4.125%, 11/15/20		97	88,100

			2,163,777

Other Industrial - 0.3%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		200	199,920

Services - 0.1%
eBay, Inc.
3.80%, 3/09/22		45	46,326

Technology - 1.4%
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)		170	174,958
HP, Inc.
4.65%, 12/09/21		107	113,243
KLA-Tencor Corp.
4.65%, 11/01/24		134	135,068
Motorola Solutions, Inc.
3.50%, 3/01/23		82	75,324
7.50%, 5/15/25		23	25,877
Seagate HDD Cayman
4.75%, 1/01/25		75	58,579
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		205	212,341
Total System Services, Inc.
2.375%, 6/01/18		74	73,904
3.75%, 6/01/23		69	67,560

			936,854

			11,963,149

Financial Institutions - 6.5%
Banking - 4.4%
Compass Bank
5.50%, 4/01/20		250	265,941
Cooperatieve Rabobank UA
4.375%, 8/04/25		250	257,400
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25		270	257,932
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		53	54,227
3.85%, 7/08/24		210	216,985
Series D
6.00%, 6/15/20		395	450,336
Morgan Stanley
5.625%, 9/23/19		143	159,126

	Principal Amount (000)		U.S. $ Value
Murray Street Investment Trust I
4.64%, 3/09/17	U.S.$	27	$27,759
Nationwide Building Society
6.25%, 2/25/20 (a)		230	262,406
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(b)		90	89,438
Santander Issuances SAU
5.179%, 11/19/25		200	193,270
Standard Chartered PLC
6.409%, 1/30/17 (a)(b)		100	95,458
UBS AG/Stamford CT
7.625%, 8/17/22		250	286,332
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		200	200,319

			2,816,929

Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		155	175,834

Insurance - 1.2%
American International Group, Inc.
4.875%, 6/01/22		75	82,473
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		200	221,943
Lincoln National Corp.
8.75%, 7/01/19		113	135,038
MetLife, Inc.
10.75%, 8/01/39		85	129,200
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		55	81,085
Prudential Financial, Inc.
5.625%, 6/15/43		149	151,757

			801,496

REITS - 0.6%
Host Hotels & Resorts LP Series D
3.75%, 10/15/23		6	5,854
Trust F/1401
5.25%, 12/15/24 (a)		200	203,500
Welltower, Inc.
5.25%, 1/15/22		183	199,829

			409,183

			4,203,442

Utility - 1.4%
Electric - 0.9%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		170	210,465
CMS Energy Corp.
5.05%, 3/15/22		37	41,394
Constellation Energy Group, Inc.
5.15%, 12/01/20		64	70,908

	Principal Amount (000)		U.S. $ Value
Entergy Corp.
4.00%, 7/15/22	U.S.$	125	$132,553
Exelon Corp.
5.10%, 6/15/45 (a)		45	48,832
Exelon Generation Co. LLC
4.25%, 6/15/22		78	81,785

			585,937

Natural Gas - 0.5%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		305	325,218

			911,155

Total Corporates - Investment Grade (cost $16,523,000)			17,077,746

MORTGAGE PASS-THROUGHS - 19.1%
Agency Fixed Rate 15-Year - 2.6%
Federal National Mortgage Association
2.50%, 4/01/31, TBA		1,038	1,065,572
3.50%, 1/12/30		563	596,091

			1,661,663

Agency Fixed Rate 30-Year - 16.5%
Federal Home Loan Mortgage Corp. Gold
4.00%, 1/01/45		688	747,731
Series 2007
5.50%, 7/01/35		36	40,987
Series 2005
5.50%, 1/01/35		134	151,107
Federal National Mortgage Association
Series 2004
5.50%, 4/01/34-11/01/34		110	124,016
Series 2005
5.50%, 2/01/35		134	150,875
4.50%, 4/25/46, TBA		1,533	1,668,335
3.50%, 5/01/42-9/01/45		2,956	3,138,047
4.00%, 10/01/44-1/01/46		2,060	2,225,284
Series AS6516
4.00%, 1/01/46		663	710,282
Series 2003
5.50%, 4/01/33-7/01/33		123	137,830
Government National Mortgage Association
Series 1994
9.00%, 9/15/24		1	1,557
3.00%, 7/20/45		366	379,532
3.50%, 4/01/46, TBA		1,064	1,124,847

			10,600,430

Total Mortgage Pass-Throughs (cost $12,096,435)			12,262,093

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 15.3%
Autos - Fixed Rate - 8.5%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19	U.S.$	174	$174,548
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		259	258,594
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18		51	51,108
Series 2013-4, Class A3
0.96%, 4/09/18		26	25,571
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		33	33,088
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		288	292,543
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		100	99,994
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		259	258,389
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		122	122,086
Series 2015-2, Class A3
1.31%, 8/15/19		118	118,125
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		60	60,042
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		168	168,850
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		86	85,478
Series 2014-B, Class A
1.11%, 11/15/18 (a)		34	33,644
Drive Auto Receivables Trust
Series 2015-BA, Class A2A
0.93%, 12/15/17 (a)		24	24,247
Series 2015-CA, Class A2A
1.03%, 2/15/18 (a)		23	22,997
Series 2015-DA, Class A2A
1.23%, 6/15/18 (a)		60	60,403
Series 2016-AA, Class A2A
1.50%, 3/15/18 (a)		77	77,013
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		126	125,889
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		229	227,750

	Principal Amount (000)		U.S. $ Value
Exeter Automobile Receivables Trust
Series 2014-1A, Class A
1.29%, 5/15/18 (a)	U.S.$	4	$4,316
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		11	11,008
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		165	165,243
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		3	2,757
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17		133	133,413
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		100	99,693
Series 2014-2, Class A
2.31%, 4/15/26 (a)		257	260,400
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A1
1.98%, 1/15/22		198	198,376
Series 2016-1, Class A1
1.76%, 2/15/21		131	130,729
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		181	180,717
Series 2015-2, Class A3
1.68%, 12/20/18		232	232,432
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		128	128,194
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		137	136,952
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		485	476,840
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)		126	126,056
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		126	126,211
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		128	128,137
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		202	202,341
Santander Drive Auto Receivables Trust
Series 2014-2, Class A3
0.80%, 4/16/18		27	27,120
Series 2015-3, Class A2A
1.02%, 9/17/18		74	74,168
Series 2015-4,Class A2A
1.20%, 12/17/18		91	90,811

	Principal Amount (000)		U.S. $ Value
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)	U.S.$	107	$106,480
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		110	109,999

			5,472,752

Credit Cards - Fixed Rate - 2.7%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		161	161,377
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		320	327,356
Series 2015-2, Class A
1.56%, 3/15/21		183	183,974
Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22		130	131,030
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		242	243,779
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		232	234,765
Series 2015-3, Class A
1.74%, 9/15/21		173	173,005
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		190	190,807
Series 2015-B,Class A
2.55%, 6/17/24		113	114,967

			1,761,060

Autos - Floating Rate - 1.7%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.936% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(d)		214	213,597
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.812% (LIBOR 1 Month + 0.38%), 7/20/19 (d)		120	119,483
Series 2015-1, Class A
0.932% (LIBOR 1 Month + 0.50%), 1/20/20 (d)		227	224,819
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.992% (LIBOR 1 Month + 0.55%), 12/10/27 (a)(d)		65	64,563

	Principal Amount (000)		U.S. $ Value
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
1.183% (LIBOR 1 Month + 0.75%), 10/25/19 (a)(d)	U.S.$	197	$196,176
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.932% (LIBOR 1 Month + 1.50%), 10/20/20 (a)(d)		197	197,000
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.782% (LIBOR 1 Month + 0.35%), 7/22/19 (a)(d)		70	68,995

			1,084,633

Other ABS - Fixed Rate - 1.2%
Ascentium Equipment Receivables LLC
Series 2015-2A, Class A1
1.00%, 11/10/16 (a)		104	103,966
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		92	91,765
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		101	101,037
Series 2015-A, Class A4
1.85%, 4/15/21		134	134,365
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		119	118,590
Series 2015-2, Class A2A
1.42%, 12/22/17 (a)		103	102,850
SBA Tower Trust 3.156%, 10/15/20 (a)		147	147,056

			799,629

Credit Cards - Floating Rate - 1.0%
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
0.786% (LIBOR 1 Month + 0.35%), 3/16/20 (d)		205	204,731
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.886% (LIBOR 1 Month + 0.35%), 8/17/20 (d)		263	262,870
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
0.916% (LIBOR 1 Month + 0.48%), 2/15/22 (d)		150	149,636

			617,237

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	U.S.$	75	$75,361

Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
1.558% (LIBOR 1 Month + 1.13%), 12/25/32 (d)		37	35,324

Total Asset-Backed Securities (cost $9,836,791)			9,845,996

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.3%
Non-Agency Fixed Rate CMBS - 9.4%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		335	346,953
Series 2007-5, Class AM
5.772%, 2/10/51		78	80,037
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		108	107,613
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		200	204,072
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		260	270,661
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
6.085%, 3/15/49		15	14,805
Series 2015-GC27, Class A5
3.137%, 2/10/48		144	146,357
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.762%, 5/15/46		161	166,421
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		236	239,071
Series 2006-C8, Class A4
5.306%, 12/10/46		144	145,970
Series 2007-GG9, Class A4
5.444%, 3/10/39		427	435,341
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		97	95,708
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.699%, 6/15/39		95	96,278
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		189	201,726

	Principal Amount (000)		U.S. $ Value
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.699%, 11/10/46 (a)	U.S.$	100	$103,857
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		180	180,161
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		254	259,249
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.794%, 8/10/45		114	117,199
Series 2013-G1, Class A2
3.557%, 4/10/31(a)		136	139,980
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47		76	75,912
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		114	116,724
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		9	9,112
Series 2011-C5, Class D
5.323%, 8/15/46 (a)		100	104,384
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		206	222,162
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		52	50,737
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		146	146,392
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		248	251,741
Series 2007-9, Class A4
5.70%, 9/12/49		1,061	1,099,729
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		60	61,781
Series 2012-C4, Class A5
2.85%, 12/10/45		112	114,659
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		50	50,173
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		233	245,111
Series 2014-C20, Class A2
3.036%, 5/15/47		125	129,824

			6,029,900

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 0.9%
Commercial Mortgage Trust
Series 2014-KYO, Class A
1.338% (LIBOR 1 Month + 0.90%), 6/11/27 (a)(d)	U.S.$	102	$100,441
Series 2014-SAVA, Class A
1.587% (LIBOR 1 Month + 1.15%), 6/15/34 (a)(d)		54	53,684
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.356% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(d)		201	196,205
PFP III Ltd.
Series 2014-1, Class A
1.606% (LIBOR 1 Month + 1.17%), 6/14/31 (a)(d)		4	3,665
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.491% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(d)		72	70,214
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.656% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(d)		196	191,577

			615,786

Total Commercial Mortgage-Backed Securities (cost $6,723,235)			6,645,686

GOVERNMENTS - TREASURIES - 7.9%
Canada - 1.1%
Canadian Government Bond 2.25%, 6/01/25	CAD	870	728,891

United Kingdom - 0.8%
United Kingdom Gilt 3.75%, 9/07/21 (a)	GBP	320	529,903

United States - 6.0%
U.S. Treasury Bonds
2.875%, 8/15/45	U.S.$	230	241,931
3.00%, 11/15/45		65	69,740
3.625%, 8/15/43-2/15/44		845	1,026,246
6.25%, 5/15/30		386	588,206
U.S. Treasury Notes
1.50%, 8/31/18		115	116,945
1.625%, 2/15/26		285	280,859
2.25%, 11/15/24-11/15/25		1,246	1,296,975
2.50%, 8/15/23		215	229,118

			3,850,020

Total Governments - Treasuries (cost $4,918,792)			5,108,814

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.4%
Risk Share Floating Rate – 4.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M2
2.833% (LIBOR 1 Month + 2.40%), 8/25/24 (d)	U.S.$	291	$293,317
Series 2014-DN4, Class M3
4.983% (LIBOR 1 Month + 4.55%), 10/25/24 (d)		250	248,364
Series 2014-HQ3, Class M2
3.083% (LIBOR 1 Month + 2.65%), 10/25/24 (d)		250	251,945
Series 2015-DNA1, Class M3
3.733% (LIBOR 1 Month + 3.30%), 10/25/27 (d)		250	235,800
Series 2015-HQA1, Class M2
3.083% (LIBOR 1 Month + 2.65%), 3/25/28 (d)		250	249,362
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.633% (LIBOR 1 Month + 1.20%), 7/25/24 (d)		44	44,035
Series 2014-C04, Class 1M2
5.333% (LIBOR 1 Month + 4.90%), 11/25/24 (d)		169	169,837
Series 2014-C04, Class 2M2
5.433% (LIBOR 1 Month + 5.00%), 11/25/24 (d)		65	66,197
Series 2015-C01, Class 1M2
4.733% (LIBOR 1 Month + 4.30%), 2/25/25 (d)		95	94,279
Series 2015-C01, Class 2M2
4.983% (LIBOR 1 Month + 4.55%), 2/25/25 (d)		71	72,124
Series 2015-C02, Class 2M2
4.433% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		130	126,482
Series 2015-C03, Class 1M1
1.933% (LIBOR 1 Month + 1.50%), 7/25/25 (d)		68	68,089
Series 2015-C03, Class 1M2
5.433% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		130	130,000
Series 2015-C03, Class 2M2
5.433% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		105	105,586
Series 2015-C04, Class 2M2
5.983% (LIBOR 1 Month + 5.55%), 4/25/28 (d)		138	137,104
Series 2016-C01, Class 1M2
7.183% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		85	90,539

	Principal Amount (000)		U.S. $ Value
Series 2016-C01, Class 2M2
7.383% (LIBOR 1 Month + 6.95%), 8/25/28 (d)	U.S.$	42	$44,885
Series 2016-C02, Class 1M2
6.435% (LIBOR 1 Month + 6.00%), 9/25/28 (d)		130	132,639
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
5.683% (LIBOR 1 Month + 5.25%), 11/25/25 (d)(e)		48	47,377
Series 2015-WF1, Class 2M2
5.933% (LIBOR 1 Month + 5.50%), 11/25/25 (d)(e)		21	20,115

			2,628,076

Non-Agency Fixed Rate - 1.7%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		29	26,855
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		64	57,357
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		37	35,444
Series 2006-24CB, Class A16
5.75%, 6/25/36		105	88,025
Series 2006-28CB, Class A14
6.25%, 10/25/36		71	59,325
Series 2006-9T1, Class A1
5.75%, 5/25/36		44	36,137
Series 2006-J1, Class 1A13
5.50%, 2/25/36		64	56,941
Series 2007-2CB, Class 2A4
5.75%, 3/25/37		57	49,396
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		33	27,228
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.717%, 5/25/35		80	74,682
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		55	50,073
Series 2006-13, Class 1A18
6.25%, 9/25/36		81	72,114
Series 2006-13, Class 1A19
6.25%, 9/25/36		29	26,004
Series 2007-HYB2, Class 3A1
2.855%, 2/25/47		132	116,853
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		100	79,607
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.755%, 7/25/36		202	166,957

	Principal Amount (000)		U.S. $ Value
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37	U.S.$	48	$41,234
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		38	36,938

			1,101,170

Non-Agency Floating Rate - 0.5%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.623% (LIBOR 1 Month + 0.19%), 12/25/36 (d)		188	113,154
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.683% (LIBOR 1 Month + 0.25%), 3/25/35 (d)		82	69,481
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
2.136% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(d)		138	136,931

			319,566

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
0.999%, 5/28/35		50	42,000

Total Collateralized Mortgage Obligations (cost $4,209,815)			4,090,812

CORPORATES - NON-INVESTMENT GRADE - 5.2%
Industrial – 2.9%
Basic – 0.3%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)		150	159,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		31	24,800
Novelis, Inc.
8.375%, 12/15/17		18	18,306

			202,106

Capital Goods – 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		65	66,706

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.7%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	100	$154,032
CSC Holdings LLC
8.625%, 2/15/19	U.S.$	29	31,900
Quebecor Media, Inc.
5.75%, 1/15/23		75	77,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		200	205,000

			468,182

Communications - Telecommunications - 0.6%
Numericable-SFR SA
5.375%, 5/15/22 (a)	EUR	120	138,938
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	210	182,175
Windstream Services LLC
6.375%, 8/01/23		80	58,600

			379,713

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		63	62,764

Consumer Cyclical - Retailers - 0.1%
CST Brands, Inc.
5.00%, 5/01/23		75	75,938

Consumer Non-Cyclical - 0.4%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		85	82,025
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	100	140,752

			222,777

Energy - 0.5%
Cenovus Energy, Inc.
3.00%, 8/15/22	U.S.$	12	10,669
5.70%, 10/15/19		36	36,127
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		68	44,770
ONEOK, Inc.
4.25%, 2/01/22		203	168,490
SM Energy Co.
6.50%, 1/01/23		9	6,345
Transocean, Inc.
6.50%, 11/15/20		75	52,500

			318,901

Technology - 0.1%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		59	47,200

			1,844,287

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 1.9%
Banking - 1.5%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (b)	U.S.$	49	$50,578
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		29	33,350
7.75%, 4/10/23		200	210,000
HBOS Capital Funding LP
4.939%, 5/23/16 (b)	EUR	82	93,308
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	202	189,161
Lloyds Banking Group PLC
7.50%, 6/27/24 (b)		200	197,980
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		12	12,691
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		190	196,038

			983,106

Finance - 0.4%
AerCap Aviation Solutions BV
6.375%, 5/30/17		200	206,250
International Lease Finance Corp.
5.875%, 4/01/19		55	58,094

			264,344

			1,247,450

Utility - 0.3%
Electric - 0.3%
AES Corp./VA
7.375%, 7/01/21		70	78,400
NRG Energy, Inc.
7.875%, 5/15/21		70	69,737
Series WI
6.25%, 5/01/24		54	49,545

			197,682

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		74	72,335

Total Corporates - Non-Investment Grade (cost $3,616,519)			3,361,754

INFLATION-LINKED SECURITIES - 5.0%
United States - 5.0%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)		2,447	2,499,482
0.375%, 7/15/25 (TIPS)		705	720,688

Total Inflation-Linked Securities (cost $3,182,652)			3,220,170

	Principal Amount (000)		U.S. $ Value
AGENCIES - 3.3%
Agency Debentures - 3.3%
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20 (cost $1,942,278)	U.S.$	2,292	$2,147,359

GOVERNMENTS - SOVEREIGN AGENCIES - 1.0%
Brazil - 0.2%
Petrobras Global Finance BV
5.75%, 1/20/20		147	127,706
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		57	44,674
Germany - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		70	72,453
Israel - 0.3%
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (a)		200	212,100
United Kingdom - 0.3%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (b)		200	186,000

Total Governments - Sovereign Agencies (cost $673,445)			642,933

QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Chile - 0.7%
Corp Nacional del Cobre de Chile
4.50%, 9/16/25 (a)		200	203,838
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		210	219,707

			423,545

Mexico - 0.3%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23		226	211,355

Total Quasi-Sovereigns (cost $622,111)			634,900

EMERGING MARKETS - TREASURIES - 0.8%
Brazil - 0.8%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17-1/01/27 (cost $642,340)	BRL	2,170	533,304

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 0.5%
Financial Institutions - 0.5%
Insurance - 0.3%
Allstate Corp. (The)
5.10%		7,925	$206,605

REITS - 0.2%
Sovereign Real Estate Investment Trust
12.00% (a)		93	116,250

Total Preferred Stocks (cost $299,415)			322,855

	Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of California
Series 2010
7.625%, 3/01/40 (cost $203,167)	U.S.$	200	306,076

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
Series E
5.95%, 3/19/19 (cost $46,649)		42	46,830

SHORT-TERM INVESTMENTS - 1.8%
Time Deposit - 1.8%
State Street Time Deposit
0.01%, 4/01/16 (cost $1,181,930)		1,182	1,181,930

Total Investments - 104.7% (cost $66,718,574)(f)			67,429,258
Other assets less liabilities - (4.7)% (g)			(3,011,436)

Net Assets - 100.0%			$64,417,822

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	22	June 2016	$4,814,037	$4,812,500	$(1,537)
U.S. T-Note 5 Yr (CBT) Futures	115	June 2016	13,901,889	13,933,867	31,978
U.S. Ultra Bond (CBT) Futures	20	June 2016	3,478,448	3,450,625	(27,823)
Sold Contracts
Euro-BOBL Futures	17	June 2016	2,544,605	2,536,037	8,568
U.S. T-Note 10 Yr (CBT) Futures	27	June 2016	3,513,364	3,520,547	(7,183)

					$4,003

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	SEK	1,731	USD	211	4/06/16	$(2,212)
BNP Paribas SA	USD	456	NOK	3,941	4/06/16	20,147
BNP Paribas SA	GBP	571	USD	811	5/12/16	(9,846)
BNP Paribas SA	USD	220	EUR	194	5/13/16	1,549
Goldman Sachs Bank USA	BRL	628	USD	176	4/04/16	1,804
Goldman Sachs Bank USA	BRL	1,352	USD	366	4/04/16	(10,314)
Goldman Sachs Bank USA	USD	158	BRL	628	4/04/16	17,068
Goldman Sachs Bank USA	USD	380	BRL	1,352	4/04/16	(3,883)
Goldman Sachs Bank USA	SEK	2,195	USD	267	4/06/16	(3,208)
Goldman Sachs Bank USA	CAD	885	USD	646	4/08/16	(35,184)
Goldman Sachs Bank USA	USD	278	EUR	246	5/13/16	2,831
Goldman Sachs Bank USA	BRL	1,082	USD	235	1/04/17	(43,426)
HSBC Bank USA	USD	232	MXN	4,218	4/14/16	12,270
JPMorgan Chase Bank	NOK	3,940	SEK	3,923	4/06/16	7,117
JPMorgan Chase Bank	CAD	473	USD	353	4/08/16	(11,580)
JPMorgan Chase Bank	GBP	277	USD	396	5/12/16	(1,630)
JPMorgan Chase Bank	EUR	272	USD	302	5/13/16	(7,835)
Royal Bank of Canada	EUR	154	USD	170	5/13/16	(5,479)
Standard Chartered Bank	BRL	915	USD	257	4/04/16	2,628
Standard Chartered Bank	USD	253	BRL	915	4/04/16	1,152
Standard Chartered Bank	JPY	52,869	USD	470	4/20/16	(78)
Standard Chartered Bank	BRL	915	USD	252	5/03/16	(807)
Standard Chartered Bank	TWD	16,796	USD	516	5/20/16	(6,773)
State Street Bank & Trust Co.	BRL	191	USD	50	4/04/16	(3,231)
State Street Bank & Trust Co.	SGD	710	USD	503	4/08/16	(23,815)
State Street Bank & Trust Co.	EUR	192	USD	209	5/13/16	(10,011)

						$(112,746)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00%	4.29%	$858	$25,838	$23,668

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	3,560	3/10/17	0.973%	3 Month CDOR	$(2,623)
Morgan Stanley & Co., LLC/(CME Group)	AUD	4,720	3/11/17	2.140%	3 Month BBSW	2,044
Morgan Stanley & Co., LLC/(CME Group)	CAD	3,260	6/05/17	1.054%	3 Month CDOR	(6,810)
Morgan Stanley & Co., LLC/(CME Group)	NZD	6,420	6/09/17	3.366%	3 Month BKBM	(96,741)
Morgan Stanley & Co., LLC/(CME Group)	AUD	4,100	6/09/17	2.218%	3 Month BBSW	(1,755)
Morgan Stanley & Co., LLC/(CME Group)		2,250	10/30/17	1.915%	3 Month BBSW	6,609
Morgan Stanley & Co., LLC/(CME Group)	GBP	661	6/05/20	6 Month LIBOR	1.651%	30,758
Morgan Stanley & Co., LLC/(CME Group)		$380	6/25/21	2.243%	3 Month LIBOR	(22,330)
Morgan Stanley & Co., LLC/(CME Group)		530	1/14/24	2.980%	3 Month LIBOR	(62,452)
Morgan Stanley & Co., LLC/(CME Group)		650	4/28/24	2.817%	3 Month LIBOR	(73,447)
Morgan Stanley & Co., LLC/(CME Group)	AUD	720	3/11/25	6 Month BBSW	2.973%	16,515
Morgan Stanley & Co., LLC/(CME Group)	NZD	750	6/09/25	3 Month BKBM	4.068%	53,595
Morgan Stanley & Co., LLC/(CME Group)	AUD	440	6/09/25	6 Month BBSW	3.384%	22,480
Morgan Stanley & Co., LLC/(CME Group)		$740	11/10/25	2.256%	3 Month LIBOR	(48,800)
Morgan Stanley & Co., LLC/(CME Group)	GBP	110	6/05/45	2.396%	6 Month LIBOR	(29,471)

						$(212,428)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	(5.00)%	9.62%	$58	$6,743	$3,079	$3,664
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	10.06	98	12,785	(3,877)	16,662
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	10.06	112	14,611	(4,595)	19,206
Sale Contracts
Credit Suisse International
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00	1.47	270	(2,463)	(2,794)	331
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.89	25	94	(215)	309
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.89	10	38	(88)	126
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.89	10	39	(90)	129
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.89	15	56	(116)	172

				$31,903	$(8,696)	$40,599

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$1,390	1/30/17	1.059%	3 Month LIBOR	$(4,805)
JPMorgan Chase Bank, NA	1,520	2/07/22	2.043%	3 Month LIBOR	(69,158)

					$(73,963)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate market value of these securities amounted to $12,461,120 or 19.3% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Variable rate coupon, rate shown as of March 31, 2016.
(d)	Floating Rate Security. Stated interest rate was in effect at March 31, 2016.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.10% of net assets as of March 31, 2016, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
5.683%, 11/25/25	9/28/15	$48,010	$47,377	0.07%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
5.933%, 11/25/25	9/28/15	20,554	20,115	0.03%

(f)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,807,616 and gross unrealized depreciation of investments was $(1,096,932), resulting in net unrealized appreciation of $710,684.
(g)	An amount of U.S. $210,574 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Variable Products Series Fund

Intermediate Bond Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$17,077,746	$	– 0	–	$17,077,746
Mortgage Pass-Throughs		– 0	–	12,262,093		– 0	–	12,262,093
Asset-Backed Securities		– 0	–	8,935,682		910,314		9,845,996
Commercial Mortgage-Backed Securities		– 0	–	5,909,669		736,017		6,645,686
Governments - Treasuries		– 0	–	5,108,814		– 0	–	5,108,814
Collateralized Mortgage Obligations		– 0	–	178,931		3,911,881		4,090,812
Corporates - Non-Investment Grade		– 0	–	3,361,754		– 0	–	3,361,754

Investments in Securities:	Level 1		Level 2		Level 3		Total
Inflation-Linked Securities	– 0	–	3,220,170		– 0	–	3,220,170
Agencies	– 0	–	2,147,359		– 0	–	2,147,359
Governments - Sovereign Agencies	– 0	–	642,933		– 0	–	642,933
Quasi-Sovereigns	– 0	–	634,900		– 0	–	634,900
Emerging Markets - Treasuries	– 0	–	533,304		– 0	–	533,304
Preferred Stocks	206,605		116,250		– 0	–	322,855
Local Governments - Municipal Bonds	– 0	–	306,076		– 0	–	306,076
Governments - Sovereign Bonds	– 0	–	46,830		– 0	–	46,830
Short-Term Investments	– 0	–	1,181,930		– 0	–	1,181,930

Total Investments in Securities	206,605		61,664,441		5,558,212		67,429,258

Other Financial Instruments (a):
Assets:
Futures	40,546		– 0	–	– 0	–	40,546
Forward Currency Exchange Contracts	– 0	–	66,566		– 0	–	66,566
Centrally Cleared Credit Default Swaps	– 0	–	23,668		– 0	–	23,668
Centrally Cleared Interest Rate Swaps	– 0	–	132,001		– 0	–	132,001
Credit Default Swaps	– 0	–	40,599		– 0	–	40,599
Liabilities:
Futures	(36,543)		– 0	–	– 0	–	(36,543)
Forward Currency Exchange Contracts	– 0	–	(179,312)		– 0	–	(179,312)
Centrally Cleared Interest Rate Swaps	– 0	–	(344,429)		– 0	–	(344,429)
Interest Rate Swaps	– 0	–	(73,963)		– 0	–	(73,963)

Total (b)	$210,608		$61,329,571		$5,558,212		$67,098,391

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 12/31/15	$1,050,365		$742,820		$3,618,583
Accrued discounts/(premiums)	14		(418)		1,477
Realized gain (loss)	18		(161)		(1,848)
Change in unrealized appreciation/depreciation	5,157		(4,101)		(3,140)
Purchases/Payups	– 0	–	– 0	–	397,117
Sales/Paydowns	(145,240)		(2,123)		(100,308)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 3/31/16	$910,314		$736,017		$3,911,881

Net change in unrealized appreciation/depreciation from investments held as of 3/31/16	$5,157		$(4,101)		$(3,140)

	Total
Balance as of 12/31/15	$5,411,768
Accrued discounts/(premiums)	1,073
Realized gain (loss)	(1,991)
Change in unrealized appreciation/depreciation	(2,084)
Purchases/Payups	397,117
Sales/Paydowns	(247,671)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 3/31/16	$5,558,212

Net change in unrealized appreciation/depreciation from investments held as of 3/31/16	$(2,084)

As of March 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.4%
Financials - 25.8%
Banks - 1.6%
HDFC Bank Ltd.	56,970	$1,083,955

Capital Markets - 8.5%
Azimut Holding SpA	57,325	1,318,310
Flow Traders (a)	19,504	904,123
Partners Group Holding AG	5,600	2,249,792
UBS Group AG	88,588	1,425,030

		5,897,255

Consumer Finance - 2.6%
Gentera SAB de CV	477,070	941,595
SKS Microfinance Ltd. (b)	101,320	838,678

		1,780,273

Diversified Financial Services - 3.4%
IG Group Holdings PLC	95,380	1,094,081
London Stock Exchange Group PLC	32,080	1,295,879

		2,389,960

Insurance - 7.4%
AIA Group Ltd.	382,400	2,173,569
Prudential PLC	93,485	1,739,610
St James’s Place PLC	90,390	1,188,477

		5,101,656

Thrifts & Mortgage Finance - 2.3%
Housing Development Finance Corp., Ltd.	97,797	1,634,015

		17,887,114

Consumer Staples - 16.5%
Beverages - 2.6%
Anheuser-Busch InBev SA/NV	14,379	1,786,400

Food & Staples Retailing - 1.4%
Tsuruha Holdings, Inc.	9,800	963,871

Food Products - 6.5%
Danone SA	21,380	1,516,959
Nestle SA (REG)	26,218	1,956,406
Universal Robina Corp.	220,780	1,039,536

		4,512,901

Household Products - 5.3%
Pigeon Corp.	33,900	883,331
Reckitt Benckiser Group PLC	16,050	1,548,128
Unicharm Corp.	56,000	1,218,858

		3,650,317

Personal Products - 0.7%
Cosmax, Inc.	4,390	481,739

		11,395,228

Company	Shares	U.S. $ Value
Consumer Discretionary - 16.3%
Automobiles - 1.9%
Tata Motors Ltd.-Class A (b)	299,364	1,327,948

Diversified Consumer Services - 1.4%
TAL Education Group (ADR) (b)	19,160	951,869

Hotels, Restaurants & Leisure - 1.5%
Alsea SAB de CV	287,061	1,077,487

Household Durables - 1.7%
Panasonic Corp.	127,200	1,152,020

Internet & Catalog Retail - 3.3%
Ctrip.com International Ltd. (ADR) (b)	27,300	1,208,298
JD.com, Inc. (ADR) (b)	41,118	1,089,627

		2,297,925

Multiline Retail - 2.0%
Matahari Department Store Tbk PT	991,000	1,371,311

Specialty Retail - 2.1%
Ace Hardware Indonesia Tbk PT	4,260,000	287,536
Fast Retailing Co., Ltd.	3,700	1,182,240

		1,469,776

Textiles, Apparel & Luxury Goods - 2.4%
Cie Financiere Richemont SA	17,952	1,185,737
Titan Co., Ltd.	94,390	484,047

		1,669,784

		11,318,120

Information Technology - 13.0%
Internet Software & Services - 3.9%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	14,660	1,158,580
Tencent Holdings Ltd.	74,900	1,532,249

		2,690,829

IT Services - 1.5%
Tata Consultancy Services Ltd.	27,600	1,054,368

Semiconductors & Semiconductor Equipment - 5.6%
ams AG	28,910	990,726
Infineon Technologies AG	76,710	1,087,619
Taiwan Semiconductor Manufacturing Co., Ltd.	354,000	1,765,693

		3,844,038

Software - 2.0%
Mobileye NV (b)(c)	37,576	1,401,209

		8,990,444

Industrials - 12.4%
Aerospace & Defense - 2.4%
Safran SA	23,410	1,634,016

Building Products - 1.4%
Kingspan Group PLC	37,998	1,009,605

Company	Shares		U.S. $ Value
Electrical Equipment - 4.3%
Schneider Electric SE (Paris)		27,960	1,762,053
Vestas Wind Systems A/S		17,120	1,206,270

			2,968,323

Industrial Conglomerates - 2.4%
Siemens AG (REG)		15,670	1,657,270

Professional Services - 1.9%
Capita PLC		90,500	1,351,128

			8,620,342

Health Care - 9.0%
Biotechnology - 0.5%
Genus PLC		16,010	350,955

Health Care Equipment & Supplies - 2.3%
Essilor International SA		13,222	1,629,157

Health Care Providers & Services - 1.1%
Apollo Hospitals Enterprise Ltd.		36,970	747,906

Pharmaceuticals - 5.1%
Roche Holding AG		7,670	1,883,294
Sun Pharmaceutical Industries Ltd.		69,919	871,917
Vectura Group PLC (b)		330,840	772,624

			3,527,835

			6,255,853

Materials - 2.5%
Chemicals - 2.5%
Bloomage BioTechnology Corp., Ltd. (c)		252,500	554,304
LG Chem Ltd.		4,130	1,185,272

			1,739,576

Utilities - 0.9%
Water Utilities - 0.9%
Beijing Enterprises Water Group Ltd. (c)		1,020,000	639,969

Total Common Stocks (cost $50,508,389)			66,846,646

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.7%
Time Deposit - 2.7%
State Street Bank & Trust Co. 0.01%, 4/01/16 (cost $1,834,170)	U.S.$	1,834	1,834,170

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.1% (cost $52,342,559)		68,680,816

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AB Exchange Reserves-Class I, 0.40% (d)(e) (cost $1,184,480)	1,184,480	1,184,480

Total Investments - 100.8% (cost $53,527,039) (f)		69,865,296
Other assets less liabilities - (0.8)%		(524,661)

Net Assets - 100.0%		$69,340,635

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	383	NOK	3,284	5/18/16	$13,366
Barclays Bank PLC	USD	645	SEK	5,414	5/18/16	22,517
BNP Paribas SA	USD	3,248	AUD	4,648	5/18/16	308,106
BNP Paribas SA	USD	342	JPY	38,541	5/18/16	431
Citibank	JPY	44,754	USD	395	5/18/16	(3,134)
Citibank	USD	477	CHF	464	5/18/16	6,441
Citibank	USD	2,485	JPY	293,750	5/18/16	127,869
Morgan Stanley & Co., Inc.	CHF	402	USD	408	5/18/16	(11,270)
Morgan Stanley & Co., Inc.	EUR	384	USD	433	5/18/16	(4,749)
Morgan Stanley & Co., Inc.	USD	1,324	CAD	1,831	5/18/16	86,152
Royal Bank of Scotland PLC	CNY	9,526	USD	1,416	5/18/16	(54,650)
Standard Chartered Bank	CNY	5,147	USD	768	5/18/16	(26,386)
Standard Chartered Bank	USD	2,262	JPY	259,042	5/18/16	42,782
State Street Bank & Trust Co.	AUD	250	USD	177	5/18/16	(14,632)
State Street Bank & Trust Co.	CHF	4,354	USD	4,504	5/18/16	(32,965)
State Street Bank & Trust Co.	CNY	3,020	USD	461	5/18/16	(5,718)
State Street Bank & Trust Co.	EUR	408	USD	457	5/18/16	(7,828)
State Street Bank & Trust Co.	HKD	15,997	USD	2,052	5/18/16	(11,031)
State Street Bank & Trust Co.	USD	187	CHF	182	5/18/16	2,859
State Street Bank & Trust Co.	USD	1,053	HKD	8,172	5/18/16	754
State Street Bank & Trust Co.	USD	590	JPY	66,918	5/18/16	5,784
UBS AG	CAD	696	USD	524	5/18/16	(12,209)

						$432,489

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the market value of this security amounted to $904,123 or 1.3% of net assets.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,986,343 and gross unrealized depreciation of investments was $(648,086), resulting in net unrealized appreciation of $16,338,257.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

13.6%	United Kingdom
12.7%	Switzerland
11.7%	India
10.4%	China
9.5%	France
7.8%	Japan
4.0%	Germany
3.2%	Hong Kong
2.9%	Mexico
2.6%	Belgium
2.6%	Taiwan
2.4%	South Korea
13.9%	Other
2.7%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.4% or less in the following countries: Austria, Denmark, Indonesia, Ireland, Italy, Netherlands, Philippines and United States.

AB Variable Products Series Fund

International Growth Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$941,595		$16,945,519		$	– 0	–	$17,887,114
Consumer Staples	– 0	–	11,395,228			– 0	–	11,395,228
Consumer Discretionary	4,327,281		6,990,839			– 0	–	11,318,120
Information Technology	2,559,789		6,430,655			– 0	–	8,990,444
Industrials	1,009,605		7,610,737			– 0	–	8,620,342
Health Care	772,624		5,483,229			– 0	–	6,255,853
Materials	– 0	–	1,739,576			– 0	–	1,739,576
Utilities	– 0	–	639,969			– 0	–	639,969
Short-Term Investments	– 0	–	1,834,170			– 0	–	1,834,170
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,184,480		– 0	–		– 0	–	1,184,480

Total Investments in Securities	10,795,374		59,069,922	(a)		– 0	–	69,865,296

Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	617,061			– 0	–	617,061
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(184,572)			– 0	–	(184,572)

Total(c)	$10,795,374		$59,502,411		$	– 0	–	$70,297,785

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

											Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value 03/31/16 (000)	Income (000)			Realized Gains (000)
AB Exchange Reserves - Class I	$2,835	$5,919	$7,570	$	– 0	–	$	– 0	–	$1,184	$	– 0	–	$	– 0	–

AB Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 22.0%
Banks - 15.1%
Bank Hapoalim BM	572,275	$2,970,578
Bank of Queensland Ltd.	1,468,794	13,618,327
CYBG PLC (a)(b)	331,729	993,389
Danske Bank A/S	600,050	16,933,687
ING Groep NV	1,218,720	14,584,192
KB Financial Group, Inc.	157,240	4,366,115
Mitsubishi UFJ Financial Group, Inc.	4,989,400	23,118,908
OTP Bank PLC	174,494	4,377,628
UniCredit SpA	1,286,860	4,639,120

		85,601,944

Capital Markets - 1.7%
Amundi SA (a)(c)	91,535	4,350,480
Azimut Holding SpA	242,890	5,585,771

		9,936,251

Diversified Financial Services - 1.1%
Challenger Ltd./Australia	949,060	6,090,405

Insurance - 4.1%
Dongbu Insurance Co., Ltd.	37,840	2,516,670
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	34,420	6,985,339
NN Group NV	259,555	8,473,084
Zurich Insurance Group AG (a)	23,260	5,394,257

		23,369,350

		124,997,950

Consumer Discretionary - 17.0%
Auto Components - 5.7%
Hankook Tire Co., Ltd.	126,654	6,024,447
Magna International, Inc. (New York)-Class A	197,030	8,464,409
Plastic Omnium SA	122,590	4,210,295
Sumitomo Electric Industries Ltd.	661,200	8,017,662
Valeo SA	37,950	5,901,166

		32,617,979

Automobiles - 5.3%
Honda Motor Co., Ltd.	417,600	11,417,639
Peugeot SA (a)	677,700	11,594,102
Tata Motors Ltd.-Class A (a)	1,534,606	6,807,355

		29,819,096

Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	256,900	5,600,008

Media - 5.0%
Altice NV-Class A (a)	317,780	5,644,790
Liberty Global PLC-Series C (a)	319,557	12,002,561

Company	Shares	U.S. $ Value
Vivendi SA	511,626	10,722,112

		28,369,463

		96,406,546

Industrials - 13.5%
Aerospace & Defense - 1.6%
Airbus Group SE	134,970	8,942,764

Airlines - 5.4%
International Consolidated Airlines Group SA	1,416,060	11,229,303
Japan Airlines Co., Ltd.	317,500	11,639,538
Qantas Airways Ltd. (a)	2,460,185	7,679,114

		30,547,955

Industrial Conglomerates - 1.6%
Rheinmetall AG	111,050	8,854,914

Machinery - 2.9%
IHI Corp. (b)	3,072,000	6,502,482
JTEKT Corp.	784,900	10,185,168

		16,687,650

Road & Rail - 2.0%
Central Japan Railway Co.	65,800	11,636,813

		76,670,096

Telecommunication Services - 10.9%
Diversified Telecommunication Services - 8.5%
BT Group PLC	3,149,270	19,884,966
Nippon Telegraph & Telephone Corp.	520,800	22,497,253
Telefonica Brasil SA (Preference Shares)	444,707	5,595,246

		47,977,465

Wireless Telecommunication Services - 2.4%
Vodafone Group PLC	4,322,324	13,734,844

		61,712,309

Information Technology - 7.9%
Semiconductors & Semiconductor Equipment - 5.9%
Infineon Technologies AG	600,590	8,515,360
Novatek Microelectronics Corp.	1,529,000	6,154,893
SCREEN Holdings Co., Ltd. (b)	1,528,000	12,066,379
Sumco Corp. (b)	1,052,800	6,610,137

		33,346,769

Software - 1.2%
Nintendo Co., Ltd.	49,300	7,007,904

Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co., Ltd.	4,170	4,785,519

		45,140,192

Energy - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
JX Holdings, Inc. (b)	3,493,900	13,452,776

Company	Shares	U.S. $ Value
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	164,720	3,991,768
Royal Dutch Shell PLC-Class A	437,924	10,574,090
TOTAL SA	178,634	8,128,080
Tupras Turkiye Petrol Rafinerileri AS (a)	163,570	4,607,059

		40,753,773

Consumer Staples - 6.4%
Food & Staples Retailing - 3.2%
Delhaize Group	173,330	18,064,582

Tobacco - 3.2%
British American Tobacco PLC	313,720	18,345,060

		36,409,642

Health Care - 5.7%
Pharmaceuticals - 5.7%
GlaxoSmithKline PLC	540,490	10,941,265
Roche Holding AG	87,110	21,389,014

		32,330,279

Utilities - 4.1%
Electric Utilities - 3.3%
EDP-Energias de Portugal SA	3,551,620	12,609,816
Korea Electric Power Corp.	115,870	6,069,899

		18,679,715

Independent Power and Renewable Electricity Producers - 0.8%
Huaneng Power International, Inc.-Class H	5,394,000	4,822,472

		23,502,187

Materials - 3.8%
Chemicals - 3.8%
Arkema SA	122,151	9,151,249
JSR Corp.	389,200	5,596,425
Koninklijke DSM NV	127,665	7,019,153

		21,766,827

Total Common Stocks (cost $565,254,049)		559,689,801

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
State Street Time Deposit 0.01%, 4/01/16 (cost $2,818,022)	$2,818	2,818,022

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.0% (cost $568,072,071)		562,507,823

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%
Investment Companies - 3.9%
AB Exchange Reserves-Class I, 0.40% (d)(e) (cost $22,038,693)	22,038,693	22,038,693

Total Investments - 102.9% (cost $590,110,764) (f)		584,546,516
Other assets less liabilities - (2.9)% (g)		(16,413,044)

Net Assets - 100.0%		$568,133,472

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	16	June 2016	$544,736	$533,629	$(11,107)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	4,921	GBP	3,496	4/18/16	$100,159
Barclays Bank PLC	USD	11,145	SEK	95,861	4/18/16	669,087
BNP Paribas SA	AUD	4,834	USD	3,605	4/18/16	(97,711)
BNP Paribas SA	USD	9,584	JPY	1,089,066	4/18/16	97,239
Citibank	CAD	8,429	USD	5,961	4/18/16	(529,782)
Citibank	CHF	15,650	USD	15,698	4/18/16	(587,679)
Citibank	ILS	14,074	USD	3,587	4/18/16	(160,130)
Citibank	KRW	19,367,837	USD	15,989	4/18/16	(911,628)
Citibank	SEK	48,462	USD	5,670	4/18/16	(302,270)
Citibank	USD	14,966	AUD	21,051	4/18/16	1,159,920
Citibank	USD	3,151	GBP	2,235	4/18/16	59,276
Credit Suisse International	JPY	1,045,253	USD	8,644	4/18/16	(647,342)
Credit Suisse International	NOK	93,092	USD	10,704	4/18/16	(545,779)
Credit Suisse International	USD	8,380	EUR	7,533	4/18/16	195,361
Credit Suisse International	USD	3,938	NOK	34,433	4/18/16	222,888
Credit Suisse International	JPY	862,569	USD	7,678	7/15/16	(10,407)
Credit Suisse International	USD	11,347	NOK	96,291	7/15/16	285,114
Deutsche Bank AG	USD	4,581	CHF	4,494	4/18/16	95,405
Goldman Sachs Bank USA	USD	1,965	TWD	63,944	4/18/16	23,670
Goldman Sachs Bank USA	CNY	25,389	USD	3,859	7/15/16	(46,451)
HSBC Bank USA	BRL	10,667	USD	2,676	4/04/16	(290,591)
HSBC Bank USA	USD	2,997	BRL	10,667	4/04/16	(30,634)
HSBC Bank USA	USD	3,297	GBP	2,264	4/18/16	(45,326)
HSBC Bank USA	USD	1,625	ILS	6,444	4/18/16	90,545
HSBC Bank USA	USD	3,875	CNY	25,389	7/15/16	30,548
Morgan Stanley & Co., Inc.	BRL	5,135	USD	1,379	4/04/16	(48,665)
Morgan Stanley & Co., Inc.	USD	1,443	BRL	5,135	4/04/16	(14,747)
Morgan Stanley & Co., Inc.	AUD	6,376	USD	4,427	4/18/16	(457,118)
Morgan Stanley & Co., Inc.	CHF	1,579	USD	1,618	4/18/16	(24,727)
Morgan Stanley & Co., Inc.	JPY	1,602,306	USD	14,013	4/18/16	(230,804)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	SEK	55,992	USD	6,573	4/18/16	$(327,504)
Morgan Stanley & Co., Inc.	USD	24,002	EUR	21,350	4/18/16	302,288
Morgan Stanley & Co., Inc.	USD	9,585	NOK	85,674	4/18/16	768,447
Morgan Stanley & Co., Inc.	CAD	1,861	USD	1,436	7/15/16	3,295
Morgan Stanley & Co., Inc.	EUR	1,002	USD	1,122	7/15/16	(22,124)
Morgan Stanley & Co., Inc.	USD	19,278	EUR	17,179	7/15/16	333,420
Nomura Global Financial Products, Inc.	KRW	6,308,154	USD	5,076	4/18/16	(428,711)
Royal Bank of Scotland PLC	BRL	15,802	USD	4,440	4/04/16	45,381
Royal Bank of Scotland PLC	USD	4,337	BRL	15,802	4/04/16	57,716
Royal Bank of Scotland PLC	EUR	19,475	USD	21,906	4/18/16	(263,598)
Royal Bank of Scotland PLC	GBP	1,563	USD	2,276	4/18/16	31,100
Royal Bank of Scotland PLC	TWD	297,572	USD	8,934	4/18/16	(322,301)
Royal Bank of Scotland PLC	USD	17,577	CHF	17,068	4/18/16	184,411
Royal Bank of Scotland PLC	USD	1,376	CNY	9,279	4/18/16	59,805
Royal Bank of Scotland PLC	USD	1,382	KRW	1,669,485	4/18/16	74,416
Royal Bank of Scotland PLC	USD	22,355	SEK	189,831	4/18/16	1,039,908
Societe Generale	JPY	671,376	USD	5,839	4/18/16	(129,096)
Standard Chartered Bank	CNY	23,203	USD	3,439	4/18/16	(150,568)
Standard Chartered Bank	JPY	750,829	USD	6,402	4/18/16	(272,385)
Standard Chartered Bank	USD	12,183	AUD	17,449	4/18/16	1,183,912
Standard Chartered Bank	USD	2,082	CNY	13,924	4/18/16	72,585
Standard Chartered Bank	USD	2,857	TWD	92,057	4/18/16	6,858
Standard Chartered Bank	JPY	173,749	USD	1,544	7/15/16	(4,870)
State Street Bank & Trust Co.	JPY	869,014	USD	7,344	4/18/16	(380,952)
State Street Bank & Trust Co.	USD	4,780	CHF	4,760	4/18/16	173,239
State Street Bank & Trust Co.	CHF	1,376	USD	1,418	7/15/16	(19,462)
State Street Bank & Trust Co.	GBP	1,582	USD	2,242	7/15/16	(31,327)
UBS AG	CHF	9,093	USD	9,333	4/18/16	(128,891)
UBS AG	EUR	9,408	USD	10,288	4/18/16	(422,025)
UBS AG	GBP	6,432	USD	9,174	4/18/16	(64,110)
UBS AG	USD	20,888	JPY	2,383,227	4/18/16	297,608
UBS AG	USD	4,946	KRW	5,765,139	4/18/16	84,330
UBS AG	CHF	2,291	USD	2,361	7/15/16	(32,813)
UBS AG	EUR	2,178	USD	2,468	7/15/16	(18,094)

						$(252,691)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the market value of this security amounted to $4,350,480 or 0.8% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $36,600,864 and gross unrealized depreciation of investments was $(42,165,112), resulting in net unrealized depreciation of $(5,564,248).
(g)	An amount of U.S. $54,792 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

REG	-	Registered Shares

Country Breakdown*

March 31, 2016 (unaudited)

27.6%	Japan
17.4%	United Kingdom
11.2%	France
7.1%	Netherlands
4.9%	Australia
4.8%	Switzerland
4.3%	Germany
4.2%	South Korea
3.2%	Belgium
3.0%	Denmark
2.2%	Portugal
1.8%	Italy
1.5%	Canada
6.3%	Other
0.5%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Brazil, China, Hungary, India, Israel, Taiwan, and Turkey.

AB Variable Products Series Fund

International Value Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$993,389		$124,004,561		$	– 0	–	$124,997,950
Consumer Discretionary	20,466,970		75,939,576			– 0	–	96,406,546
Industrials	– 0	–	76,670,096			– 0	–	76,670,096
Telecommunication Services	5,595,246		56,117,063			– 0	–	61,712,309
Information Technology	– 0	–	45,140,192			– 0	–	45,140,192
Energy	– 0	–	40,753,773			– 0	–	40,753,773
Consumer Staples	– 0	–	36,409,642			– 0	–	36,409,642
Health Care	– 0	–	32,330,279			– 0	–	32,330,279
Utilities	– 0	–	23,502,187			– 0	–	23,502,187
Materials	– 0	–	21,766,827			– 0	–	21,766,827
Short-Term Investments	– 0	–	2,818,022			– 0	–	2,818,022
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	22,038,693		– 0	–		– 0	–	22,038,693

Total Investments in Securities	49,094,298		535,452,218	(a)		– 0	–	584,546,516

Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	7,747,931			– 0	–	7,747,931
Liabilities:
Futures	(11,107)		– 0	–		– 0	–	(11,107)
Forward Currency Exchange Contracts	– 0	–	(8,000,622)			– 0	–	(8,000,622)

Total(c)(d)	$49,083,191		$535,199,527		$	– 0	–	$584,282,718

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(c)	An amount of $20,217,503 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

											Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value 03/31/16 (000)	Income (000)			Realized Gains (000)
AB Exchange Reserves - Class I	$3,408	$56,505	$37,874	$	– 0	–	$	– 0	–	$22,039	$	– 0	–	$	– 0	–

AB Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.4%
Technology - 29.5%
Computer Services, Software & Systems - 18.7%
Adobe Systems, Inc. (a)	43,180	$4,050,284
Alphabet, Inc.-Class A (a)	6,380	4,867,302
Alphabet, Inc.-Class C (a)	32,699	24,359,120
ANSYS, Inc. (a)	44,292	3,962,362
Aspen Technology, Inc. (a)	105,561	3,813,919
Cognizant Technology Solutions Corp.-Class A (a)	115,460	7,239,342
Facebook, Inc.-Class A (a)	222,319	25,366,598
Palo Alto Networks, Inc. (a)	21,260	3,468,356
ServiceNow, Inc. (a)	52,961	3,240,154
Twitter, Inc. (a)	128,370	2,124,524

		82,491,961

Computer Technology - 4.8%
Apple, Inc.	194,932	21,245,638

Electronic Components - 1.2%
Amphenol Corp.-Class A	88,724	5,130,022

Semiconductors & Component - 3.8%
NVIDIA Corp.	271,932	9,688,937
Xilinx, Inc.	144,090	6,834,189

		16,523,126

Telecommunications Equipment - 1.0%
Arista Networks, Inc. (a)(b)	67,899	4,284,427

		129,675,174

Consumer Discretionary - 28.4%
Auto Parts - 0.7%
Mobileye NV (a)(b)	79,224	2,954,263

Cable Television Services - 4.4%
AMC Networks, Inc.-Class A (a)	106,298	6,902,992
Comcast Corp.-Class A	204,760	12,506,741

		19,409,733

Cosmetics - 1.8%
Estee Lauder Cos., Inc. (The)-Class A	81,830	7,717,387

Diversified Retail - 3.9%
Costco Wholesale Corp.	37,730	5,945,494
Dollar Tree, Inc. (a)	136,400	11,247,544

		17,193,038

Entertainment - 2.4%
Walt Disney Co. (The)	106,030	10,529,839

Leisure Time - 2.5%
Priceline Group, Inc. (The) (a)	8,690	11,201,062

Restaurants - 2.4%
Starbucks Corp.	177,750	10,611,675

Company	Shares	U.S. $ Value
Specialty Retail - 7.7%
Home Depot, Inc. (The)	135,981	18,143,945
L Brands, Inc.	43,430	3,813,588
O’Reilly Automotive, Inc. (a)	14,470	3,959,860
Ulta Salon Cosmetics & Fragrance, Inc. (a)	41,700	8,078,958

		33,996,351

Textiles, Apparel & Shoes - 2.6%
NIKE, Inc.-Class B	183,250	11,264,378

		124,877,726

Health Care - 20.4%
Biotechnology - 7.0%
Alexion Pharmaceuticals, Inc. (a)	77,830	10,835,493
Biogen, Inc. (a)	76,585	19,936,607

		30,772,100

Health Care Management Services - 3.7%
UnitedHealth Group, Inc.	125,191	16,137,120

Health Care Services - 0.8%
Premier, Inc.-Class A (a)	105,824	3,530,289

Medical & Dental Instruments & Supplies - 2.1%
Align Technology, Inc. (a)	82,440	5,992,564
Edwards Lifesciences Corp. (a)	36,740	3,240,835

		9,233,399

Medical Equipment - 5.0%
Illumina, Inc. (a)	23,976	3,886,749
Intuitive Surgical, Inc. (a)	30,425	18,286,946

		22,173,695

Pharmaceuticals - 1.8%
Gilead Sciences, Inc.	88,360	8,116,749

		89,963,352

Financial Services - 5.7%
Asset Management & Custodian - 0.8%
BlackRock, Inc.-Class A	9,880	3,364,832

Financial Data & Systems - 4.9%
Vantiv, Inc.-Class A (a)	71,130	3,832,484
Visa, Inc.-Class A	231,570	17,710,474

		21,542,958

		24,907,790

Producer Durables - 5.4%
Aerospace - 0.9%
Rockwell Collins, Inc.	45,210	4,168,814

Air Transport - 0.6%
Alaska Air Group, Inc.	30,886	2,533,270

Company	Shares		U.S. $ Value
Back Office Support, HR & Consulting - 0.6%
Robert Half International, Inc.		56,610	2,636,894

Diversified Manufacturing Operations - 1.4%
Danaher Corp.		64,942	6,160,398

Scientific Instruments: Control & Filter - 0.5%
Roper Technologies, Inc.		13,810	2,524,054

Scientific Instruments: Electrical - 0.6%
AO Smith Corp.		33,360	2,545,702

Scientific Instruments: Gauges & Meters - 0.8%
Mettler-Toledo International, Inc. (a)		9,885	3,407,952

			23,977,084

Consumer Staples - 5.0%
Beverage: Soft Drinks - 1.8%
Monster Beverage Corp. (a)		59,736	7,967,588

Drug & Grocery Store Chains - 2.9%
CVS Health Corp.		122,529	12,709,933

Foods - 0.3%
WhiteWave Foods Co. (The) (a)		34,824	1,415,247

			22,092,768

Materials & Processing - 1.0%
Building Materials - 1.0%
Acuity Brands, Inc.		19,876	4,335,751

Total Common Stocks (cost $327,168,605)			419,829,645

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.1%
Time Deposit - 4.1%
State Street Time Deposit 0.01%, 4/01/16 (Cost $18,366,862)	U.S.$	18,367	18,366,862

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $345,535,467)			438,196,507

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AB Exchange Reserves-Class I, 0.40% (c)(d) (cost $7,339,073)		7,339,073	7,339,073

U.S. $ Value
Total Investments - 101.2% (cost $352,874,540) (e)	445,535,580
Other assets less liabilities - (1.2)%	(5,351,895)

Net Assets - 100.0%	$440,183,685

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $97,354,857 and gross unrealized depreciation of investments was $(4,693,817), resulting in net unrealized appreciation of $92,661,040.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AB Variable Products Series Fund

Large Cap Growth Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$419,829,645		$	– 0	–	$	– 0	–	$419,829,645
Short-Term Investments	– 0	–		18,366,862			– 0	–	18,366,862
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,339,073			– 0	–		– 0	–	7,339,073

Total Investments in Securities	427,168,718			18,366,862			– 0	–	445,535,580

Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$427,168,718			$18,366,862		$	– 0	–	$445,535,580

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

											Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value 03/31/16 (000)	Income (000)			Realized Gains (000)
AB Exchange Reserves - Class I	$3,763	$22,624	$19,048	$	– 0	–	$	– 0	–	$7,339	$	– 0	–	$	– 0	–

AB Variable Products Series Fund

Multi-Manager Alternative Strategies Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
Investment Companies - 100.1%
Funds and Investment Trusts - 100.1% (a)
AB Long/Short Multi-Manager Portfolio-Class Z	14,745	$145,973
AB Multi-Manager Alternative Strategies Fund-Class Z	50,403	492,440
AQR Long-Short Equity Fund-Class R6	4,085	51,107
DoubleLine Total Return Bond Fund-Class I	9,337	101,494
Gotham Absolute Return Fund-Institutional Class	8,032	101,036
Kellner Merger Fund-Institutional Class	9,634	102,408

Total Investments - 100.1% (cost $1,007,017) (b)		994,458
Other assets less liabilities - (0.1)%		(781)

Net Assets - 100.0%		$993,677

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,965 and gross unrealized depreciation of investments was $(15,524), resulting in net unrealized depreciation of $(12,559).

AB Variable Products Series Fund

Multi-Manager Alternative Strategies Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$994,458	$	– 0	–	$	– 0	–	$994,458

Total(a)	$994,458	$	– 0	–	$	– 0	–	$994,458

(a)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

													Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)			Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 03/31/16 (000)	Income (000)			Realized Gains (000)
AB Multi-Manager Alternative Strategies Fund - Class Z	$497	$	– 0	–	$	– 0	–	$	– 0	–	$(5)	$492	$	– 0	–	$	– 0	–
AB Long/Short Multi-Manager Portfolio - Class Z	149		– 0	–		– 0	–		– 0	–	(3)	146		– 0	–		– 0	–

AB Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Equity: Other - 29.7%
Diversified/Specialty - 17.1%
American Tower Corp.	18,390	$1,882,584
Armada Hoffler Properties, Inc.	48,790	548,888
CBRE Group, Inc. - Class A (a)	10,030	289,065
Colony Starwood Homes	24,290	601,177
Crown Castle International Corp.	31,600	2,733,400
Digital Realty Trust, Inc.	4,650	411,479
Equinix, Inc.	1,253	414,380
Gramercy Property Trust	138,993	1,174,491
STORE Capital Corp.	35,030	906,576

		8,962,040

Health Care - 8.4%
LTC Properties, Inc.	22,630	1,023,781
Ventas, Inc.	32,680	2,057,533
Welltower, Inc.	19,171	1,329,317

		4,410,631

Triple Net - 4.2%
National Retail Properties, Inc.	27,670	1,278,354
Realty Income Corp.	14,920	932,649

		2,211,003

		15,583,674

Residential - 26.1%
Multi-Family - 16.9%
Apartment Investment & Management Co. - Class A	8,030	335,815
AvalonBay Communities, Inc.	13,100	2,491,620
Camden Property Trust	11,470	964,512
Equity Residential	10,850	814,075
Essex Property Trust, Inc.	3,880	907,377
Independence Realty Trust, Inc.	117,720	838,166
Mid-America Apartment Communities, Inc.	11,900	1,216,299
Sun Communities, Inc.	18,165	1,300,796

		8,868,660

Self Storage - 9.2%
CubeSmart	22,440	747,252
Extra Space Storage, Inc.	14,220	1,329,001
National Storage Affiliates Trust	23,302	494,002
Public Storage	5,300	1,461,899
Sovran Self Storage, Inc.	6,550	772,573

		4,804,727

		13,673,387

Retail - 20.1%
Regional Mall - 11.6%
General Growth Properties, Inc.	14,260	423,950
Pennsylvania Real Estate Investment Trust	24,200	528,770
Simon Property Group, Inc.	24,780	5,146,558

		6,099,278

Company	Shares	U.S. $ Value
Shopping Center/Other Retail - 8.5%
DDR Corp.	47,603	$846,858
Kite Realty Group Trust	31,696	878,296
Ramco-Gershenson Properties Trust	49,571	893,765
Regency Centers Corp.	15,640	1,170,654
Retail Opportunity Investments Corp.	32,060	645,047

		4,434,620

		10,533,898

Industrials - 7.8%
Industrial Warehouse Distribution - 7.8%
DCT Industrial Trust, Inc.	19,030	751,114
Duke Realty Corp.	14,770	332,916
Granite Real Estate Investment Trust	24,010	689,087
Prologis, Inc.	20,732	915,940
Rexford Industrial Realty, Inc.	45,700	829,912
STAG Industrial, Inc.	28,270	575,577

		4,094,546

Office - 7.3%
Office - 7.3%
Boston Properties, Inc.	16,369	2,080,172
Highwoods Properties, Inc.	24,040	1,149,352
Vornado Realty Trust	6,320	596,798

		3,826,322

Lodging - 5.8%
Lodging - 5.8%
Chesapeake Lodging Trust	26,560	702,778
Pebblebrook Hotel Trust	20,200	587,214
RLJ Lodging Trust	20,724	474,165
Summit Hotel Properties, Inc.	77,590	928,752
Wyndham Worldwide Corp.	4,790	366,100

		3,059,009

Mortgage - 1.5%
Mortgage - 1.5%
Blackstone Mortgage Trust, Inc. - Class A	17,080	458,769
First American Financial Corp.	9,050	344,895

		803,664

Total Common Stocks (cost $42,973,151)		51,574,500

Company	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.4%
Time Deposit - 1.4%
State Street Time Deposit 0.01%, 4/01/16 (cost $749,001)	$749	$749,001

Total Investments - 99.7% (cost $43,722,152) (b)		$52,323,501
Other assets less liabilities - 0.3%		166,484

Net Assets - 100.0%		$52,489,985

(a)	Non-income producing security.
(b)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,441,666 and gross unrealized depreciation of investments was $(840,317), resulting in net unrealized appreciation of $8,601,349.

AB Variable Products Series Fund

Real Estate Investment Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$51,574,500		$	– 0	–	$	– 0	–	$51,574,500
Short-Term Investments	– 0	–		749,001			– 0	–	749,001

Total Investments in Securities	51,574,500			749,001			– 0	–	52,323,501

Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$51,574,500			$749,001		$	– 0	–	$52,323,501

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 03/31/16 (000)	Income (000)	Realized Gains (000)
AB Exchange Reserves - Class I	$0	$5,526	$5,526	$0	$0	$0	$0	$0

AB Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Information Technology - 27.9%
Communications Equipment - 2.2%
Ciena Corp. (a)	25,990	$494,330
Oclaro, Inc. (a)(b)	71,450	385,830

		880,160

Electronic Equipment, Instruments & Components - 0.6%
VeriFone Systems, Inc. (a)	8,458	238,854

Internet Software & Services - 2.8%
Cimpress NV (a)(b)	5,356	485,736
CoStar Group, Inc. (a)	2,420	455,371
Pandora Media, Inc. (a)(b)	19,776	176,995

		1,118,102

IT Services - 1.1%
Heartland Payment Systems, Inc.	4,610	445,188

Semiconductors & Semiconductor Equipment - 7.6%
Cavium, Inc. (a)	5,814	355,584
Mellanox Technologies Ltd. (a)	8,043	436,976
Microsemi Corp. (a)	18,090	693,028
Monolithic Power Systems, Inc.	8,661	551,186
Silicon Laboratories, Inc. (a)	10,274	461,919
Synaptics, Inc. (a)	6,381	508,821

		3,007,514

Software - 13.6%
Aspen Technology, Inc. (a)	11,743	424,275
Atlassian Corp. PLC - Class A (a)(b)	12,725	320,034
Blackbaud, Inc.	7,108	447,022
Fortinet, Inc. (a)	10,910	334,173
Guidewire Software, Inc. (a)	10,473	570,569
HubSpot, Inc. (a)	10,340	451,031
Paylocity Holding Corp. (a)(b)	14,858	486,451
Proofpoint, Inc. (a)	7,576	407,437
Qlik Technologies, Inc. (a)	12,700	367,284
RingCentral, Inc. - Class A (a)	26,892	423,549
SS&C Technologies Holdings, Inc.	1,259	79,846
Take-Two Interactive Software, Inc. (a)	16,312	614,473
Ultimate Software Group, Inc. (The) (a)	2,425	469,237

		5,395,381

		11,085,199

Consumer Discretionary - 22.1%
Distributors - 1.8%
Pool Corp.	8,217	720,960

Diversified Consumer Services - 3.2%
2U, Inc. (a)(b)	23,449	529,948
Bright Horizons Family Solutions, Inc. (a)	11,181	724,305

		1,254,253

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 8.1%
Buffalo Wild Wings, Inc. (a)	3,312	$490,573
Dave & Buster’s Entertainment, Inc. (a)	13,827	536,211
Diamond Resorts International, Inc. (a)(b)	29,790	723,897
Planet Fitness, Inc. (a)(b)	32,658	530,366
Texas Roadhouse, Inc. - Class A	12,120	528,190
Zoe’s Kitchen, Inc. (a)(b)	10,715	417,778

		3,227,015

Household Durables - 1.4%
Tempur Sealy International, Inc. (a)	9,087	552,399

Media - 2.0%
IMAX Corp. (a)	7,700	239,393
National CineMedia, Inc.	35,940	546,647

		786,040

Multiline Retail - 1.2%
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	20,322	476,144

Specialty Retail - 4.4%
Five Below, Inc. (a)(b)	17,705	731,925
Lithia Motors, Inc. - Class A	6,430	561,532
Tile Shop Holdings, Inc. (a)	31,260	466,086

		1,759,543

		8,776,354

Health Care - 21.4%
Biotechnology - 5.6%
Adamas Pharmaceuticals, Inc. (a)(b)	9,135	132,092
Aimmune Therapeutics, Inc. (a)(b)	8,783	119,098
Alder Biopharmaceuticals, Inc. (a)	8,073	197,708
Amicus Therapeutics, Inc. (a)(b)	20,309	171,611
Anacor Pharmaceuticals, Inc. (a)	3,640	194,558
Chiasma, Inc. (a)	3,033	27,782
DBV Technologies SA (Sponsored ADR) (a)	3,435	111,809
Otonomy, Inc. (a)	7,776	116,018
Prothena Corp. PLC (a)(b)	4,790	197,156
Radius Health, Inc. (a)(b)	4,950	155,628
Sage Therapeutics, Inc. (a)(b)	4,926	157,928
Seres Therapeutics, Inc. (a)(b)	5,830	154,845
TESARO, Inc. (a)(b)	4,700	206,941
Ultragenyx Pharmaceutical, Inc. (a)	4,123	261,027

		2,204,201

Health Care Equipment & Supplies - 7.4%
Align Technology, Inc. (a)	8,891	646,287
DENTSPLY SIRONA, Inc.	8,843	544,994

Company	Shares	U.S. $ Value
DexCom, Inc. (a)	7,511	$510,072
Glaukos Corp. (a)	8,870	149,548
K2M Group Holdings, Inc. (a)	20,973	311,030
Neovasc, Inc. (a)	30,031	128,232
Nevro Corp. (a)	9,229	519,224
Penumbra, Inc. (a)	2,698	124,108

		2,933,495

Health Care Providers & Services - 5.1%
Acadia Healthcare Co., Inc. (a)	9,714	535,338
Amsurg Corp. (a)	8,900	663,940
Diplomat Pharmacy, Inc. (a)(b)	12,447	341,048
Premier, Inc. - Class A (a)	15,116	504,270

		2,044,596

Life Sciences Tools & Services - 1.4%
ICON PLC (a)	7,442	558,894

Pharmaceuticals - 1.9%
Aerie Pharmaceuticals, Inc. (a)(b)	7,450	90,592
Akorn, Inc. (a)	15,187	357,350
GW Pharmaceuticals PLC (ADR) (a)	1,868	134,776
Medicines Co. (The) (a)	5,530	175,688

		758,406

		8,499,592

Industrials - 13.5%
Aerospace & Defense - 1.5%
Hexcel Corp.	13,324	582,392

Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	9,463	611,972

Industrial Conglomerates - 1.5%
Carlisle Cos., Inc.	5,975	594,513

Machinery - 4.5%
IDEX Corp.	7,213	597,813
Lincoln Electric Holdings, Inc.	7,489	438,631
Middleby Corp. (The) (a)	2,866	306,003
RBC Bearings, Inc. (a)	6,121	448,424

		1,790,871

Marine - 1.6%
Kirby Corp. (a)	10,278	619,661

Road & Rail - 1.4%
Genesee & Wyoming, Inc. - Class A (a)	8,994	563,924

Trading Companies & Distributors - 1.5%
H&E Equipment Services, Inc.	28,124	493,014
United Rentals, Inc. (a)	1,881	116,979

		609,993

		5,373,326

Company	Shares	U.S. $ Value
Financials - 6.9%
Banks - 5.4%
IBERIABANK Corp.	3,562	$182,624
PrivateBancorp, Inc.	10,813	417,382
Signature Bank/New York NY (a)	3,954	538,218
SVB Financial Group (a)	4,981	508,311
Western Alliance Bancorp (a)	14,952	499,098

		2,145,633

Capital Markets - 1.5%
Houlihan Lokey, Inc.	12,750	317,475
Stifel Financial Corp. (a)	8,997	266,311

		583,786

		2,729,419

Materials - 2.8%
Chemicals - 1.6%
PolyOne Corp.	21,002	635,311

Construction Materials - 1.2%
Summit Materials, Inc. - Class A (a)	24,778	481,932

		1,117,243

Energy - 2.4%
Energy Equipment & Services - 1.7%
Dril-Quip, Inc. (a)	5,177	313,519
Forum Energy Technologies, Inc. (a)(b)	1,230	16,236
Oil States International, Inc. (a)	10,881	342,969

		672,724

Oil, Gas & Consumable Fuels - 0.7%
Matador Resources Co. (a)(b)	15,325	290,562

		963,286

Consumer Staples - 1.8%
Food & Staples Retailing - 1.2%
Chefs’ Warehouse, Inc. (The) (a)	23,172	470,160

Food Products - 0.6%
Freshpet, Inc. (a)(b)	29,755	218,104

		688,264

Total Common Stocks (cost $38,441,447)		39,232,683

Company	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.3%
Time Deposit - 1.3%
State Street Bank & Trust Co. 0.01%, 4/01/16 (cost $494,465)	$494	$494,465

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $38,935,912)		39,727,148

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 15.2%
Investment Companies - 15.2%
AB Exchange Reserves - Class I, 0.40% (c)(d) (cost $6,054,659)	6,054,659	6,054,659

Total Investments - 115.3% (cost $44,990,571) (e)		45,781,807
Other assets less liabilities - (15.3)%		(6,074,866)

Net Assets - 100.0%		$39,706,941

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,147,866 and gross unrealized depreciation of investments was $(3,356,630), resulting in net unrealized appreciation of $791,236.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund

Small Cap Growth Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$39,232,683		$	– 0	–	$	– 0	–	$39,232,683
Short-Term Investments	– 0	–		494,465			– 0	–	494,465
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,054,659			– 0	–		– 0	–	6,054,659

Total Investments in Securities	45,287,342			494,465			– 0	–	45,781,807

Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$45,287,342			$494,465		$	– 0	–	$45,781,807

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 03/31/16 (000)	Income (000)	Realized Gains (000)
AB Exchange Reserves - Class I	$6,123	$13,318	$13,386	$0	$0	$6,055	$0	$0

AB Variable Products Series Fund

Small/Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Financials - 25.3%
Banks - 9.0%
Associated Banc-Corp.	241,060	$4,324,616
Comerica, Inc.	193,510	7,328,224
First Niagara Financial Group, Inc.	498,250	4,823,060
Fulton Financial Corp.	450,590	6,028,894
Huntington Bancshares, Inc./OH	893,500	8,523,990
Synovus Financial Corp.	182,440	5,274,340
Texas Capital Bancshares, Inc. (a)	99,470	3,817,659
Webster Financial Corp.	165,079	5,926,336
Zions Bancorporation	299,900	7,260,579

		53,307,698

Capital Markets - 1.1%
E*TRADE Financial Corp. (a)	265,120	6,492,789

Consumer Finance - 0.6%
SLM Corp. (a)	589,480	3,749,093

Insurance - 8.8%
American Financial Group, Inc./OH	104,510	7,354,369
Aspen Insurance Holdings Ltd.	160,940	7,676,838
CNO Financial Group, Inc.	243,820	4,369,254
First American Financial Corp.	218,140	8,313,315
Hanover Insurance Group, Inc. (The)	88,790	8,010,634
Reinsurance Group of America, Inc.-Class A	77,660	7,474,775
Validus Holdings Ltd.	189,522	8,943,543

		52,142,728

Real Estate Investment Trusts (REITs) - 4.7%
DDR Corp.	321,430	5,718,240
Gramercy Property Trust	1,152,634	9,739,758
Mid-America Apartment Communities, Inc.	68,730	7,024,893
RLJ Lodging Trust	217,840	4,984,179

		27,467,070

Thrifts & Mortgage Finance - 1.1%
Essent Group Ltd. (a)	303,208	6,306,726

		149,466,104

Consumer Discretionary - 19.9%
Auto Components - 3.3%
Dana Holding Corp.	469,070	6,609,196
Lear Corp.	67,150	7,465,066
Tenneco, Inc. (a)	109,820	5,656,828

		19,731,090

Hotels, Restaurants & Leisure - 1.3%
Bloomin’ Brands, Inc.	462,999	7,810,793

Household Durables - 3.4%
Helen of Troy Ltd. (a)	49,980	5,182,426
Meritage Homes Corp. (a)	174,900	6,376,854
PulteGroup, Inc.	461,780	8,639,904

		20,199,184

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 0.9%
Shutterfly, Inc. (a)	118,920	5,514,320

Media - 2.5%
Cable One, Inc.	12,617	5,515,269
Regal Entertainment Group-Class A (b)	163,840	3,463,578
Scholastic Corp.	150,930	5,640,254

		14,619,101

Multiline Retail - 1.5%
Big Lots, Inc.	188,900	8,555,281

Specialty Retail - 6.0%
Caleres, Inc.	199,390	5,640,743
Children’s Place, Inc. (The)	117,199	9,782,601
Michaels Cos., Inc. (The) (a)	288,020	8,055,919
Murphy USA, Inc. (a)	79,826	4,905,308
Office Depot, Inc. (a)	958,120	6,802,652

		35,187,223

Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	630,250	6,063,005

		117,679,997

Information Technology - 18.2%
Communications Equipment - 2.7%
Finisar Corp. (a)	493,240	8,996,697
Polycom, Inc. (a)	604,780	6,743,297

		15,739,994

Electronic Equipment, Instruments & Components - 6.2%
Anixter International, Inc. (a)	26,160	1,363,198
Avnet, Inc.	146,850	6,505,455
CDW Corp./DE	181,260	7,522,290
Celestica, Inc. (Toronto) (a)	300,000	3,294,000
Keysight Technologies, Inc. (a)	264,480	7,336,675
TTM Technologies, Inc. (a)	545,699	3,628,898
Vishay Intertechnology, Inc.	596,130	7,278,747

		36,929,263

IT Services - 3.3%
Amdocs Ltd.	125,380	7,575,460
Booz Allen Hamilton Holding Corp.	255,720	7,743,201
Genpact Ltd. (a)	150,430	4,090,192

		19,408,853

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)(b)	751,960	2,143,086
Cypress Semiconductor Corp. (b)	834,430	7,226,164
Lam Research Corp.	61,440	5,074,944
Qorvo, Inc. (a)	70,530	3,555,417

		17,999,611

Company	Shares	U.S. $ Value
Software - 1.1%
Verint Systems, Inc. (a)	199,420	6,656,640

Technology Hardware, Storage & Peripherals - 1.9%
NCR Corp. (a)	365,790	10,948,095

		107,682,456

Industrials - 13.8%
Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	165,610	5,350,859

Construction & Engineering - 5.5%
AECOM (a)	298,175	9,180,808
EMCOR Group, Inc.	166,900	8,111,340
Granite Construction, Inc.	182,250	8,711,550
Quanta Services, Inc. (a)	279,400	6,303,264

		32,306,962

Electrical Equipment - 1.2%
Regal Beloit Corp.	111,610	7,041,475

Machinery - 2.6%
ITT Corp.	215,410	7,946,475
Oshkosh Corp.	190,130	7,770,613

		15,717,088

Road & Rail - 1.2%
Ryder System, Inc.	112,600	7,294,228

Trading Companies & Distributors - 2.4%
MRC Global, Inc. (a)	610,950	8,027,883
WESCO International, Inc. (a)(b)	113,100	6,183,177

		14,211,060

		81,921,672

Energy - 5.9%
Energy Equipment & Services - 1.8%
Oil States International, Inc. (a)	131,280	4,137,946
RPC, Inc. (b)	472,520	6,700,333

		10,838,279

Oil, Gas & Consumable Fuels - 4.1%
Gulfport Energy Corp. (a)	150,440	4,263,470
HollyFrontier Corp.	168,860	5,964,135
QEP Resources, Inc.	717,670	10,126,324
Synergy Resources Corp. (a)	496,310	3,856,329

		24,210,258

		35,048,537

Materials - 5.5%
Chemicals - 3.2%
A. Schulman, Inc.	190,870	5,195,481
Huntsman Corp.	465,780	6,194,874

Company	Shares	U.S. $ Value
Westlake Chemical Corp.	161,720	7,487,636

		18,877,991

Containers & Packaging - 1.3%
Graphic Packaging Holding Co.	584,320	7,508,512

Metals & Mining - 1.0%
Steel Dynamics, Inc.	267,450	6,020,300

		32,406,803

Utilities - 4.5%
Electric Utilities - 3.0%
PNM Resources, Inc.	253,290	8,540,939
Westar Energy, Inc.	184,525	9,154,285

		17,695,224

Gas Utilities - 1.5%
Southwest Gas Corp.	135,050	8,893,043

		26,588,267

Health Care - 3.7%
Health Care Providers & Services - 3.7%
LifePoint Health, Inc. (a)	115,505	7,998,721
Molina Healthcare, Inc. (a)	124,760	8,045,772
WellCare Health Plans, Inc. (a)	63,370	5,877,568

		21,922,061

Consumer Staples - 1.4%
Food Products - 1.4%
Ingredion, Inc.	78,900	8,425,731

Total Common Stocks (cost $515,766,266)		581,141,628

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.7%
Time Deposit - 1.7%
State Street Time Deposit 0.01%, 4/01/16 (cost $9,849,308)	$9,849	9,849,308

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $525,615,574)		590,990,936

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%
Investment Companies - 4.1%
AB Exchange Reserves-Class I, 0.40% (c)(d) (cost $23,870,915)	23,870,915	23,870,915

U.S. $ Value
Total Investments - 104.0% (cost $549,486,489) (e)	614,861,851
Other assets less liabilities - (4.0)%	(23,371,806)

Net Assets - 100.0%	$591,490,045

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $98,324,932 and gross unrealized depreciation of investments was $(32,949,570), resulting in net unrealized appreciation of $65,375,362.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund

Small/Mid Cap Value Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$581,141,628		$	– 0	–	$	– 0	–	$581,141,628
Short-Term Investments	– 0	–		9,849,308			– 0	–	9,849,308
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	23,870,915			– 0	–		– 0	–	23,870,915

Total Investments in Securities	605,012,543			9,849,308			– 0	–	614,861,851

Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$605,012,543			$9,849,308		$	– 0	–	$614,861,851

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

											Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value 03/31/16 (000)	Income (000)			Realized Gains (000)
AB Exchange Reserves	$29,810	$49,200	$55,139	$	– 0	–	$	– 0	–	$23,871	$	– 0	–	$	– 0	–

AB Variable Products Series Fund

Value Portfolio

Portfolio of Investments

March 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.1%
Financials - 27.2%
Banks - 9.7%
Bank of America Corp.	270,641	$3,659,066
Citizens Financial Group, Inc.	48,249	1,010,817
Wells Fargo & Co.	73,168	3,538,404

		8,208,287

Consumer Finance - 8.2%
Capital One Financial Corp.	35,383	2,452,396
Discover Financial Services	26,344	1,341,436
OneMain Holdings, Inc. (a)	33,807	927,326
Synchrony Financial (a)	77,480	2,220,577

		6,941,735

Insurance - 9.3%
Allstate Corp. (The)	44,906	3,025,317
American Financial Group, Inc./OH	9,605	675,904
American International Group, Inc.	39,284	2,123,300
First American Financial Corp.	17,990	685,599
FNF Group	37,721	1,278,742

		7,788,862

		22,938,884

Information Technology - 16.1%
Electronic Equipment, Instruments & Components - 1.5%
Keysight Technologies, Inc. (a)	43,951	1,219,201

IT Services - 1.8%
Xerox Corp.	135,444	1,511,555

Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials, Inc.	112,332	2,379,192
Intel Corp.	20,861	674,853

		3,054,045

Software - 5.1%
Microsoft Corp.	46,269	2,555,437
Oracle Corp.	41,690	1,705,538

		4,260,975

Technology Hardware, Storage & Peripherals - 4.1%
Hewlett Packard Enterprise Co.	106,807	1,893,688
HP, Inc.	111,307	1,371,302
NCR Corp. (a)	7,301	218,519

		3,483,509

		13,529,285

Consumer Discretionary - 10.7%
Auto Components - 5.3%
Goodyear Tire & Rubber Co. (The)	39,453	1,301,160
Lear Corp.	11,410	1,268,450
Magna International, Inc. (New York) - Class A	43,690	1,876,922

		4,446,532

Company	Shares	U.S. $ Value
Media - 1.7%
Comcast Corp. - Class A	23,859	$1,457,308

Multiline Retail - 2.2%
Dollar General Corp.	22,136	1,894,841

Specialty Retail - 1.5%
Foot Locker, Inc.	19,138	1,234,401

		9,033,082

Industrials - 9.3%
Aerospace & Defense - 2.4%
L-3 Communications Holdings, Inc.	17,365	2,057,752

Airlines - 3.5%
Delta Air Lines, Inc.	34,017	1,655,948
JetBlue Airways Corp. (a)	60,294	1,273,409

		2,929,357

Electrical Equipment - 2.1%
Eaton Corp. PLC	27,907	1,745,862

Machinery - 1.3%
ITT Corp.	29,447	1,086,300

		7,819,271

Health Care - 9.1%
Biotechnology - 1.2%
Gilead Sciences, Inc.	10,774	989,700

Health Care Providers & Services - 4.8%
Aetna, Inc.	22,635	2,543,042
UnitedHealth Group, Inc.	11,940	1,539,066

		4,082,108

Pharmaceuticals - 3.1%
Pfizer, Inc.	88,553	2,624,711

		7,696,519

Energy - 8.6%
Energy Equipment & Services - 2.0%
Schlumberger Ltd.	22,255	1,641,306

Oil, Gas & Consumable Fuels - 6.6%
EOG Resources, Inc.	22,841	1,657,800
Exxon Mobil Corp.	10,355	865,575
Hess Corp.	15,768	830,185
HollyFrontier Corp.	25,657	906,205
Valero Energy Corp.	20,534	1,317,051

		5,576,816

		7,218,122

Materials - 7.2%
Chemicals - 7.2%
CF Industries Holdings, Inc.	82,745	2,593,228
Dow Chemical Co. (The)	17,216	875,606
LyondellBasell Industries NV - Class A	30,726	2,629,531

		6,098,365

Company	Shares	U.S. $ Value
Utilities - 6.9%
Electric Utilities - 5.6%
American Electric Power Co., Inc.	19,788	$1,313,923
Edison International	18,396	1,322,489
PPL Corp.	53,982	2,055,095

		4,691,507

Multi-Utilities - 1.3%
NiSource, Inc.	46,447	1,094,291

		5,785,798

Telecommunication Services - 2.7%
Diversified Telecommunication Services - 2.7%
Verizon Communications, Inc.	41,964	2,269,413

Consumer Staples - 2.3%
Tobacco - 2.3%
Altria Group, Inc.	31,428	1,969,279

Total Investments - 100.1% (cost $76,782,408) (b)		84,358,018
Other assets less liabilities - (0.1)%		(92,689)

Net Assets - 100.0%		$84,265,329

(a)	Non-income producing security.
(b)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,410,312 and gross unrealized depreciation of investments was $(2,834,702), resulting in net unrealized appreciation of $7,575,610.

AB Variable Products Series Fund

Value Portfolio

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$84,358,018		$	– 0	–	$	– 0	–	$84,358,018

Total Investments in Securities	84,358,018			– 0	–		– 0	–	84,358,018

Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$84,358,018		$	– 0	–	$	– 0	–	$84,358,018

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 03/31/16 (000)	Income (000)	Realized Gains (000)
AB Exchange Reserves - Class I	$1,078	$4,587	$5,665	$0	$0	$0	$0	$0

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 25, 2016